As filed with the Securities and Exchange Commission on April 24, 2002 Registration No. 333-65458


                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549
                            POST-EFFECTIVE AMENDMENT
                               NO. 2 TO FORM S-6


    FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Address of Depositor's Principal Executive Office)

                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)


                                Diane N. Ledger
                               Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                               Jeffrey S. Puretz
                                    Dechert
                             1775 Eye Street, N.W.
                          Washington, D.C. 20006-2401



It is proposed that this filing will become effective on May 1, 2002 pursuant to paragraph (b) of Rule 485.


Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver V Last Survivor Flexible Premium Variable Life Insurance Policy.

Filing Fee: None

Pacific Select Exec Separate Account of Pacific Life Insurance Company

RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2 AND THE PROSPECTUS

Pursuant to Instructions as to the Prospectus in Form S-6



Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  Pacific Select Estate Preserver V basics; The death benefit

    (b)  Cumulative or distributive securities.........  Pacific Select Estate Preserver V basics; The death benefit

    (c)  Withdrawal or redemption......................  Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc.....................  Withdrawals, surrenders and loans



                                                         Policy

    (e)  Periodic payment plan.........................  N/A

    (f)  Voting rights.................................  Voting Rights

    (g)  Notice to security holders....................  Reports we'll send you

    (h)  Consents required.............................  Voting rights

    (i)  Other provisions..............................  N/A

11. Type of securities comprising units................  Pacific Select Estate
                                                         Preserver V Basics

12. Certain information regarding periodic
    payment plan certificates..........................  N/A

13. (a)  Load, fees, expenses, etc.....................  Deductions from your premiums;
                                                         Surrendering your policy

    (b)  Certain information regarding periodic
         payment plan certificates.....................  N/A

    (c)  Certain percentages...........................  Deductions from your premiums

    (d)  Difference in price...........................  N/A

    (e)  Certain other fees, etc.......................  Deductions from your premiums;
                                                         Surrendering your policy

    (f)  Certain other profits or benefits.............  The death benefit; Your policy's accumulated value

    (g)  Ratio of annual charges to income.............  N/A

14. Issuance of trust's securities.....................  Pacific Select Estate Preserver V Basics

15. Receipt and handling of payments from
    purchasers.........................................  How premiums work

16. Acquisition and disposition of underlying
    securities.........................................  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption...........................  Withdrawals, surrenders and loans

18. (a)  Receipt, custody and disposition
         of income.....................................  Your policy's accumulated value

    (b)  Reinvestment of distributions.................  N/A

    (c)  Reserves or special funds.....................  N/A

    (d)  Schedule of distributions.....................  N/A

19. Records, accounts and reports......................  Statements and Reports


20. Certain miscellaneous provisions of trust agreement

    (a)  Amendment.....................................  N/A

    (b)  Termination...................................  N/A

    (c) and (d) Trustee, removal and successor.........  N/A

    (e) and (f) Depositors, removal and successor......  N/A

21. Loans to security holders..........................  Withdrawals, Surrenders and Loan

22. Limitations on liability...........................  N/A

23. Bonding arrangements...............................  N/A

24. Other material provisions of trust agreement.......  N/A

III. Organizations, Personnel and Affiliated Persons of Depositor

25. Organization of depositor..........................  About Pacific Life


26. Fees received by depositor.........................  See Items 13(a) and 13(e)

27. Business of depositor..............................  About Pacific Life


28. Certain information as to officials and affiliated
    persons of depositor...............................  About Pacific Life

29. Voting securities of depositor.....................  N/A

30. Persons controlling depositor......................  N/A

31. Payments by depositor for certain services


     rendered to trust.................................  N/A

32.  Payments by depositor for certain other services
     rendered to trust.................................  N/A

33.  Remuneration of employees of depositor for
     certain services rendered to trust................  N/A

34.  Remuneration of other persons for certain
     services rendered to trust........................  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states......  N/A

36.  Suspension of sales of trust's securities.........  N/A

37.  Revocation of authority to distribute.............  N/A

38.  (a)  Method of distribution.......................  How policies are distributed

     (b)  Underwriting agreements......................  How policies are distributed

     (c)  Selling agreements...........................  How policies are distributed

39.  (a)  Organization of principal underwriters.......  How policies are distributed

     (b)  N.A.S.D. membership of principal
          underwriters.................................  How policies are distributed

40.  Certain fees received by principal underwriters...  How policies are distributed

41.  (a)  Business of each principal underwriter.......  How policies are distributed

     (b)  Branch offices of each principal
          underwriter..................................  N/A

     (c)  Salesmen of each principal underwriter.......  N/A

42.  Ownership of trust's securities by certain persons  N/A

43.  Certain brokerage commissions received by
     principal underwriters............................  N/A

44.  (a)  Method of valuation..........................  Your Policy's Accumulated Value

                                                         Value

     (b)  Schedule as to offering price................  How premiums work

     (c)  Variation in offering price to certain
          persons......................................  Monthly Deductions

45.  Suspension of redemption rights...................  Timing of payments, forms, and requests

46.  (a)  Redemption Valuation.........................  Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price..............  Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities..  Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee............  N/A

49.  Fees and expenses of trustees.....................  N/A

50.  Trustee's lien....................................  N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities........  The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect
          to selection or elimination of underlying
          securities...................................  How our accounts work

     (b)  Transactions involving elimination of
          underlying securities........................  How our accounts work

     (c)  Policy regarding substitution or
          elimination of underlying securities.........  How our accounts work

     (d)  Fundamental policy not otherwise
          covered......................................  N/A

53.  Tax status of trust...............................  Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial statements


                       PACIFIC SELECT ESTATE PRESERVER V

            Last Survivor Flexible Premium Variable Insurance Policy

                    Issued by Pacific Life Insurance Company

                      Supplement dated May 1, 2002 to


                       Prospectus dated May 1, 2002


  The attached prospectus describes two death benefit qualification tests available in connection with the Pacific Select Estate Preserver V Last Survivor Flexible Premium Variable Life insurance Policy ("Policy")-- the cash value accumulation test and the guideline premium test. As of the date of this prospectus, the cash value accumulation test is not yet available. Ask your registered representative for current availability of the cash value accumulation test.

PACIFIC SELECT
ESTATE PRESERVER V     PROSPECTUS MAY 1, 2002


                       Pacific Select Estate Preserver V is a last survivor flexible premium variable life insurance policy issued by Pacific Life Insurance Company.

This policy is         This prospectus provides information that you should
not available in       know before buying a policy. It's accompanied by a
all states. This       current prospectus for the Pacific Select Fund, a fund
prospectus is not      that provides the underlying portfolios for the
an offer in any        variable investment options offered under the policy.
state or               Please read these prospectuses carefully and keep them
jurisdiction           for future reference.
where we're not
legally permitted      Here's a list of all of the investment options
to offer the           available under your policy:
policy.

The policy is          VARIABLE INVESTMENT OPTIONS
described in detail
in this prospectus.    Blue Chip                International Value
The Pacific Select
Fund is described      Aggressive Growth        Capital Opportunities
in its prospectus
and in its             Emerging Markets         Mid-Cap Growth
Statement of
Additional             Diversified Research     Global Growth
Information (SAI).
No one has the         Small-Cap Equity         Equity Index
right to describe
the policy or the      International Large-Cap  Small-Cap Index

Pacific Select Fund
any differently        I-Net Tollkeeper (SM)    Real Estate
than they have been                              (formerly called
described in           Financial Services        "REIT")


these documents.
                       Health Sciences          Inflation Managed

You should be aware
that the               Technology               Managed Bond
Securities and
Exchange Commission    Telecommunications       Money Market
(SEC) has not
reviewed the policy    Multi-Strategy           High Yield Bond
for its investment
merit, and does        Large-Cap Core           Equity Income
not guarantee that      (formerly called
the information in      "Equity Income")        Research
this prospectus is
accurate or            Strategic Value          Equity
complete. It's a
criminal offense to    Growth LT                Aggressive Equity
say otherwise.
                       Focused 30               Large-Cap Value

                       Mid-Cap Value


                       FIXED OPTIONS

                       Fixed Account

                       Fixed LT Account

YOUR GUIDE TO THIS PROSPECTUS


An overview of Pacific Select Estate Preserver V                       4
------------------------------------------------------------------------
Pacific Select Estate Preserver V basics                              13
Owners, people insured by the policy, and beneficiaries               14
Policy date, monthly payment date, policy anniversary date            15
Statements and reports we'll send you                                 16
Your right to cancel                                                  16
Timing of payments, forms and requests                                17
Telephone and electronic transactions                                 18
------------------------------------------------------------------------
The death benefit                                                     19
Choosing your death benefit option                                    19
Choosing a death benefit qualification test                           20
When we pay the death benefit                                         21
Comparing the death benefit options                                   22
Changing your death benefit option                                    23
Changing the face amount                                              24
Optional riders                                                       25
------------------------------------------------------------------------
How premiums work                                                     27
Planned periodic premium payments                                     27
Paying your premium                                                   27
Deductions from your premiums                                         28
Allocating your premiums                                              29
Limits on the premium payments you can make                           29
------------------------------------------------------------------------
Your policy's accumulated value                                       31
Calculating your policy's accumulated value                           31
Persistency credit                                                    31
Monthly deductions                                                    31
Lapsing and reinstatement                                             34
No lapse guarantee rider                                              36
------------------------------------------------------------------------
Your investment options                                               37
Variable investment options                                           37
Fixed options                                                         41
Transferring among investment options                                 42
Transfer programs                                                     43
------------------------------------------------------------------------
Withdrawals, surrenders and loans                                     45
Making withdrawals                                                    45
Taking out a loan                                                     46
Ways to use your policy's loan and withdrawal features                47
Automated income option                                               48
Surrendering your policy                                              50
Estate tax waiver of surrender charge rider                           50
Policy restoration                                                    51
------------------------------------------------------------------------
General information about your policy                                 52
------------------------------------------------------------------------
Variable life insurance and your taxes                                54
------------------------------------------------------------------------
About Pacific Life                                                    58
------------------------------------------------------------------------
Financial statements of Pacific Select Exec Separate Account        SA-1
------------------------------------------------------------------------
Financial statements of Pacific Life Insurance Company              PL-1
------------------------------------------------------------------------
Appendices
Appendix A: Joint equal age                                          A-1
Appendix B: Death benefit percentages                                B-1
Appendix C: Death benefit factor table                               C-1
------------------------------------------------------------------------
Where to go for more information                              back cover

                       Terms used in this prospectus
                       We've tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We've identified some of these below and the pages where you'll find an explanation of what they mean.

                       If you have any questions, please ask your registered representative or call us at 1-800-800-7681.


                       Accumulated value                   31      Income benefit                      52
                       Accumulation units                  40      Insured                             14
In this prospectus,    Age                                 14      Joint equal age                     20
you and your mean      Allocation                          29      Joint owners                        14
the policy holder      Assignment                          53      Lapse                               34
or owner. Pacific      Beneficiary                         15      Loan account                        46
Life, we, us and       Business day                        17      Modified endowment contract         56
our refer to           Cash surrender value                50      Monthly payment date                15
Pacific Life           Cash value accumulation test        20      Net amount at risk                  20
Insurance Company.     Contingent beneficiary              15      Net cash surrender value            50
The fund refers to     Cost of insurance rate              31      Net premium                         27
Pacific Select         Coverage segment                    24      Net single premium                  20
Fund. Policy means     Death benefit                       19      Outstanding loan amount             46
a Pacific Select       Death benefit factor                20      Planned periodic premium            27
Estate Preserver V     Death benefit percentage            21      Policy anniversary                  15
variable life          Death benefit qualification test    19      Policy date                         15
insurance policy,      Face amount                         19      Policy year                         15
unless we state        Fixed account                       41      Portfolio                           37
otherwise.             Fixed LT account                    41      Proper form                         17
                       Fixed LT enhanced guarantee amount  41      Reinstatement                       35
                       Fixed options                       41      Riders                              25
                       General account                     59      Sales load targets                  28
                       Guideline annual premium            28      Separate account                    59
                       Guideline minimum death benefit     20      Seven-pay limit                     56
                       Guideline premium limit             30      Survivor                            14
                       Guideline premium test              21      Tax code                            54
                       Illustration                        16      Unit value                          40
                       In force                            13      Variable account                    37
                                                                   Variable investment option          37

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER V

                       This overview tells you some key things you should know about your policy. It's designed as a summary only - please read the entire prospectus and your policy for more detailed information.

                       Some states have different rules about how life insurance policies are described or administered. The terms of your policy, or of any endorsement or rider, prevail over what's in this prospectus.

                      ---------------------------------------------------------
Pacific Select         Pacific Select Estate Preserver V is a last survivor
Estate Preserver V     flexible premium variable life insurance policy.
basics
                       . Last survivor means the policy insures the lives of
Last survivor life       two people and provides a death benefit that's
insurance may be         payable after both people have died.
appropriate for two
spouses who want to    . Flexible premium means you can vary the amount and
provide a death          frequency of your premium payments.
benefit for their
children.              . Variable means the policy's value depends on the
                         performance of the investment options you choose.
This may not be the
right kind of          . Life insurance means the policy provides a death
policy for someone       benefit to the beneficiary you choose.
who wants to
provide a death        In addition to providing a death benefit that is
benefit for his or     generally free of federal income tax, any growth in
her spouse. In that    your policy's accumulated value is tax-deferred. You
case, a policy that    can choose from 33 variable investment options, each of
insures a single       which invests in a corresponding portfolio of the
life may be more       Pacific Select Fund, and from two fixed options, both
appropriate.           of which provide a guaranteed minimum rate of interest.

Please discuss your    You may choose to allocate net premium and accumulated
insurance needs and    value to no more than 20 investment options at any one
financial              time.
objectives with
your registered        Pacific Select Estate Preserver V is designed for long-
representative.        term financial planning. Please take some time to read
                       the information in this prospectus before you decide if

                    this life insurance policy meets your insurance needs
You'll find more       and financial objectives.
about the basics of
Pacific Select         Your right to cancel
Estate Preserver V     During the free look period, you have the right to
starting on            cancel your policy and return it to us or your
page 13.               registered representative for a refund. The amount of

                       your refund may be more or less than the premium payments you've made, depending on the state where you signed your application. If you signed your application in a state that requires us to refund premium payments, we'll hold the net premiums in the Money Market investment option until the free look transfer date.

                      ---------------------------------------------------------
The death benefit      You can choose one of four death benefit options
                       depending on what is more important to you: a larger
Your policy            death benefit or building the accumulated value of your
provides a death       policy.
benefit for your
beneficiary after      The death benefit will always be the greater of the
both of the people     death benefit under the option you choose or the
insured by the         guideline minimum death benefit.
policy have died,
as long as your        This policy offers two ways to calculate the guideline
policy is in force.    minimum death benefit: the cash value accumulation test
                       and the guideline premium test. These are called death

                    benefit qualification tests. The test you choose will
You'll find more       generally depend on the amount of premiums you want to
about the death        pay. In general, you should choose the cash value
benefit starting on    accumulation test if you do not want to limit the
page 19.               amount of premiums you can pay into your policy.


                       You cannot change your death benefit qualification test. But you can change your death benefit option and increase or decrease your policy's face amount (with certain restrictions) while your policy is in force. Any of these changes may affect your policy charges.

                       Optional riders
                       There are five optional riders that provide extra benefits, some at additional cost. Not all riders are available in every state, and some riders may only be added when you apply for your policy.

                      ---------------------------------------------------------
How premiums work      Deductions from your premiums
                       We deduct a premium load from each premium payment you
Your policy gives      make. The premium load is made up of a sales load, a
you the flexibility    state and local tax charge, and a federal tax charge.
to choose the
amount and             Limits on the premium payments you can make
frequency of your      Federal tax law puts limits on the premium payments you
premium payments,      can make in relation to your policy's death benefit. We
within certain         may refuse all or part of a premium payment you make,
limits. Your           or remove all or part of a premium from your policy and
planned periodic       return it to you under certain circumstances.
premium must be for
at least $50.

You'll find more
about how premiums
work starting on
page 27.


                      ---------------------------------------------------------
Your policy's          Accumulated value is the value of your policy on any
accumulated value      business day. It is not guaranteed - it depends on the
                       performance of the investment options you've chosen,
Accumulated value      the premium payments you've made, policy charges, and
is used as the         how much you've borrowed or withdrawn from the policy.
basis for
determining policy     Monthly deductions
benefits and           We deduct a monthly charge from your policy's
charges. If there      accumulated value on each monthly payment date. The
is not enough          charge is made up of cost of insurance, an
accumulated value      administrative charge, and a mortality and expense risk
to cover policy        charge. If you add any riders, we'll add any charges
charges, your          for them to your monthly charge.
policy could lapse.

                    Lapsing and reinstatement
You'll find more       If there is not enough accumulated value to cover the
about accumulated      monthly charge on the day we make the deduction, your
value starting on      policy may lapse - which means you'll no longer have
page 31.               any insurance coverage. If your policy is in danger of

                       lapsing, we'll give you a grace period of 61 days to pay the required premium. If your policy lapses at the end of the grace period, you have five years from the day it lapses to apply for a reinstatement.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER V

                      ---------------------------------------------------------
Your investment        You can choose from 33 variable investment options,
options                each of which invests in a corresponding portfolio of
                       the Pacific Select Fund. We're the investment adviser
The investment         for the Pacific Select Fund. We oversee the management
options you choose     of all the fund's portfolios and manage two of the
will affect your       portfolios directly. We've retained other portfolio
policy's               managers to manage the other portfolios. The value of
accumulated value,     each portfolio will fluctuate with the value of the
and may affect the     investments it holds, and returns are not guaranteed.
death benefit.
                       You can also choose from two fixed options, the Fixed
Your policy's          account and the Fixed LT account, both of which provide
accumulated value      a guaranteed minimum annual interest rate of 3%. During
may be allocated to    the first 10 policy years, a portion of any allocation
up to 20 investment    you make to the Fixed LT account will earn a higher
options at any one     guaranteed minimum annual interest rate of 4.5%. We may
time.                  offer a higher interest rate. If we do, we'll guarantee
                       that rate for one year.
Please review the
investment options     We allocate your premium payments and accumulated value
carefully and ask      to the investment options you choose. Your policy's
your registered        accumulated value will fluctuate depending on the
representative to      investment options you've chosen. You bear the
help you choose the    investment risk of any variable investment options you
right ones for your    choose.
goals and risk
tolerance.             In some states we'll hold your premium payments in the
                       Money Market investment option until the free look

                    transfer date. Please turn to Your right to cancel for
You'll find more       details.
about the
investment options     Transferring among investment options
starting on page       You can transfer among the investment options during
37.                    the life of your policy without paying any current

                       income tax. There is currently no charge for transfers.

                       You can make as many transfers as you like between variable investment options. You can also make automatic transfers from one variable investment option to another using our dollar cost averaging or portfolio rebalancing program. These programs are not available for the fixed options.

We reserve the         You can only make one transfer from each fixed option
right, in our sole     in any 12-month period. For the Fixed account, each
discretion, to         transfer may be no more than $5,000 or 25% of the
waive the transfer     accumulated value in the Fixed account, whichever is
restrictions on the    greater. For the Fixed LT account, each transfer may be
fixed options.         no more than $5,000 or 10% of the accumulated value in
Please contact us      the Fixed LT account, whichever is greater. You can
or your registered     only transfer to the Fixed LT account in the policy
representative to      month right before each policy anniversary.
find out if a
waiver is currently    The restrictions for transfers from the Fixed LT
in effect.             account are temporarily waived during the first policy

                       year. You will be permitted to transfer any amount out of the Fixed LT account at any time during the first twelve policy months. We reserve the right to discontinue this waiver at any time. However, if the waiver is in effect on the date you sign the application for your policy, the waiver on transfer restrictions will remain in effect for your first policy year.

You'll find out        You can also make automatic transfers from the Fixed
more about our         account to other investment options during the first
automatic transfer     policy year using our first year transfer program.
programs starting
on page 43.

                      ---------------------------------------------------------
Withdrawals,           You can take out all or part of your policy's
surrenders and         accumulated value while your policy is in force by
loans                  making withdrawals or surrendering your policy. You can
                       take out a loan from us using your policy as security.
Making a               You can also use your policy's loan and withdrawal
withdrawal, taking     features to supplement your income, for example, during
out a loan or          retirement.
surrendering your
policy can change      Making withdrawals
your policy's tax      You can withdraw part of your policy's net cash
status, generate       surrender value starting on your policy's first
taxable income, or     anniversary. This reduces your policy's accumulated
make your policy       value and could affect the face amount and death
more susceptible to    benefit.
lapsing. Be sure to
plan carefully         Taking out a loan
before using these     You can take out a loan from us using your policy's
policy benefits.       accumulated value as security. You pay interest on the
                       amount you borrow at an annual rate of 3.25%. The

                    accumulated value used to secure your loan is set aside
You'll find more       in a loan account, where it earns interest at an annual
about withdrawals,     rate of at least 3%.
surrenders and
loans starting on      The amount in the loan account is not available to help
page 45.               pay for any policy charges. Taking out a loan affects

                       the accumulated value of your policy because the amount set aside in the loan account misses out on the potential earnings available through the investment options.

                       Surrendering your policy

                       You can surrender or cash in your policy for its net cash surrender value while either insured is still living. If you surrender your policy during the first 10 policy years, we'll apply a surrender charge.


                      ---------------------------------------------------------
Variable life          Your beneficiary generally will not have to pay federal
insurance and your     income tax on death benefit proceeds. You'll also
taxes                  generally not be taxed on any or all of your policy's
                       accumulated value unless you receive a cash

                    distribution by making a withdrawal or surrendering
There are tax          your policy.
issues to consider
when you own a life    If your policy is a modified endowment contract, all
insurance policy.      distributions you receive during the life of the policy
These are described    may be subject to tax and a 10% penalty.
in detail starting
on page 54.


                      ---------------------------------------------------------
About Pacific Life     Pacific Life is a life insurance company based in
                       California. We issue the policies. Pacific Select
When you buy a life    Distributors, Inc., our subsidiary, is the distributor
insurance policy,      of the policies.
you're relying on
the insurance          How our accounts work
company that issues    We put your premium payments in our general and
it to be able to       separate accounts. We own the assets in our accounts
meet its financial     and make the allocations to the investment options
obligations to you.    you've chosen.


                    Amounts allocated to the fixed options are held in our
You'll find more       general account. Our general account includes all of
about Pacific Life,    our assets, except for those held in our separate
and our strength as    accounts. Our ability to meet our obligations under the
a company, starting    policy is backed by our strength as an insurance
on page 58.            company.


We may use any         Amounts allocated to the variable investment options
profit derived from    are held in our separate account. The assets in this
any charges under      account are kept separate from the assets in our
the policy for any     general account and our other separate accounts, and
lawful purpose,        are protected from our general creditors.
including our
distribution and
administrative
expenses.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER V

                                              This section of the overview explains the fees and expenses associated with your Pacific Select Estate Preserver V policy.
                                            -------------------------------------------------------------------------------
Understanding policy expenses
and cash flow                                     -------------------
                                                    Your premium
The chart to the right illustrates how
cash normally flows through a Pacific               You make a          We deduct a
Select Estate Preserver V policy.                   premium payment.    premium load
                                                  -------------------
The dark shaded boxes show the fees and           -------------------
expenses you pay directly or indirectly             Net premium
under your policy. These are explained              We allocate the
in the pages that follow.                           net premium to
                                                    the investment
In some states we'll hold your net                  options you
premium payments in the Money Market                choose
investment option until the free look             -------------------
transfer date. Please turn to Your right            v                       v
to cancel for details.                    --------------------        ---------------      -----------------   ---------------
                                            Fixed options             Variable             Pacific Select       The fund
                                            We hold                   investment           Fund                 deducts
                                            amounts you               options                                   advisory fees
                                            allocate to these                         ---  The variable    ---  and other fund
                                            options in our            We hold              investment           expenses from
                                            general account           amounts you          options invest       the portfolios
                                                                      allocate to these    in the fund's
                                                                      options in our       portfolios
                                                                      separate account
                                          -----------------------     ------------------  -----------------   -------------------
                                                                                                              -------------------
                                                                         v                                      We deduct:
                                            ---------------        ----------------                                . cost of
                                            Loan account           Accumulated                                       insurance
                                            Accumulated            Value                                           . administrative
                                            value set aside ----                                                     charge
                                            to secure a            The total value   We make monthly deductions    . mortality and
                                            policy loan            of your policy    --------------------------      expense risk
                                            ---------------        ----------------                                  charge
                                                                                                                   . rider charge
                                                                                                                -------------------
                                                                                                                -------------------
                                                                           If you make a withdrawal             We deduct a
                                                                           ----------------------------------   withdrawal charge
                                                                                                               ---------------------

                                                                           If you surrender your policy        ---------------------
                                                                           during the first 10 policy years     We deduct a
                                                                           ----------------------------------   surrender charge
                                                                                                               ---------------------

                      ---------------------------------------------------------
Deductions from        We deduct a premium load from each premium payment you
your premiums          make. The load is made up of three charges:


An example
For a policy that      Sales load - 4.25% of each premium payment that does
insures a male non-    not exceed the sum of 10 sales load targets, and
smoker and a female    reduced to 2.25% thereafter. The sales load targets are
non-smoker, each of    based on your policy's guideline annual premium, and
whom is age 50 when    the risk classification and age of the insureds. The
the policy is          sum of the 10 sales load targets for your policy is
issued, with a face    shown in your policy specification pages.

amount of
$2,000,000, the        State and local tax charge - 2.35% of each premium
sales load target      payment.
is $31,380 if the
policy has death       Federal tax charge - 1.50% of each premium payment.
benefit Option A,
Option C or Option
D. If the policy
has death benefit
Option B, the sales
load target is
$40,780.

The premium load is
explained in more
detail on page 28.


                      ---------------------------------------------------------
Deductions from        We deduct a monthly charge from your policy's
your policy's          accumulated value in the investment options on each
accumulated value      monthly payment date. This charge is made up of three
                       charges:

The monthly charge     Cost of insurance - We deduct a cost of insurance
is explained in        charge based on the cost of insurance rate for your
more detail            policy's initial face amount and for each increase you
starting on page       make to the face amount. We calculate this charge by
31.                    multiplying the current cost of insurance rate by a
                       discounted net amount at risk at the beginning of each
An example             policy month. When the younger insured reaches age 100,
For a policy that      the cost of insurance charge is zero -- in other words,
insures a male non-    you no longer pay any cost of insurance charge.


smoker and a female
non-smoker, each of    Administrative charge - We deduct a charge of $10 a
whom is age 50 when    month. When the younger insured reaches age 100, the
the policy is          administrative charge is zero -- in other words, you no
issued, with:          longer pay any administrative charge.


.. a face amount of     Mortality and expense risk charge - The mortality and
  $2,000,000           expense risk charge varies depending on your policy's
.. accumulated          face amount, the age and risk classification of both
  value of $60,000     insureds on the policy date, and accumulated value. We
  after deducting      deduct a charge based on your policy's initial face
  any outstanding      amount and on each increase to the face amount. It's
  loan amount.         made up of two charges:


The monthly charge     . The M&E risk face amount charge, which we deduct
for the M&E risk         every month during the first 10 policy years at a
face amount charge       rate that is based on the age and risk classification
is $642.10               of both insureds on the policy date and each $1,000
((($2,000,000 /          of the initial face amount of your policy plus a flat
1,000) X 0.3123)         amount of $17.50. If you increase your policy's face
plus $17.50) if the      amount, the charge for the amount of the increase is
policy has death         based on the age and risk classification of both
benefit Option A,        insureds on the day of the increase. During policy
Option C or Option       years 11 through 20, we may deduct a face amount
D. If the policy         charge of $17.50 per month.

has death benefit
Option B, the M&E      . The M&E risk asset charge, which we deduct every
risk face amount         month at an annual rate of:
charge is $820.50
((($2,000,000 /        . 0.45% (0.0375% monthly), of the first $25,000 of
1,000) X 0.4015)         your policy's accumulated value in the investment
plus $17.50).            options, plus

The monthly charge     . 0.05% (0.0042% monthly) of the accumulated value in
for the M&E risk         the investment options that exceeds $25,000.

asset charge is
$10.01 (($25,000 X     For the purposes of this charge, accumulated value is
0.0375%) plus          calculated on the monthly payment date before we deduct
($15,000 X             the monthly charge, but after we deduct any outstanding
0.0042%)).             loan amount or allocate any new net premiums,
                       withdrawals or loans. When the younger insured reaches
The monthly charge     age 100, the annual rate is 0% -- in other words, you
for the M&E risk       no longer pay this charge.

face amount charge
will never exceed      Riders - If you add any riders to your policy, we add
$8.00 per $1,000 of    any charges for them to your monthly charge.
coverage segment
plus a flat amount
of $17.50.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER V

                       ---------------------------------------------------------
Withdrawal and         You can withdraw part of your policy's net cash
surrender charges      surrender value at any time starting on your policy's
                       first anniversary. There is a $25 charge for each

                    withdrawal you make. We deduct this charge
Withdrawal and         proportionately from all of your investment options.
surrender charges,
and the Estate tax     If you surrender or cash in your policy, or decrease
waiver of surrender    its face amount, during the first 10 years of owning
charge rider, are      the policy, we'll deduct a surrender charge.
explained in more
detail on pages 45     Subject to state availability, your policy has an
and 50.                Estate tax waiver of surrender charge rider. This rider

                       gives you a conditional right to surrender the policy
An example             without paying any surrender charge.

For a policy:          Please refer to your policy and any supplemental
.. that insures a       schedule of benefits for maximum surrender charges.
  male non-smoker
  and a female
  non-smoker, each
  of whom is age
  50 when the
  policy is issued
.. has an initial
  face amount of
  $2,000,000.

For death benefit
Option A, Option C
or Option D, the
surrender charge
is:

.. $21,960 in the
  first policy year
  (($2,000,000 /
  1,000) X $10.98)
.. $17,080.14 at the
  end of the third
  policy year
  (($21,960 -
  ($21,960 X
  0.9259%
  X 24 months))

For death benefit
Option B, the
surrender charge
is:

.. $28,540 in the
  first policy year
  (($2,000,000 /
  1,000) X $14.27)
.. $22,197.96 at the
  end of
  the third policy year
  (($28,540 -
  ($28,540 X
  0.9259%
  X 24 months))

The most we will
assess on any
surrendered
coverage segment is
$55.00 per $1,000
of face amount.

                      ---------------------------------------------------------
Transfer charges       Currently, there is no charge for making a transfer
                       among your investment options, but in the future we may charge you $25 per transfer. You will always be permitted at least 12 free transfers per policy year.

                      ---------------------------------------------------------
Fees and expenses      The Pacific Select Fund pays advisory fees and other
paid by the            expenses. These are deducted from the assets of the
Pacific Select Fund    fund's portfolios and may vary from year to year. They
                       are not fixed and are not part of the terms of your

                    policy. If you choose a variable investment option,
You'll find more       these fees and expenses affect you indirectly because
about the Pacific      they reduce portfolio returns.
Select Fund
starting on page       Advisory fee
37, and in the         Pacific Life is the investment adviser to the fund. The
fund's prospectus,     fund pays an advisory fee to us for these services. The
which accompanies      table below shows the advisory fee as a annual
this prospectus.       percentage of each portfolio's average daily net

                   assets.

                    Other expenses

                    The table below shows the advisory fee and fund expenses as an annual percentage of each portfolio's average daily net assets, based on the year 2001 unless otherwise noted. To help limit fund expenses, effective July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. For each portfolio, our right to repayment of amounts waived and/or reimbursed is limited to amounts that do not cause such expenses to exceed the new 0.10% expense cap and, except for portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap with respect to expenses incurred through December 31, 2001. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002.


                    In 2001, Pacific Life reimbursed $42,185 to the Aggressive Growth Portfolio, $32,032 to the Financial Services Portfolio, $4,249 to the Health Sciences Portfolio, $28,084 to the Technology Portfolio, $24,277 to the Telecommunications Portfolio, $12,603 to the Capital Opportunities Portfolio, $9,417 to the Mid-Cap Growth Portfolio and $59,355 to the Global Growth Portfolio. In 2001, Pacific Life recouped $13,202 from the I-Net Tollkeeper Portfolio, $16,714 from the Strategic Value Portfolio, $5,499 from the Focused 30 Portfolio and $27,505 from the Small-Cap Index Portfolio for adviser's reimbursements in 2000 under the expense limitation agreement.


                 -------------------------------------------------------------------------------------
                                                                               Less
                                           Advisory Other    12b-1    Total    adviser's     Total net
                 Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                 -------------------------------------------------------------------------------------
                                                   As an annual % of average daily net assets
                 Blue Chip/1/              0.95     0.05     0.04     1.04      --           1.04
                 Aggressive Growth/1/      1.00     0.18     0.06     1.24     (0.08)        1.16
                 Emerging Markets/1/       1.10     0.22     --       1.32      --           1.32
                 Diversified Research/1/   0.90     0.04     0.02     0.96      --           0.96
                 Small-Cap Equity/1/       0.65     0.05     --       0.70      --           0.70
                 International Large-Cap   1.05     0.09     --       1.14      --           1.14
                 I-Net Tollkeeper,/2/      1.40     0.07     --       1.47      --           1.47
                 Financial Services/1/     1.10     0.20     0.04     1.34     (0.09)        1.25
                 Health Sciences/1/        1.10     0.11     0.03     1.24     (0.01)        1.23
                 Technology                1.10     0.21     --       1.31     (0.11)        1.20
                 Telecommunications        1.10     0.29     --       1.39     (0.18)        1.21
                 Multi-Strategy/1/         0.65     0.04     0.01     0.70      --           0.70
                 Large-Cap Core/1/         0.65     0.04     0.02     0.71      --           0.71
                  (formerly Equity Income)
                 Strategic Value           0.95     0.10     --       1.05      --           1.05
                 Growth LT/1/              0.75     0.04     0.03     0.82      --           0.82
                 Focused 30/1/             0.95     0.11     --       1.06      --           1.06
                 Mid-Cap Value/1/          0.85     0.04     0.11     1.00      --           1.00
                 International Value       0.85     0.08     --       0.93      --           0.93
                 Capital Opportunities/1/  0.80     0.13     0.01     0.94     (0.01)        0.93
                 Mid-Cap Growth/1/         0.90     0.12     0.01     1.03     (0.02)        1.01
                 Global Growth/1/          1.10     1.04     0.01     2.15     (0.35)        1.80
                 Equity Index              0.25     0.04     --       0.29      --           0.29
                 Small-Cap Index           0.50     0.07     --       0.57      --           0.57
                 Real Estate               1.10     0.05     --       1.15      --           1.15
                  (formerly REIT)
                 Inflation Managed/1/      0.60     0.07     --       0.67      --           0.67
                 Managed Bond/1/           0.60     0.05     --       0.65      --           0.65
                 Money Market              0.33     0.03     --       0.36      --           0.36
                 High Yield Bond/1/        0.60     0.04     --       0.64      --           0.64
                 Equity Income/3/          0.95     0.15     --       1.10     (0.05)        1.05
                 Research/3/               1.00     0.12     --       1.12     (0.02)        1.10
                 Equity                    0.65     0.05     --       0.70      --           0.70
                 Aggressive Equity/1/      0.80     0.07     0.04     0.91      --           0.91
                 Large-Cap Value/1/        0.85     0.03     0.02     0.90      --           0.90
                 -------------------------------------------------------------------------------------


                    /1/ Total adjusted net expenses for these portfolios,
                        after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.00% for the Blue Chip Portfolio, 1.10% for the Aggressive Growth Portfolio, 1.31% for the Emerging Markets Portfolio, 0.94% for the Diversified Research Portfolio, 0.69% for the Small-Cap Equity Portfolio, 1.20% for the Financial Services Portfolio, 1.20% for the Health Sciences Portfolio, 0.69% for the Multi-Strategy

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER V

                        Portfolio, 0.69% for the Large-Cap Core Portfolio, 0.79% for the Growth LT Portfolio, 1.05% for the Focused 30 Portfolio, 0.89% for the Mid-Cap Value Portfolio, 0.91% for the Capital Opportunities Portfolio, 1.00% for the Mid-Cap Growth Portfolio, 1.76% for the Global Growth Portfolio, 0.66% for the Inflation Managed Portfolio, 0.64% for the Managed Bond Portfolio, 0.63% for the High Yield Bond Portfolio, 0.87% for the Aggressive Equity Portfolio and 0.88% for the Large-Cap Value Portfolio.


                    /2/ Effective January 1, 2002, advisory fee is reduced
                        from the annual rate of 1.50% of average daily net assets to 1.40%.


                    /3/ Expenses are estimated. There were no actual advisory
                        fees or expenses for these portfolios in 2001 because the portfolios started after December 31, 2001.


                    + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

PACIFIC SELECT ESTATE PRESERVER V BASICS

                       When you buy a Pacific Select Estate Preserver V life insurance policy, you're entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your policy, applications to change or reinstate the policy, any amendments, riders or endorsements to your policy, and specification pages.

Policy amendments      When we approve your signed application, we'll issue
and endorsements       your policy. If your application does not meet our
are a part of your     underwriting and administrative requirements, we can
policy and confirm     reject it or ask you for more information. Once we
changes you or we      receive your first premium payment, and any contractual
make to the policy.    and administrative requirements have been met, we'll
                       consider your policy to be in force. Our obligations
Specification pages    under the policy begin when the policy is in force and
summarize              has been delivered to you.
information
specific to your       Your policy will be in force until one of the following
policy at the time     happens:
the policy is
issued.                . both people insured by the policy die
                       . the grace period expires and your policy lapses, or
Riders provide         . you surrender your policy.
extra benefits,
some at additional     If your policy is not in force when both people insured
cost. Not all          by the policy die, we are not obligated to pay the
riders are             death benefit proceeds to your beneficiary.
available in every
state and some         Pacific Select Estate Preserver V is a last survivor
riders may only be     flexible premium variable life insurance policy that
added when you         insures the lives of two people and pays death benefit
apply for your         proceeds after both people have died.
policy.
                       Under a flexible premium life insurance policy, you
Last survivor life     have the flexibility to choose the amount and frequency
insurance may be       of your premium payments. You must, however, pay enough
appropriate for two    premiums to cover the ongoing cost of policy benefits.
spouses who want to
provide a death        A premium load is deducted from each premium payment
benefit for their      you make. The resulting net premium is allocated to the
children.              investment options you choose, and becomes part of your
                       policy's accumulated value.
This may not be the
right kind of          Charges are deducted from the accumulated value each
policy for someone     month to help cover the cost of the policy's death
who wants to           benefit and other expenses. If there is not enough
provide a death        accumulated value to cover the monthly charge on the
benefit for his or     day we make the deduction, your policy may lapse after
her spouse. In that    a grace period - which means you'll no longer have any
case, a policy that    insurance coverage.
insures a single
life may be more       Investment earnings will increase your policy's
appropriate.           accumulated value, while investment losses will
                       decrease it. The premium payments you'll be required to
Please discuss your    make to keep your policy in force will be influenced by
insurance needs and    the investment results of the investment options you've
financial              chosen.
objectives with
your registered
representative.

In some states
we'll hold your net
premium payments in
the Money Market
investment option
until the free look
transfer date.
Please turn to Your
right to cancel for
details.

PACIFIC SELECT ESTATE PRESERVER V BASICS



                      ---------------------------------------------------------
Owners, people         Owners
insured by the         The owner is the person named on the application who
policy, and            makes the decisions about the policy and its benefits
beneficiaries          while it's in force. You can own a policy by yourself
                       or with someone else. Two or more owners are called
                       joint owners. You need the signatures of all owners for
Please consult your    all policy transactions.
financial advisor
or a lawyer about      If one of the joint owners dies, the surviving owners
designating            will hold all rights under the policy. If the last
ownership              joint owner dies, his or her estate will own the policy
interests.             unless you've given us other instructions.

                       A policy can also be owned by an institution, trust,
                       corporation or group or sponsored arrangement. These
If you would like      owners often buy more than one policy, which may
to change the owner    qualify them for reduced charges or lower premium
of your policy,        payments.
please contact us
or your registered     We may reduce or waive the sales load or surrender
representative for     charges on policies sold to our directors or employees,
a change of owner      to any of our affiliates, or to trustees, employees or
form. We can           affiliates of the fund.
process the change
only if we receive     You can change the owner of your policy by completing a
your instructions      change of owner form. Once we've received and recorded
in writing.            your request, the change will be effective as of the
                       day you signed the change of owner form.

                       People insured by the policy

                       This policy insures the lives of two people who are between the ages of 20 and 90 at the time you apply for your policy, and who have given us satisfactory evidence of insurability. We refer to each of these people as an insured, and together as the insureds. After one of the insureds dies, we refer to the living insured as the survivor. The policy pays death benefit proceeds after the survivor dies.



Risk classes are
usually based on       Each insured is assigned an underwriting or insurance
age, gender, health    risk class which we use to calculate cost of insurance
and whether or not     and other charges. We normally use the medical or
the person to be       paramedical underwriting method to assign underwriting
insured by the         or insurance risk classes, which may require a medical
policy smokes. Most    examination. We may, however, use other forms of
insurance companies    underwriting if we think it's appropriate.

use similar risk
classification
criteria.

When we refer to       When we use a person's age in policy calculations, we
age throughout this    generally use his or her age as of the nearest policy
prospectus, we're      date, and we add one year to this age on each policy
using the word as      anniversary date. For example, when we talk about
we've defined it       someone "reaching age 100", we're referring to the
here, unless we        policy anniversary date closest to that person's 100th
tell you otherwise.    birthday, not to the day when he or she actually turns
                       100.

                       Beneficiaries
                       The beneficiary is the person, people, entity or entities you name to receive the death benefit proceeds. Here are some things you need to know about naming beneficiaries:

                       . You can name one or more primary beneficiaries who
                         each receive an equal share of the death benefit
                         proceeds unless you tell us otherwise. If one
                         beneficiary dies, his or her share will pass to the
                         surviving primary beneficiaries in proportion to the
                         share of the proceeds they're entitled to receive,
                         unless you tell us otherwise.
If you would like
to change the          . You can also name a contingent beneficiary for each
beneficiary of your      primary beneficiary you name. The contingent
policy, please           beneficiary will receive the death benefit proceeds
contact us or your       if the primary beneficiary dies.
registered
representative for     . You can choose to make your beneficiary permanent
a change of              (sometimes called irrevocable). You cannot change a
beneficiary form.        permanent beneficiary's rights under the policy
We can process the       without his or her permission.
change only if we
receive your           . If none of your beneficiaries is still living when
instructions in          the death benefit proceeds are payable, you as the
writing.                 policy owner will receive the proceeds. If you're no
                         longer living, the proceeds will go to your estate.

                       . You can change your beneficiary at any time while
                         either insured is still living, and while the policy is in force. The change will be effective as of the day you signed the change of beneficiary form.


                      ---------------------------------------------------------
Policy date,           Your policy date
monthly payment        This is usually the day we approve your policy
date, policy           application. It's also the beginning of your first
anniversary date       policy year. Your policy's monthly, quarterly, semi-
                       annual and annual anniversary dates are based on your
                       policy date.
In Massachusetts,
the policy date is     The policy date is set so that it never falls on the
known as the issue     29th, 30th or 31st of any month. We'll apply your first
date.                  premium payment as of your policy date or as of the day
                       we receive your premium, whichever is later.

                       Backdating your policy

In Ohio, your
policy can be          You can have your policy backdated up to six months, as
backdated only         long as we approve it. Backdating in some cases may
three months.          lower your cost of insurance rates since these rates
                       are based on the ages of the insureds. Your first premium payment must cover the premium load and monthly charges for the period between the backdated policy date and the day your policy is issued.


                       Your monthly payment date
                       This is the day we deduct the monthly charges from your policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter. Monthly charges are explained in the section called Your policy's accumulated value.

                       Your policy anniversary date
                       This is the same day as your policy date every year after we issue your policy. A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

PACIFIC SELECT ESTATE PRESERVER V BASICS

                      ---------------------------------------------------------
Statements and         We send the following statements and reports to policy
reports                owners:
we'll send you
                       . a confirmation for many financial transactions,
We can create            usually including premium payments and transfers,
customized               loans, loan repayments, withdrawals and surrenders.
hypothetical             Monthly deductions and scheduled transactions made
illustrations of         under the dollar cost averaging and portfolio
benefits under your      rebalancing programs are reported on your quarterly
policy based on          policy statement.
different
assumptions.           . a quarterly policy statement. The statement will tell
                         you the accumulated value of your policy by
We'll send you one       investment option, cash surrender value, the amount
policy illustration      of the death benefit, the policy's face amount, and
free of charge each      any outstanding loan amount. It will also include a
policy year if you       summary of all transactions that have taken place
ask for one. We          since the last quarterly statement, as well as any
reserve the right        other information required by law.
to charge $25 for
additional             . supplemental schedules of benefits and planned
illustrations.           periodic premiums. We'll send these to you if you
                         change your policy's face amount or change any of the policy's other benefits.

                       . financial statements, at least annually or as
                         required by law, of the separate account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund.

                      ---------------------------------------------------------
Your right to          During the free look period, once your policy is in
cancel                 force you have the right to cancel (or refuse) your
                       policy and return it to us or your registered
There are special      representative for a refund.
rules for the free
look period in         The amount of your refund may be more or less than the
certain states.        premium payments you've made, depending on the state
Here are some          where you signed your application. We'll always deduct
examples:              any outstanding loan amount from the amount we refund
.. In California the    to you.
  free look period
  ends 30 days         You'll find a complete description of the free look
  after you receive    period that applies to your policy on the policy's
  your policy if       cover sheet, or on a notice that accompanied your
  you're 60 years      policy. Generally, the free look period ends on the
  old or over or if    latest of the following:
  you're replacing
  another life         . 10 days after you receive your policy (20 days for
  insurance policy.      many states if you are replacing another life
.. In Colorado the        insurance policy)
  free look period     . 10 days after we mail or deliver this prospectus
  ends after 15          which includes a notice of your right of withdrawal
  days.                . 45 days after you complete and sign your policy
.. In North Dakota        application.
  the free look
  period ends after    In most states, your refund will be based on the
  20 days.             accumulated value of your policy. In these states,
.. Pennsylvania         we'll allocate your net premiums to the investment
  requires that you    options you've chosen. If you exercise your right to
  exercise your        cancel, your refund will be:
  right to cancel
  your policy          . any charges or taxes we've deducted from your
  within 10 days         premiums
  after you receive    . the net premiums allocated to the fixed options
  it, regardless of    . the accumulated value allocated to the variable
  the date you           investment options
  signed your          . any monthly charges and fees we've deducted from your
  application.           policy's accumulated value in the variable investment
                         options.
Please call us or
your registered        In some states we're required to refund the premium
representative if      payments you've made. If you sign your application in
you have questions     one of these states, we'll hold the net premiums in the
about your right to    Money Market investment option until the free look
cancel your policy.    transfer date. On that day, we'll transfer the
                       accumulated value in the Money Market investment option to the investment options you've chosen.

                       The free look transfer date is the latest of the following:

                       . 15 days after we issue your policy
                       . 45 days after you complete and sign your policy
                         application
                       . the day we receive your minimum initial premium . when we consider your policy to be in force.

PACIFIC SELECT ESTATE PRESERVER V BASICS

                      ---------------------------------------------------------
Timing of payments,    Effective date
forms and requests     Once your policy is in force, the effective date of
                       payments, forms and requests you send us is usually
A business day,        determined by the day and time we receive the item in
called a valuation     proper form at the mailing address that appears on the
date in your           back cover of this prospectus.
policy, is any day
that the New York      Planned periodic premium payments, loan requests,
Stock Exchange and     transfer requests, loan payments or withdrawal or
our life insurance     surrender requests that we receive in proper form
client services        before 4:00 p.m. Eastern time on a business day will
offices are open.      normally be effective as of the end of that day, unless
It usually ends at     the transaction is scheduled to occur on another
4:00 p.m. Eastern      business day. If we receive your payment or request on
time.                  or after 4:00 p.m. Eastern time on a business day, your
                       payment or request will be effective as of the end of
The New York Stock     the next business day. If a scheduled transaction falls
Exchange is usually    on a day that is not a business day, we'll process it
closed on weekends     as of the end of the next business day.
and on the
following days:        Other forms, notices and requests are normally
.. New Year's Day,      effective as of the next business day after we receive
  Martin Luther        them in proper form, unless the transaction is
  King, Jr. Day,       scheduled to occur on another business day. Change of
  President's Day,     owner and beneficiary forms are effective as of the day
  Good Friday,         you sign the change form, once we receive them in
  Memorial Day,        proper form.
  July Fourth,
  Labor Day,           Proper form
  Thanksgiving Day     We'll process your requests once we receive all
  and Christmas        letters, forms or other necessary documents, completed
  Day,                 to our satisfaction. Proper form may require, among
and                    other things, a signature guarantee or some other proof
.. the Friday before    of authenticity. We do not generally require a
  New Year's Day,      signature guarantee, but we may ask for one if it
  July Fourth or       appears that your signature has changed, if the
  Christmas Day if     signature does not appear to be yours, if we have not
  that holiday         received a properly completed application or
  falls on a           confirmation of an application, or for other reasons to
  Saturday             protect you and us.
.. the Monday
  following New        When we make payments and transfers
  Year's Day, July     We'll normally send the proceeds of transfers,
  Fourth or            withdrawals, loans, surrenders, exchanges and death
  Christmas Day if     benefit payments within seven days after the effective
  that holiday         date of the request in proper form. We may delay
  falls on a Sunday    payments and transfers, or the calculation of payments
unless unusual         and transfers based on the value in the variable
business conditions    investment options under unusual circumstances, for
exist, such as the     example, if:
ending of a monthly
or yearly              . the New York Stock Exchange closes on a day other
accounting period.       than a regular holiday or weekend
                       . trading on the New York Stock Exchange is restricted
Our client services    . an emergency exists as determined by the SEC, as a
offices are also         result of which the sale of securities is not
usually closed on        practicable, or it is not practicable to determine
the following days:      the value of a variable account's assets, or
.. the Monday before    . the SEC permits a delay for the protection of policy
  New Year's Day,        owners.
  July Fourth, or
  Christmas Day, if    We may delay transfers and payments from the fixed
  any of these         options, including the proceeds from withdrawals,
  holidays falls on    surrenders and loans, for up to six months. We'll pay
  a Tuesday            interest at an annual rate of at least 3% on any
                       withdrawals or surrender proceeds from the fixed options that we delay for 30 days or more.
.. the Tuesday

  before Christmas
  Day if that          We pay interest at an annual rate of at least 3% on
  holiday falls on     death benefit proceeds, calculated from the day the
  a Wednesday          survivor dies to the day we pay the proceeds.

.. the Friday after
  New Year's Day,
  July Fourth or
  Christmas Day, if
  any of these
  holidays falls on
  a Thursday
.. the Friday after
  Thanksgiving.

Call us or contact
your registered
representative if
you have any
questions about the
proper form
required for a
request.

To request payment
of death benefit
proceeds, send us
proof of death and
payment
instructions.

PACIFIC SELECT ESTATE PRESERVER V BASICS

                      ---------------------------------------------------------
Telephone and          You can make loans or transfers, and give us
electronic             instructions regarding the dollar cost averaging
transactions           program or portfolio rebalancing program, by telephone
                       any time after the free look period as long as we have
Please ask your        your signed authorization form on file.
registered
representative for     Certain registered representatives are able to give us
more information       instructions electronically if authorized by you. You
regarding              may appoint your registered representative to give us
electronic             instructions on your behalf by completing and filing a
transactions.          telephone and electronic authorization form with us.

                       Here are some things you need to know about telephone and electronic transactions:

                       . You must complete a telephone and electronic
                         authorization form.
                       . If your policy is jointly owned, all joint owners
                         must sign the telephone and electronic authorization. We'll take instructions from any owner or anyone you appoint.
                       . We may use any reasonable method to confirm that your
                         telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

                       We'll send you a written confirmation of each telephone and electronic transaction.

                       Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                       When you send us your telephone and electronic authorization form, you agree that:

                       . we can accept and act upon instructions you or anyone
                         you appoint give us over the telephone or electronically
                       . neither we, any of our affiliates, the Pacific Select
                         Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures
                       . you bear the risk of any loss that arises from your
                         right to make loans or transfers over the telephone or electronically.

THE DEATH BENEFIT

                       We'll pay death benefit proceeds to your beneficiary after the survivor dies while the policy is still in force. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.


Your policy's          This policy offers four death benefit options, Options
initial amount of      A, B, C and D. The option you choose will generally
insurance coverage     depend on which is more important to you: a larger
is its initial face    death benefit or building the accumulated value of your
amount. We             policy.
determine the face
amount based on        This policy offers two ways to calculate the guideline
instructions           minimum death benefit: the cash value accumulation test
provided in your       and the guideline premium test. These are called death
application.           benefit qualification tests. The test you choose will
                       generally depend on the amount of premiums you want to
The minimum face       pay.
amount when a
policy is issued is    Here are some things you need to know about the death
usually $100,000,      benefit:
but we may reduce
this in some           . You choose your death benefit option and death
circumstances.           benefit qualification test on your policy
                         application.
You'll find your
policy's face          . If you do not choose a death benefit option, we'll
amount, which            assume you've chosen Option A.
includes any
increases or           . If you do not choose a death benefit qualification
decreases, in the        test, we'll assume you've chosen the guideline
specification pages      premium test.
in your policy.
                       . The death benefit will always be the greater of the
                         death benefit under the option you choose or the guideline minimum death benefit, calculated using the death benefit qualification test you've chosen.

                       . The death benefit will never be lower than the face
                         amount of your policy if you've chosen Option A, B or
                         D. Of course, the death benefit proceeds will always be reduced by any outstanding loan amount.

                       . We'll pay the death benefit proceeds to your
                         beneficiary when we receive proof of the deaths of both insureds.


                      ---------------------------------------------------------
Choosing your death    You can choose one of the following four options for
benefit option         the death benefit on your application. The graphs below
                       help you compare the options using several hypothetical examples.

                       Option A - the         Option B - the face amount of
                       face amount of         your policy plus its accumulated
                       your policy.           value.


                       [ILLUSTRATION          [ILLUSTRATION APPEARS HERE]
                       APPEARS HERE]
                                              The death benefit changes as
                                              your policy's accumulated value
                                              changes. The better your
                                              investment options perform, the
                                              larger the death benefit will
                                              be.

                       Option C - the         Option D - the face amount of
                       face amount of         your policy multiplied by a
                       your policy plus       death benefit factor.
                       the total premiums
                       you've paid minus
                       any withdrawals or     [ILLUSTRATION APPEARS HERE]
                       distributions
                       made.                  The death benefit gradually
                                              increases over time no matter
                                              how your investment options
                       [ILLUSTRATION          perform, as long as there is
                       APPEARS HERE]          enough accumulated value to keep
                                              your policy in force.
                       The more premiums
                       you pay and the
                       less you withdraw,
                       the larger the
                       death benefit will
                       be.

THE DEATH BENEFIT



                      ---------------------------------------------------------
                       How we calculate the death benefit for Option D

                       If you choose Option D, we'll calculate the death benefit by multiplying the face amount by a death benefit factor. The death benefit factor is a number from 1.0 to 2.0. A factor of 1.0 means the death benefit equals the face amount. A factor of 2.0 means the death benefit is two times the face amount.

                       The factor changes on each policy anniversary and is based on the joint equal age of the insureds and the number of completed policy years. Joint equal age is a calculation that blends the ages and insurance risks of the insureds. Generally, the death benefit factor will reach the maximum of 2.0 when joint equal age plus the number of completed policy years is between 85 and 90. You'll find more information about how we calculate joint equal age in Appendix A.


                       You'll find more information about the death benefit factor in Appendix C and in your policy.

                      ---------------------------------------------------------
Choosing a death       This policy offers two death benefit qualification
benefit                tests, which we use to calculate the guideline minimum
qualification test     death benefit. You choose one of these tests on your
                       application. Once you choose a test, you cannot change
The guideline          it.
minimum death
benefit is the         In general, you should choose the cash value
minimum death          accumulation test if you do not want to limit the
benefit needed for     amount of premiums you can pay into your policy. If you
your policy to         want to pay a premium that increases the net amount at
qualify as life        risk, however, you need to provide us with satisfactory
insurance under        evidence of insurability before we can increase the
Section 7702 of the    death benefit.
Internal Revenue
Code.                  The guideline minimum death benefit will generally be
                       smaller under the guideline premium test than under the

                    cash value accumulation test.
Net amount at risk
is the difference      Cash value accumulation test
between the death      If you choose the cash value accumulation test, your
benefit that would     policy's guideline minimum death benefit will be the
be payable if both     greater of:
insureds died and
the accumulated        . the minimum death benefit amount that's needed for
value of your            the policy to qualify as life insurance under the tax
policy.                  code or


There are other        . 101% of the policy's accumulated value.
limits on premiums
you can pay into       This test determines what the death benefit should be
your policy, which     in relation to your policy's accumulated value. In
are described in       general, as your policy's accumulated value increases,
How premiums work.     the death benefit must also increase to ensure that
                       your policy qualifies as life insurance under the tax
The cash value         code.
accumulation test
is defined in
Section 7702(b) of
the tax code.

An example
For a policy that      Under the test, a policy's death benefit must be large
insures a male non-    enough to ensure that its cash surrender value, as
smoker and a female    defined in Section 7702 of the tax code (and which is
non-smoker, each       based on accumulated value, among other things), is
age 45 when the        never larger than the net single premium that's needed
policy was issued,     to fund future benefits under the policy. The net
in Policy Year 20      single premium under your policy varies according to
the guideline          the age, sex, and risk class of both people insured by
minimum death          your policy. It's calculated using an interest rate of
benefit under the      at least 4% and the guaranteed mortality charges as of
cash value             the time the policy is issued. We'll use a higher
accumulation test      interest rate if we've guaranteed it under your policy.
is calculated by
multiplying each       The death benefit determined by your policy's net
$1,000 of              single premium will be at least equal to the amount
accumulated value      required for the policy to qualify as life insurance
by a "net single       under the tax code.
premium factor" of
2.21791.

                       Guideline premium test
The guideline          If you choose the guideline premium test, we calculate
premium test is        the guideline minimum death benefit by multiplying your
defined in Section     policy's accumulated value by a death benefit
7702(a)(2) of the      percentage.
tax code.

Death benefit          You'll find a table of death benefit percentages in
percentages are        Appendix B and in your policy. The death benefit
defined in Section     percentage is based on the age of the younger insured.
7702(d) of the tax     It is 250% when the younger person insured is age 40 or
code.                  younger, and reduces as the person gets older.


                       Under this test, the total premiums you pay cannot exceed your policy's guideline premium limit. You'll find a more detailed discussion of the guideline premium limit in How premiums work.

                      ---------------------------------------------------------

When we pay the
death benefit          We calculate the amount of the death benefit proceeds
                       as of the end of the day the survivor dies. If that
Your beneficiary       person dies on a day that is not a business day, we
can choose to          calculate the proceeds as of the next business day.


receive the death
benefit proceeds in    Your policy's beneficiary must send us proof that both
a lump sum or use      insureds died while the policy was in force, along with
it to buy an income    payment instructions. If both insureds die at the same
benefit. Please see    time, or if it's not clear who died first, we'll assume
the discussion         the younger insured died first.
about income
benefits in General    Death benefit proceeds equal the total of the death
information about      benefits provided by your policy and any riders you've
your policy.           added, minus any outstanding loan amount, minus any
                       overdue charges. We will pay the death benefit proceeds
It is important        within 2 months after we receive proof that both
that we have a         insureds died while the policy was in force.
current address for
your beneficiary so    We'll pay interest at an annual rate of at least 3% on
that we can pay        the death benefit proceeds, calculated from the day the
death benefit          survivor dies to the day we pay the proceeds. In some
proceeds promptly.     states we may pay a higher rate of interest if required
If we cannot pay       by law.
the proceeds to
your beneficiary
within five years
of the death of the
survivor, we'll be
required to pay
them to the state.

THE DEATH BENEFIT

                      ---------------------------------------------------------
Comparing the death    The tables below compare the death benefits provided by
benefit options        the policy's four death benefit options. The examples
                       are intended only to show differences in death benefits and net amounts at risk. Accumulated value assumptions may not be realistic.

                       The example below is based on the following:

                       . the insureds are male and female non-smokers, each
                         age 45 at the time the policy was issued

                       . face amount is $1,000,000
                       . accumulated value at year 20 is $600,000
                       . total premiums paid into the policy at year 20 is
                         $300,000
                       . the death benefit factor for Option D at year 20 is
                         108.4%
                       . the guideline minimum death benefit under the
                         guideline premium test is $720,000 (accumulated value
                         times a death benefit percentage factor of 120%)
                       . the guideline minimum death benefit under the cash
                         value accumulation test is $1,333,075 (net single
                         premium factor of 2.221791)

                   -------------------------------------------------------------------------------------------------
                   Example A                                          If you select the guideline
                                                                      premium test, the death
                                                                      benefit is the larger of
                                                                      these two amounts
                                                                      ---------------------------
                   Death                                              Death benefit Guideline     Net amount at risk
                   benefit     How it's                               under         minimum       used for cost of
                   option      calculated                             the option    death benefit insurance charge
                   -------------------------------------------------------------------------------------------------
                   Option A    Face amount                             $1,000,000    $720,000         $397,539.80
                   Option B    Face amount plus
                               accumulated value                       $1,600,000    $720,000         $996,063.68
                   Option C    Face amount plus
                               premiums less distributions             $1,300,000    $720,000         $696,801.74
                   Option D    Face amount times death benefit factor  $1,084,000    $720,000         $481,333.14
                   -------------------------------------------------------------------------------------------------

                   -------------------------------------------------------------------------------------------------
                                                                      If you select the cash
                                                                      value accumulation test, the
                                                                      death benefit is the larger
                                                                      of these two amounts
                                                                      ---------------------------
                   Death                                              Death benefit Guideline     Net amount at
                   benefit     How it's                               under         minimum       risk used for cost
                   option      calculated                             the option    death benefit of insurance charge
                   -------------------------------------------------------------------------------------------------
                   Option A    Face amount                             $1,000,000    $1,333,075       $729,795.37
                   Option B    Face amount plus
                               accumulated value                       $1,600,000    $1,333,075       $996,063.68
                   Option C    Face amount plus
                               premiums less distributions             $1,300,000    $1,333,075       $729,795.37
                   Option D    Face amount times death benefit factor  $1,084,000    $1,333,075       $729,795.37
                   -------------------------------------------------------------------------------------------------

If the death           Here's the same example, but with an accumulated value
benefit equals the     of $1,400,000. Because accumulated value has increased,
guideline minimum      the guideline minimum death benefit is now:
death benefit, any
increase in            . $1,680,000 under the guideline premium test
accumulated value        ($1,400,000 times a death benefit factor of 120%)
will cause an          . $3,110,508 (net single premium factor of 2.221791).
automatic increase
in the death
benefit.

                  --------------------------------------------------------------------------------------------------
                   Example B                                          If you select the guideline
                                                                      premium test, the death
                                                                      benefit is the larger of
                                                                      these two amounts
                                                                      ---------------------------
                   Death                                              Death benefit Guideline     Net amount at risk
                   benefit     How it's                               under         minimum       used for cost of
                   option      calculated                             the option    death benefit insurance charge
                  --------------------------------------------------------------------------------------------------
                   Option A    Face amount                             $1,000,000    $1,680,000      $275,866.86
                   Option B    Face amount plus
                               accumulated value                       $2,400,000    $1,680,000      $994,095.51
                   Option C    Face amount plus
                               premiums less distributions             $1,300,000    $1,680,000      $275,866.86
                   Option D    Face amount times death benefit factor  $1,084,000    $1,680,000      $275,866.86
                  --------------------------------------------------------------------------------------------------
                  --------------------------------------------------------------------------------------------------
                                                                      If you select the cash
                                                                      value accumulation test,
                                                                      the death benefit is the
                                                                      larger of these two amounts
                                                                      ---------------------------
                   Death                                              Death benefit Guideline     Net amount at
                   benefit     How it's                               under         minimum       risk used for cost
                   option      calculated                             the option    death benefit of insurance charge
                  --------------------------------------------------------------------------------------------------
                   Option A    Face amount                             $1,000,000    $3,110,508      $1,702,855.52
                   Option B    Face amount plus
                               accumulated value                       $2,400,000    $3,110,508      $1,702,855.52
                   Option C    Face amount plus
                               premiums less distributions             $1,300,000    $3,110,508      $1,702,855.52
                   Option D    Face amount times death benefit factor  $1,084,000    $3,110,508      $1,702,855.52
                  --------------------------------------------------------------------------------------------------

                      These examples show that each death benefit option proveds a different level of protection. Keep in mind that cost of insurance charges, which affect your policy's accumulated value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the discounted net amount at risk. As the net amount at risk increases, your cost of insurance increases. Accumulated value also varies depending on the performance of the investment options in your policy.

                      ---------------------------------------------------------
Changing your death    You can change the death benefit option of your policy.
benefit option         Here's how it works:

We will not change     . You can change the death benefit once in any policy
your death benefit       year.
option if it means     . You must send us your request in writing.

your policy will be
treated as a           . You can only change to Option A or Option B. After
modified endowment       the younger insured reaches age 89, you may only
contract, unless         change to Option A.

you've told us in      . The change will become effective on the first monthly
writing that this        payment date after we receive your request. If we
would be acceptable      receive your request on a monthly payment date, we'll
to you. Modified         process it that day.
endowment contracts
are discussed in
Variable life
insurance and your
taxes.

THE DEATH BENEFIT

                    . The face amount of your policy will change by the
Net amount at risk       amount needed to make the death benefit under the new
is the difference        option equal the death benefit under the old option
between the death        just before the change. We will not let you change
benefit that would       the death benefit if doing so means the face amount
be payable if both       of your policy will become less than $100,000. We may
insureds died, and       waive this minimum amount under certain
the accumulated          circumstances.
value of your          . Changing the death benefit option can also affect the
policy.                  monthly cost of insurance charge since this charge

                         varies with the net amount at risk.
                       . The new death benefit option will be used in all
                         future calculations.

                      ---------------------------------------------------------
Changing the face      You can increase or decrease your policy's face amount
amount                 starting on the first policy anniversary as long as we
                       approve it. Here's how it works:
If you change the

face amount, we'll
send you a             . You can change the face amount as long as at least
supplemental             one insured is still living.

schedule of
benefits and           . You can only change the face amount once in any
premiums.                policy year.

If your policy's       . You must send us your request in writing while your
death benefit is         policy is in force.

equal to the
guideline minimum      . Unless you request otherwise, the change will become
death benefit, and       effective on the first monthly payment date after we
the net amount at        receive your request. If we receive your request on a
risk is more than        monthly payment date, we'll process it that day.


three times the
death benefit on       . Both insureds or, if only one person is still living,
the policy date, we      the survivor will also need to agree to the change in
may reduce the           face amount, if that person is someone other than
death benefit by         you.

requiring you to
make a withdrawal      . Increasing the face amount may increase the death
from your policy.        benefit, and decreasing the face amount may decrease
                         the death benefit. The amount the death benefit
If we require you        changes will depend, among other things, on the death
to make a                benefit option you've chosen and whether, and by how
withdrawal, we will      much, the death benefit is greater than the face
not charge you our       amount before you make the change.
usual $25
withdrawal fee, but    . Changing the face amount can affect the net amount at
the withdrawal may       risk, which affects the cost of insurance charge. An
be taxable. Please       increase in the face amount may increase the cost of
turn to                  insurance charge, while a decrease may decrease the
Withdrawals,             charge.
surrenders and
loans for              . We can refuse your request to make the total face
information about        amount, including any riders, less than $100,000. We
making withdrawals.      can waive this minimum amount in certain situations,
                         such as group or sponsored arrangements.
Coverage segment
refers separately      Increasing the face amount
to the initial face    Here are some additional things you should know about
amount and any         increasing the face amount:

increase in face
amount.                . Both insureds must be still living, age 90 or less,
                         and you must give us satisfactory evidence of insurability for both insureds.


                       . Each increase you make to the face amount must be
                         $10,000 or more.

                       . We may charge you a fee of up to $200 for each
                         increase to cover the costs of processing the request. We deduct the fee on the day the increase is effective from all of your investment options in proportion to the accumulated value you have in each option.

                       . Increasing the face amount will increase the
                         mortality and expense risk charge.

Decreasing the face    Decreasing the face amount
amount may affect      Here are some additional things you should know about
your policy's tax      decreasing the face amount:
status. To ensure
your policy            .  We'll apply any decrease in the face amount in the
continues to              following order:
qualify as life           .  to the most recent increases you made to the face
insurance, we might          amount

be required to
return part of your       .  to the initial face amount.

premium payments to    . Each decrease you make to the face amount must be
you if you've            $10,000 or more.
chosen the             . We may deduct a surrender charge from your policy's
guideline premium        accumulated value. We currently waive this charge.
test, or make            Please turn to Withdrawals, Surrenders and Loans for
distributions from       information about how we calculate surrender charges.
the accumulated        . We can refuse your request to decrease the face
value, which may be      amount if making the change means:

taxable.
                        .  your policy will end because it no longer qualifies
For more                   as life insurance


information, please
see Variable life       .  the distributions we'll be required to make from
insurance and your         your policy's accumulated value will be greater than
taxes.                     your policy's net cash surrender value


                        . your policy will become a modified endowment contract and you have not told us in writing that this is acceptable to you.


                      ---------------------------------------------------------
Optional riders        There are five optional riders that provide extra
                       benefits, some at additional cost. Not all riders are
Ask your registered    available in every state, and some riders may only be
representative for     added when you apply for your policy.
more information
about the riders       . Last survivor annual renewable term rider

available with the
policy, or about         Provides annual renewal term insurance on both
other kinds of life      insureds.

insurance policies
offered by Pacific     . Individual annual renewable term rider

Life.
                         Provides level or varying term insurance on either or
There may be tax         both insureds.

consequences if you
exercise your          . Last survivor accounting benefit rider

rights under the
Accelerated living       Provides added protection on the insureds.

benefits rider or
the Policy split       . Policy split option rider

option rider.
Please see Variable      Splits the policy into two individual policies with
life insurance and       evidence of insurability.

your taxes for more
information.           . Accelerated living benefits rider

Samples of the           Gives the policy owner access to a portion of the
provisions for the       policy's death benefit if the last surviving insured
extra optional           has been diagnosed with a terminal illness resulting
benefits are             in a life expectancy of six months or less (or longer
available from us        than six months in some states).

upon written
request. Certain restrictions may apply and are described in the rider or benefit. We'll add any rider charges to the monthly charge we deduct from your policy's accumulated value.

THE DEATH BENEFIT

                       Things to keep in mind
                       We offer other variable life insurance policies which provide insurance protection on the life of one person or the lives of two people. The loads and charges on these policies may be different. Combining a policy and a rider, however, may be more economical than adding another policy. It may also be more economical to provide an amount of insurance coverage through a policy alone. Many life insurance policies have some flexibility in structuring the face amount, the death benefit, and premium payments in targeting the cash values based on your particular needs.

                       Under certain circumstances, combining a policy with a Last survivor annual renewable term rider, Individual annual renewable term rider or Last survivor accounting benefit rider may result in a face amount equal to the face amount of a single policy.

                       In general, your policy coverage offers the advantage of lower guaranteed cost of insurance rates than the added riders. If you add a rider or riders to your policy, and if we apply maximum guaranteed charges, you may increase your risk of lapse even if all premiums are paid. Adding a rider or riders may also affect the amount of premium you can pay on your policy and still have it qualify as life insurance.

                       Combining a policy with a Last survivor or Individual annual renewable term rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. However, your policy has guaranteed maximum charges. Adding a Last survivor or Individual annual renewable term rider will result in guaranteed maximum charges that are higher than for a single policy with the same face amount.

                       Combining a policy with a Last survivor accounting benefit rider may improve accumulated value accrual in the early years of your policy, but could result in either higher or lower charges than under a single policy. The timing of certain charges for policies held for certain periods may also be affected.

                       Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your policy's face amount that is made up of policy, Last survivor annual renewable term rider, Individual annual renewable term rider, or Last survivor accounting benefit rider. You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product. Your registered representative can provide you with additional illustrations showing the effects of different proportions of policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your registered representative.

HOW PREMIUMS WORK
                       Your policy gives you the flexibility to choose the amount and frequency of your premium payments. Each premium payment must be at least $50.

The amount,            We deduct a premium load from each premium payment, and
frequency, and         then allocate your net premium to the investment
period of time over    options you've chosen. Depending on the performance of
which you make         your investment options, and on how many withdrawals,
premium payments       loans or other policy features you've taken advantage
may affect whether     of, you may need to make additional premium payments to
your policy will be    keep your policy in force.
classified as a
modified endowment     If we do not receive the minimum initial premium
contract, or no        payment within 20 days after we issue your policy, we
longer qualifies as    can cancel the policy and refund any partial premium
life insurance for     payment you've made. We may waive the 20 day
tax purposes. See      requirement in some cases.
Variable life
insurance and your
taxes for more
information.
                      ---------------------------------------------------------
Planned periodic       You can schedule the amount and frequency of your
premium payments       premium payments. We refer to scheduled premium
                       payments as your planned periodic premium. Here's how
Even if you pay all    it works:
your premiums when
they're scheduled,     . On your application, you choose a fixed amount of at
your policy could        least $50 for each premium payment.
lapse if the
accumulated value,     . You indicate whether you want to make premium
less any                 payments annually, semi-annually, or quarterly. You
outstanding loan         can also choose monthly payments using our monthly
amount, is not           Uni-check plan, which is described below.
enough to pay your
monthly charges.       . We send you a notice to remind you of your scheduled
Turn to Your             premium payment (except for monthly electronic funds
policy's                 transfer plan payments, which are paid
accumulated value        automatically). While you do not have to make the
for more                 premium payments you've scheduled, not making a
information.             premium payment may have an impact on any financial
                         objectives you may have set for your policy's accumulated value and death benefit, and could cause your policy to lapse.

                       . We'll treat any payment you make during the life of
                         your policy as a loan repayment, not as a premium payment, unless you tell us otherwise. When a payment, or any portion of it, exceeds your outstanding loan amount, we'll treat it as a premium payment.

                       --------------------------------------------------------
Paying your premium    Premium payments must be made in a form acceptable to
                       us before we can process it. You may pay your premium:

                        . by personal check, drawn on a U.S. bank

                        . by cashier's check, money order, and traveler's
                          checks in single denominations of $10,000 or more if they originate in a U.S. bank


                        . by cashier's checks of less than $10,000 for non-
                          qualified IRC Section 1035(a) exchanges, that are requested by Pacific Life

                        . by third party check, when there is a clear
                          connection of the third party to the underlying transaction
                        . wire transfers that originate in U.S. banks.

                       We may not accept premium payments in the following forms:

                        . cash
                        . credit card or check drawn against a credit card
                          account
                        . cashier's check, money order or traveler's checks in
                          single denominations of less than $10,000
                        . cashier's checks, money orders, traveler's checks or
                          personal checks drawn on non-U.S. banks, even if the payment may be effected through a U.S. bank
                        . third party check, if there is not a clear connection
                          of the third party to the underlying transaction
                        . wires that originate from foreign bank accounts.

HOW PREMIUMS WORK

                       All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the free look period may be delayed until we receive confirmation in our administrative office that your check has cleared.

                       Monthly electronic funds transfer plan
                       Once you've made your first premium payment, you can make monthly premium payments using our electronic funds transfer plan. Here's how it works:

                       . you authorize us to withdraw a specified amount from
                         your checking account each month

                       . you can choose any day between the 4th and 28th of
                         the month

                       . if you do not specify a day for us to make the
                         withdrawal, we'll withdraw the premium payment on your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.

                      ---------------------------------------------------------
Deductions from        We deduct a premium load from each premium payment you
your premiums          make. The load is made up of three charges:

Your net premium is    Sales load
your premium           During the first 10 sales load targets, we deduct a
payment less the       4.25% sales load from each premium payment you make.
premium load.          The sales load is reduced to 2.25% thereafter.

Your sales load        This charge helps pay for the cost of distributing our
targets are based      policies and is guaranteed not to increase. If our
on your policy's       sales and distribution expenses are more than the sales
guideline annual       load, we can recover these expenses from other charges,
premium, and the       such as the mortality and expense risk charge and the
risk classification    surrender charge, and from any mortality gains.
and age of both
people insured by      State and local tax charge
the policy. The        We deduct 2.35% from each premium payment to pay state
sales load targets     and local premium and other taxes. The actual taxes we
range from 50% to      pay vary from state to state, and in some instances,
100% of your           among municipalities. This rate approximates the
guideline annual       average rate we pay for all states. We do not expect to
premium. The actual    profit from this charge, and do not expect to change
sales load targets     the rate unless the rate we pay increases.
for your policy are
in your policy         Federal tax charge

specification
pages.                 We deduct 1.50% from each premium payment to compensate
                       us for certain costs associated with federal taxes. We
Your guideline         reserve the right to change this rate to respond to
annual premium is      changes in law.

equal to the
premium payable
under your policy
for one year if you
were to pay level
annual premiums for
the life of the
policy. This
includes account
fees and charges
under the policy,
including charges,
if any, for
substandard risks
and optional
benefits, and also
assumes net
investment earnings
at an annual rate
of 4% or, if
greater, the rate
or rates guaranteed
in your policy when
it is issued.

An example
For a policy that
insures a male non-
smoker and a female
non-smoker, each of
whom is age 50 when
the policy is
issued, with a face
amount of
$2,000,000, the
sales load target
is $31,380 if the
policy has death
benefit Option A,
Option C, or Option
D. If the policy
has death benefit
Option B, the sales
load target is
$40,780

                      ---------------------------------------------------------

                    We generally allocate your net premiums to the
Allocating your        investment options you've chosen on your application on
premiums               the day we receive them. We currently limit your

                       allocations to 20 investment options at one time.

There are special      When we allocate your first premium depends on the
restrictions when      state where you signed your policy application. If you
allocating premiums    signed your application in a state that requires us to
to the Fixed LT        return the premiums you've paid, we'll hold your net
account.               premiums in the Money Market investment option until

                       the free look transfer date, and then transfer them to

                    the investment options you've chosen.
Please turn to Your
investment options     If you signed your application in a state that requires
for more               refunds to be based on accumulated value, we allocate
information about      net premiums to the investment options you've chosen on
the investment         the day we receive them or your policy date, if later.
options.


                       Portfolio optimization
Portfolio              Pacific Life and Ibbotson Associates, one of the
optimization is an     premier firms in designing asset allocation-based
asset allocation       investment strategies, developed five model portfolios,
service we offer       each comprised of a carefully selected combination of
for use with your      Pacific Select Fund portfolios. The portfolios are
policy. Asset          selected by evaluating the asset classes represented by
allocation is the      the underlying securities holdings of the portfolios
distribution of        and combining portfolios to combine major types of
investments among      asset classes based on historical asset performance and
asset classes and      attribution analysis in a way intended to optimize
involves decisions     returns given a particular level of risk tolerance. The
about which asset      analysis is accomplished by using a state-of-the-art
classes should be      program and a statistical analytical technique known as
selected and how       "mean-variance optimization". This portfolio
much of the total      optimization analysis is performed each year to help
accumulated value      maintain the risk/return profile of the models.
should be allocated
to each asset          If you select a portfolio optimization model, your
class. The theory      initial net premium payment (in the case of a new
of portfolio           application) or accumulated value, as applicable, will
optimization is        be allocated to the investment options according to the
that                   model you select. Subsequent net premium payments will
diversification        also be allocated accordingly, unless otherwise
among asset classes    instructed by you in writing. If you choose, you can
can help reduce        rebalance your accumulated value quarterly, semi-
volatility over the    annually, or annually to maintain the asset allocation
long-term.             given in your portfolio optimization model. If you also
                       allocate part of your net premium payment or
The actual             accumulated value outside the model, rebalancing is
percentage             only permitted within the model. Each model may change
allocations within     and investment options may be added to or deleted from
the portfolio model    a model as a result of the annual analysis.
that matches your
investment profile     To enroll in portfolio optimization, you must submit
are described in       to us, together with any other required forms, a
the investment         completed, signed and dated portfolio optimization
policy statement       acknowledgment contained in the investment policy
for that model. You    statement. The investment policy statement describes
should consult         the portfolio optimization model that matches your
with your financial    investment profile, based on the responses you provide
adviser or             regarding your financial needs, investment time horizon
investment             and risk comfort level, on the investor profile
professional to        questionnaire. Your financial advisor or investment
assist you in          professional can assist you in completing the proper
determining which      forms. We have the right to terminate or change the
model meets your       portfolio optimization service at any time.
financial needs,
investment time        Although the models are designed to optimize returns
horizon, and is        given the various levels of risk, there is no assurance
consistent with        that a model portfolio will not lose money or that
your risk comfort      investment results will not experience some volatility.
level.                 Historical market and asset class performance may
                       differ in the future from the historical performance
Unless you provide     upon which the models are built. Also, allocation to a
written                single asset class may outperform a model, so that you
authorization, we      would have been better off in an investment option or
will not               options representing a single asset class than in a
automatically          model. The value of the variable accounts will
adjust your            fluctuate, and when redeemed, may be worth more or less
accumulated value      than the original cost.
and net premium
payments among
investment options
to reflect updates
to the model. You
may change your
allocations at any
time by writing or
sending a fax. If
we have your
completed telephone
and electronic
authorization form
on file, you can
call us at 1-800-
800-7681 or submit
a request
electronically
through your
appointed agent. Or
you can ask your
registered
representative to
contact us.

HOW PREMIUMS WORK
                      ---------------------------------------------------------
Limits on the          Federal tax law puts limits on the amount of premium
premium payments       payments you can make in relation to your policy's
you can make           death benefit. These limits apply in the following
                       situations:
Before you buy a
policy, you can ask    . If you've chosen the guideline premium test as your
us or your               death benefit qualification test and accepting the
registered               premium means your policy will no longer qualify as
representative for       life insurance for federal income tax purposes.
a personalized
illustration that      The total amount you can pay in premiums and still have
will show you the      your policy qualify as life insurance is your policy's
guideline single       guideline premium limit. The sum of the premiums paid,
premium and            less any withdrawals, at any time cannot exceed the
guideline level        guideline premium limit, which is the greater of:
annual premiums.
                       . the guideline single premium or
                       . the sum of the guideline level annual premiums.

                       Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                       We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it to you. We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.

You'll find a         . If applying the premium in that policy year means your
detailed discussion     policy will become a modified endowment contract.
of modified
endowment contracts    A life insurance policy will become a modified
in Variable life       endowment contract if the sum of premium payments made
insurance and your     during the first seven contract years, less a portion
taxes.                 of withdrawals, exceeds the seven-pay limit defined in
                       Section 7702A of the Internal Revenue Code.

                       Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

                       In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                       If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively, so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk    . If applying the premium payment to your policy will
is the difference       increase the net amount at risk. This will happen if
between the death       your policy's death benefit is equal to the guideline
benefit that would      minimum death benefit or would be equal to it once we
be payable if both      applied your premium payment.
people insured by

the policy died and
the accumulated        We may choose to accept your premium payment in this
value of your          situation, but before we do so, we may require
policy.                satisfactory evidence of the insurability of both
                       insureds.


                       We will not accept premium payments after the younger reaches age 100.

YOUR POLICY'S ACCUMULATED VALUE

Accumulated value      Accumulated value is the value of your policy on any
is used as the         business day.
basis for
determining policy     We use it to calculate how much money is available to
benefits and           you for loans and withdrawals, and how much you'll
charges.               receive if you surrender your policy. It also affects
                       the amount of the death benefit if you choose a death benefit option that's calculated using accumulated value.

                       The accumulated value of your policy is not guaranteed - it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                      ---------------------------------------------------------
Calculating your       Your policy's accumulated value is the total amount
policy's               allocated to the variable investment options and the
accumulated value      fixed options, plus the amount in the loan account.

                       We determine the value allocated to the variable investment options on any business day by multiplying the number of accumulation units for each variable investment option credited to your policy on that day, by the variable investment option's unit value at the end of that day. The process we use to calculate unit values for the variable investment options is described in Your investment options.

                      ---------------------------------------------------------
Persistency credit     Beginning on your 16th policy anniversary and on each
                       policy anniversary thereafter, we may credit your policy with a persistency credit of 0.10% on an annual basis. We calculate the persistency credit amount on your policy's average accumulated value less any outstanding loan amount on each monthly payment date during the preceding policy year. We add it proportionately to your investment options according to your most recent allocation instructions.

                       Beginning on your 21st policy anniversary, we may increase your annual persistency credit to 0.30%.

                       Your policy's persistency credit is not guaranteed, and we may discontinue the program at any time.

                      ---------------------------------------------------------
Monthly deductions     We deduct a monthly charge from your policy's
                       accumulated value in the investment options each
If there is not        monthly payment date.
enough accumulated
value to pay the       Unless you tell us otherwise, we deduct the monthly
monthly charge,        charge from the investment options that make up your
your policy could      policy's accumulated value, in proportion to the
lapse. The             accumulated value you have in each option. This charge
performance of the     is made up of three charges:
investment options
you choose, not        Cost of insurance
making planned         This charge is for providing you with life insurance
premium payments,      protection. Like other policy charges, we may profit
or taking out a        from the cost of insurance charge and may use these
loan all affect the    profits for any lawful purpose such as the payment of
accumulated value      distribution and administrative expenses.
of your policy.
                       We deduct a cost of insurance charge based on the cost
You'll find a          of insurance rate for your policy's initial face amount
discussion about       and for each increase you make to the face amount.
when your policy
might lapse, and
what you can do to
reinstate it, later
in this section.

YOUR POLICY'S ACCUMULATED VALUE


Unisex rates are
used in the state      There are maximum or guaranteed cost of insurance rates
of Montana. They       associated with your policy. These rates are shown in
are also used when     your policy's specification pages. When the younger
a policy is owned      insured reaches age 100, the guaranteed cost of
by an employer in      insurance rate is zero - in other words, you no longer
connection with        pay any cost of insurance.

employment-related

or benefit
programs.              The guaranteed rates include the insurance risks
                       associated with insuring two people. They are
Class is determined    calculated using 1980 Commissioners Standard Ordinary
by a number of         Mortality Tables or the 1980 Commissioners Ordinary
factors, including     Mortality Table B, which are used for unisex cost of
the age, risk          insurance rates. The rates are also based on the ages,
classification,        gender and risk classes of the insureds unless unisex
smoking status and     rates are required.
gender (unless
unisex rates are       Our current cost of insurance rates will apply
required) of both      uniformly to all members of the same class. Any changes
insureds, and the      in the cost of insurance rates will apply uniformly to
policy date and        all members of the same class. These rates generally
duration.              increase as the person's age increases, and they vary

                       with the number of years the policy has been in force. Our current rates are lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.

                       Choosing a guaranteed period

                       We guarantee our current cost of insurance rates. If, when the policy is issued, the older insured is:


                       . age 65 or younger, we guarantee the rates for 10
                         years
                       . older than 65, but younger than 81, we guarantee the
                         rates for 5 years
                       . older than 80, we guarantee the rates for 1 year.

                       However, if either insured is uninsurable, and the older insured is age 80 or younger, we guarantee the rates for 5 years.


                       If the older insured is age 50 or younger, and neither insured is uninsurable, you have the option to extend the guaranteed period to fifteen years. You can only do this when the policy is issued and you cannot change the guaranteed period later.


                       If you increase the face amount, the cost of insurance rates associated with the increase will have the same guaranteed period that you chose when the policy was issued. This will be effective on the day of the increase. However, if on the day of the increase the older insured is older than age 50, or either insured is uninsurable, the guaranteed period for the increase will be the guaranteed period which we offer for age and insurability as of the day of the increase.


                       If you qualify for the 15-year guaranteed period, the guaranteed period you choose may affect the accumulated value and the initial face amount of your policy, as well as the amount of premium you can pay. The shorter guaranteed period will provide for higher guideline premium and seven-pay premium limits which, if paid, provide the potential to accrue a larger accumulated value. The longer guaranteed period will have lower premium limits, but will provide you with improved guarantees on your cost of insurance rates. You should discuss your insurance needs and financial objectives with your registered representative to help you determine which guaranteed period works best for you.

                       There is no charge for extending the guaranteed period to fifteen years.

                      ---------------------------------------------------------
                       How we calculate cost of insurance

                       We calculate cost of insurance by multiplying the current cost of insurance rate by a discounted net amount at risk at the beginning of each policy month.

                       Net amount at risk for the cost of insurance calculation is the difference between a discounted death benefit that would be payable if both insureds died, and the accumulated value of your policy. We calculate it in two steps:


                       . Step 1: we divide the death benefit that would be
                         payable at the beginning of the policy month by 1.00246627.

                       . Step 2: we subtract your policy's accumulated value
                         at the beginning of the policy month from the amount we calculated in step 1.

                       Administrative charge

                       We deduct a charge of $10 a month to help cover the costs of administering and maintaining our policies. We guarantee that this charge will not increase. When the younger insured reaches age 100, the administrative charge is zero - in other words, you no longer pay any administrative charge.


                       Mortality and expense risk charge
                       Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                       Expense risk is the chance that our actual administrative and operating expenses are more than expenses we expected.

                       The mortality and expense risk charge helps compensate us for these risks. It has two components, which are described in the box on the following page. We guarantee this charge will not increase.

                       Charges for optional riders
                       If you add any riders to your policy, we add any charges for them to your monthly charge.

YOUR POLICY'S ACCUMULATED VALUE

                      ---------------------------------------------------------
An example             How we calculate the mortality and expense risk charge

For a policy that      The mortality and expense risk charge has two separate
insures a male non-    charges:
smoker and a female

non-smoker, each of
whom is age 50 when    . M&E risk face amount charge We deduct a face amount
the policy is            charge every month during the first 10 policy years,
issued, with:            at a rate that is based on the age and risk
                         classification of both insureds on the policy date
..  a face amount of      and on a face amount component factor per $1,000 of
   $2,000,000            the initial face amount of your policy plus a flat
..  accumulated value     amount of $17.50. During policy years 11 through 20,
   of $60,000 after      we may deduct a face amount charge of $17.50 per
   deducting any         month. The face amount component of your policy is
   outstanding loan      shown on policy specification pages.

   amount.

The monthly charge       If you increase the face amount, each increase will
for the M&E risk         have a corresponding face amount charge related to
face amount charge       the amount of the increase. The charge is based on
is $642.10               the age and risk classification of both insureds at
((($2,000,000 /          the time of the increase. We'll specify these charges
1,000) X 0.3123)         in a supplemental schedule of benefits at the time of
plus $17.50) if the      the increase. We'll apply each charge for 10 years
policy has death         from the day of the increase. If you decrease the
benefit Option A,        face amount, the charge will remain the same.

Option C or Option

D. If the policy has
death benefit          . M&E risk asset charge We deduct a risk asset charge
Option B, the M&E        every month at an annual rate of 0.45% (0.0375%
risk face amount         monthly) on the first $25,000 of your policy's
charge is $820.50        accumulated value in the investment options plus an
((($2,000,000 /          annual rate of 0.05% (0.0042% monthly) of the
1,000) X 0.4015)         accumulated value in the investment options that
plus $17.50).            exceeds $25,000. For the purposes of this charge, the
                         amount of accumulated value is calculated on the
The monthly charge       monthly payment date before we deduct the monthly
for the M&E risk         charge, but after we deduct any outstanding loan
asset charge is          amount or allocate any new net premiums, withdrawals
$10.01 (($25,000 X       or loans. When the younger insured reaches age 100,
0.0375%) plus            the annual rate is 0%--in other words, you no longer
($15,000 X               pay this charge.

0.0042%)).

The monthly charge
for the M&E risk
face amount charge
will never exceed
$8.00 per $1,000 of
coverage segment
plus a flat amount
of $17.50.

                      ---------------------------------------------------------
Lapsing and            Your policy will lapse if there is not enough
reinstatement          accumulated value, after subtracting any outstanding
                       loan amount, to cover the monthly charge on the day we make the deduction. Your policy's accumulated value is affected by the following:

                       . loans or withdrawals you make from your policy . not making planned premium payments
                       . the performance of your investment options
                       . charges under the policy.

                       There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

In Florida, if there   If there is not enough accumulated value to pay the
is not enough          total monthly charge, we deduct the amount that's
accumulated value to   available and send you, and anyone you've assigned your
pay the total          policy to, a notice telling you the minimum amount you
monthly charge, full   have to pay to keep your policy in force. This minimum
coverage will          amount is equal to three times the monthly charge that
continue in force      was due on the monthly payment date when there was not
until the next         enough accumulated value to pay the charge.
monthly payment
date, at which time    We'll give you a grace period of 61 days from when we
a grace period of 31   send the notice to pay the required premium. Your
days will be allowed   policy will remain in force during the grace period.
for the payment of
sufficient premium     If you do not make the minimum payment
to keep your policy    If we do not receive your payment within the grace
in force. Thirty-one   period, your policy will lapse with no value. This
days prior to lapse,   means we'll end your life insurance coverage.
we will send you,
and anyone you've      If you make the minimum payment
assigned your policy   If we receive your payment within the grace period,
to, a notice           we'll allocate your net premium to the investment
containing the lapse   options you've chosen and deduct the monthly charge
date and the           from your investment options in proportion to the
required premium to    accumulated value you have in each option.
keep your policy in
force.

Remember to tell us    If your policy is in danger of lapsing and you have an
if a payment is a      outstanding loan amount, you may find that making the
premium payment or     minimum payment would cause the total premiums paid to
a loan repayment.      exceed the maximum amount for your policy's face amount
                       under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                       How to avoid future lapsing
                       To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a loan, you may want to repay a portion if it.

                       Paying death benefit proceeds during the grace period

                       If the survivor dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.


                       Reinstating a lapsed policy
                       If your policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We'll reinstate it if you send us the following:

                       . a written application

                       . evidence of insurability satisfactory to us for each
                         insured who was alive on the date of lapse

                       . a premium payment sufficient to keep your policy in
                         force for three months after the day your policy is reinstated

                       . payment of all unpaid monthly charges that were due
                         in the grace period.

                       We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. When we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed. We'll allocate it according to your most recent premium allocation instructions.

                       Reinstating a lapsed policy with an outstanding loan amount
                       If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your policy. There are special rules that apply to reinstating a policy with an outstanding loan amount:

                       . If we reinstate your policy on the first monthly
                         payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                       . If we reinstate your policy on any monthly payment
                         date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated. However, we will reinstate your loan if you ask us to in writing.

                      ---------------------------------------------------------
No lapse guarantee     Subject to state availability, if you meet certain
rider                  requirements, your policy has a No lapse guarantee
                       rider ("No lapse rider"). The No lapse rider may continue your policy if it would otherwise lapse.
                       Here's how it works:


                       You are eligible for the No lapse rider if:


                       . The older insured is younger than age 80 when the
                         policy is issued.


                       . You chose either death benefit Option A or B when
                         applying for your policy.


                       . You did not select the optional Individual annual
                         renewal term rider.


                       . If you selected the optional Last survivor annual
                         renewal term rider, the term insurance provided is on a level, not varying, schedule.


                       . Your application meets our underwriting requirements.


The guarantee          The No lapse rider is issued with a guarantee period
period of your No      based on the age of the older insured. The guarantee
lapse rider is         period will be at least five years, and never more than
listed on your         25 years.
policy
specification          If your policy is issued with the No lapse rider, we
pages.                 will list your No lapse premium amount on your policy
                       specification pages. If you pay at least this amount at
The No lapse           the beginning of each policy year, and you take no
premium is shown on    policy loans or withdrawals, the No lapse rider will
your policy            remain in effect through the guarantee period. Other
specification pages    premium payment patterns may also keep the No lapse
as the No Lapse        rider in effect. There is no charge for the No lapse
Guarantee Required     rider.
Premium. The No
lapse premium will     If your policy does not have enough accumulated value,
never exceed the       after subtracting any outstanding loan amount, to cover
guideline annual       your monthly deduction on the monthly payment date, and
premium for your       the No lapse rider is in effect, your policy will not
policy.                enter the grace period, and will not lapse. Your policy
                       and all other riders attached to your policy will
The conditions for     continue in force under their terms during the No lapse
your no lapse rider    rider guarantee period as long as the conditions for
to remain in effect    the No lapse rider to be in effect are met.
are described in
detail in the          When your policy continues under the No lapse rider,
rider.                 monthly deductions for your policy will be accumulated
                       in the AV pay-off account. We charge interest on the amount in the AV pay-off account. Interest owing on the amount in the AV pay-off account accrues monthly at an annual rate of 4.0%.


                       Additional net premium, or loan repayment amounts, will first be applied to the balance in your AV pay-off account. Once the amount in the AV pay-off account, plus any outstanding interest, has been repaid, any additional new net premium or loan repayment amounts will be allocated to the investment options according to your most recent instructions.


                       If your policy is continued under the No lapse rider at the time the guarantee period ends, you will need to pay sufficient additional premium or make a loan repayment to bring the AV pay-off account to zero and cover any future monthly deductions from your policy or your policy will lapse.

YOUR INVESTMENT OPTIONS

                       This section tells you about the investment options available under your policy and how they work.

You can change your    We put your premium payments in our general and
premium allocation     separate accounts. We own the assets in our accounts
instructions by        and allocate your net premiums, less any charges, to
writing or sending     the investment options you've chosen. Amounts allocated
a fax. If we have      to the fixed options are held in our general account.
your completed         Amounts allocated to the variable investment options
telephone and          are held in our separate account.

electronic
authorization form     You choose your initial investment options on your
on file, you can       application. If you choose more than one investment
call us at 1-800-      option, you must tell us the dollar amount or
800-7681 or submit     percentage you want to allocate to each option. You can
a request              change your premium allocation instructions at any
electronically         time.
through your
appointed agent. Or    The investment options you choose, and how they
you can ask your       perform, will affect your policy's accumulated value
registered             and may affect the death benefit. Please review the
representative to      investment options carefully and ask your registered
contact us.            representative to help you choose the right ones for
                       your goals and tolerance for risk. Make sure you understand any costs you may pay directly and indirectly on your investment options because they will
You'll find            affect the value of your policy.
information about
when we allocate
net premiums to
your investment
options in How
premiums work.


Your policy's
accumulated value
may be allocated to
up to 20 investment
options at any one
time.

                      ---------------------------------------------------------
Variable investment    You can choose from 33 variable investment options.
options                Each variable investment option is set up as a variable
                       account under our separate account and invests in a
Variable investment    corresponding portfolio of the Pacific Select Fund.
options are also       Each portfolio invests in different securities and has
known as variable      its own investment goals, strategies and risks. The
accounts. These        value of each portfolio will fluctuate with the value
variable accounts      of the investments it holds, and returns are not
are divisions of       guaranteed. Your policy's accumulated value will
our separate           fluctuate depending on the investment options you've
account. We bear       chosen. You bear the investment risk of any variable
the direct             investment options you choose.
operating expenses
of our separate        The following chart is a summary of the Pacific Select
account. For more      Fund portfolios. You'll find detailed descriptions of
information about      the portfolios in the Pacific Select Fund prospectus
how these accounts     that accompanies this prospectus. There's no guarantee
work, see              that a portfolio will achieve its investment objective.
About Pacific Life.    You should read the fund prospectus carefully before
                       investing.
We're the
investment adviser
for the Pacific
Select Fund. We
oversee the
management of all
the fund's
portfolios, and
manage two of the
portfolios
directly. We've
retained other
portfolio managers
to manage the other
portfolios.

YOUR INVESTMENT OPTIONS



PORTFOLIO                INVESTMENT GOAL           THE PORTFOLIO'S                        PORTFOLIO
                                                   MAIN INVESTMENTS                       MANAGER
Blue Chip                Long-term growth of       Equity securities of "blue chip"       A I M Capital
                         capital. (Current income  companies and related derivatives.     Management, Inc.
                         is of secondary           Blue chip companies fall within the
                         importance.)              largest 85% of publicly traded
                                                   companies listed in the U.S.

Aggressive Growth        Long-term growth of       Equity securities of small- and        A I M Capital
                         capital.                  medium-sized growth companies.         Management, Inc.

Emerging Markets         Long-term growth of       Equity securities of companies that    Alliance Capital
                         capital.                  are located in countries generally     Management L.P.
                                                   regarded as "emerging market"
                                                   countries.

Diversified Research     Long-term growth of       Equity securities of U.S. companies    Capital Guardian
                         capital.                  and securities whose principal markets Trust Company
                                                   are in the U.S.

Small-Cap Equity         Long-term growth of       Equity securities of small companies.  Capital Guardian
                         capital.                                                         Trust Company

International Large-Cap  Long-term growth of       Equity securities of large non-U.S.    Capital Guardian
                         capital.                  companies and securities whose         Trust Company
                                                   principal markets are outside of the
                                                   U.S.

I-Net Tollkeeper         Long-term growth of       Equity securities of companies which   Goldman Sachs
                         capital.                  use, support, or relate directly or    Asset Management
                                                   indirectly to use of the Internet.
                                                   Such companies include those in the
                                                   media, telecommunications, and
                                                   technology sectors.

Financial Services       Long-term growth of       Equity securities in the financial     INVESCO
                         capital.                  services sector (including             Funds Group, Inc.
                                                   derivatives). Such companies include
                                                   banks, insurance companies, brokerage
                                                   firms and other finance-related firms.

Health Sciences          Long-term growth of       Equity securities in the health        INVESCO
                         capital.                  sciences sector (including             Funds Group, Inc.
                                                   derivatives). Such companies include
                                                   medical equipment or supplies,
                                                   pharmaceuticals, health care
                                                   facilities and other health sciences-
                                                   related firms.

Technology               Long-term growth of       Equity securities in the technology    INVESCO
                         capital.                  sector (including derivatives). Such   Funds Group, Inc.
                                                   companies include biotechnology,
                                                   communications, computers,
                                                   electronics, Internet
                                                   telecommunications, networking,
                                                   robotics, video and other technology-
                                                   related firms.

Telecommunications       Long-term growth of       Equity securities in the               INVESCO
                         capital. (Current income  telecommunications sector (including   Funds Group, Inc.
                         is of secondary           derivatives). Such as companies that
                         importance.)              offer telephone service, wireless
                                                   communications, satellite
                                                   communications, television and movie
                                                   programming, broadcasting and Internet
                                                   access.

Multi-Strategy           High total return.        A mix of equity and fixed income       J.P. Morgan
                                                   securities.                            Investment
                                                                                          Management Inc.

Large-Cap Core           Long-term growth of       Equity securities of large dividend-   J.P. Morgan
 (formerly called        capital and income.       paying U.S. companies.                 Investment
 Equity Income)                                                                           Management Inc.

Strategic Value          Long-term growth of       Equity securities with the potential   Janus Capital
                         capital.                  for long-term growth of capital.       Management LLC

Growth LT                Long-term growth of       Equity securities of a large number of Janus Capital
                         capital consistent with   companies of any size.                 Management LLC
                         the preservation of
                         capital.

Focused 30               Long-term growth of       Equity securities selected for their   Janus Capital
                         capital.                  growth potential.                      Management LLC

PORTFOLIO              INVESTMENT GOAL            THE PORTFOLIO'S                        PORTFOLIO
Mid-Cap Value          Capital appreciation.      Equity securities of medium-sized U.S. Lazard Asset
                                                  companies believed to be undervalued.  Management

International Value    Long-term capital          Equity securities of relatively large  Lazard Asset
                       appreciation primarily     companies located in developed         Management
                       through investment in      countries outside of the U.S.
                       equity securities of
                       corporations domiciled in
                       countries other than the
                       U.S.

Capital Opportunities  Long-term growth of        Equity securities with the potential   MFS Investment
                       capital.                   for long-term growth of capital.       Management

Mid-Cap Growth         Long-term growth of        Equity securities of medium-sized      MFS Investment
                       capital.                   companies believed to have above-      Management
                                                  average growth potential.

Global Growth          Long-term growth of        Equity securities of any size located  MFS Investment
                       capital.                   within and outside of the U.S.         Management

Equity Index           Investment results that    Equity securities of companies that    Mercury Advisors
                       correspond to the total    are included in or representative of
                       return of common stocks    the Standard & Poor's 500 Composite
                       publicly traded in the     Stock Price Index (including
                       U.S.                       derivatives).

Small-Cap Index        Investment results that    Equity securities of companies that    Mercury Advisors
                       correspond to the total    are included in or representative of
                       return of an index of      the Russell 2000 Index (including
                       small capitalization       derivatives).
                       companies.

Real Estate            Current income and long-   Equity securities of companies in the  Morgan Stanley
 (formerly called      term capital               U.S. real estate industry, including   Asset Management
 "REIT")               appreciation.              real estate investment trusts (REITs)
                                                  and real estate operating companies
                                                  (REOCs).

Inflation Managed      Maximize total return      Inflation-indexed bonds of varying     Pacific
                       consistent with prudent    maturities issued by the U.S. and non  Investment
                       investment management.     U.S. governments, their agencies and   Management
                                                  government sponsored enterprises, and  Company
                                                  corporations, forward contracts and
                                                  derivative instruments relating to
                                                  such securities.

Managed Bond           Maximize total return      Medium and high-quality fixed income   Pacific
                       consistent with prudent    securities with varying terms to       Investment
                       investment management.     maturity and derivatives relating to   Management
                                                  such securities or related indices.    Company

Money Market           Current income consistent  Highest quality money market           Pacific Life
                       with preservation of       instruments believed to have limited
                       capital.                   credit risk.

High Yield Bond        High level of current      Fixed income securities with lower and Pacific Life
                       income.                    medium-quality credit ratings and
                                                  intermediate to long terms to
                                                  maturity.

Equity Income           Current income. (Capital  Equity securities of large U.S.        Putnam
                        growth is of secondary    companies with a focus on income-      Investment
                        importance.)              producing securities believed to be    Management, Inc.
                                                  undervalued by the market.

Research                Long-term growth of       Equity securities of large U.S.        Putnam
                        capital.                  companies with potential for capital   Investment
                                                  appreciation.                          Management, Inc.

Equity                 Capital appreciation.      Equity securities of large U.S.        Putnam
                       (Current income is of      growth-oriented companies.             Investment
                       secondary importance.)                                            Management, Inc.

Aggressive Equity      Capital appreciation.      Equity securities of small and medium- Putnam
                                                  sized companies.                       Investment
                                                                                         Management, Inc.

Large-Cap Value        Long-term growth of        Equity securities of large U.S.        Salomon Brothers
                       capital. (Current income   companies.                             Asset Management
                       is of secondary                                                   Inc
                       importance.)

YOUR INVESTMENT OPTIONS


An example             Calculating unit values
You ask us to          When you choose a variable investment option, we credit
allocate $6,000 to     your policy with accumulation units. The number of
the Inflation          units we credit equals the amount we've allocated
Managed investment     divided by the unit value of the variable account.
option on a            Similarly, the number of accumulation units in your
business day. At       policy will be reduced when you make a transfer,
the end of that        withdrawal or loan from a variable investment option,
day, the unit value    and when your monthly charges are deducted.
of the variable
account is $15.        The value of an accumulation unit is the basis for all
We'll credit your      financial transactions relating to the variable
policy with 400        investment options. We calculate the unit value for
units ($6,000          each variable account once every business day, usually
divided by $15).       at or about 4:00 p.m. Eastern time.

The value of an        Generally, for any transaction, we'll use the next unit
accumulation unit      value calculated after we receive your written request.
is not the same as     If we receive your written request before 4:00 p.m.
the value of a         Eastern time, we'll use the unit value calculated as of
share in the           the end of that business day. If we receive your
underlying             request on or after 4:00 p.m. Eastern time, we'll use
portfolio.             the unit value calculated as of the end of the next
                       business day.
For information
about timing of        If a scheduled transaction falls on a day that is not a
transactions, see      business day, we'll process it as of the end of the
Pacific Select         next business day. For your monthly charge, we'll use
Estate Preserver V     the unit value calculated on your monthly payment date.
basics.                If your monthly payment date does not fall on a
                       business day, we'll use the unit value calculated as of the end of the next business day.

                       The unit value calculation is based on the following:

                       . the investment performance of the underlying
                         portfolio
                       . any dividends or distributions paid by the underlying
                         portfolio
                       . any charges for any taxes that are, or may become,
                         associated with the operation of the variable account.

                       The unit value of a variable account will change with the value of its corresponding Pacific Select Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.

                       A look at performance
                       Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                       Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                       Performance information is no guarantee of how a variable account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                       We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

                       We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                       Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                       Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the policy is surrendered and do not reflect any deduction of the surrender charge.

                       In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                       . other variable life separate accounts, mutual funds,
                         or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria
                       . the Consumer Price Index, to assess the real rate of
                         return from buying a policy by taking inflation into consideration.

                       Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

You'll find more       Fees and expenses paid by the Pacific Select Fund
about Pacific          The Pacific Select Fund pays advisory fees and other
Select Fund fees       expenses. These are deducted from the assets of the
and expenses in An     fund's portfolios and may vary from year to year. They
overview of Pacific    are not fixed and are not part of the terms of your
Select Estate          policy. If you choose a variable investment option,
Preserver V.           these fees and expenses affect you indirectly because
                       they reduce portfolio returns. The fund is governed by its own Board of Trustees.

                      ---------------------------------------------------------
Fixed options          You can also choose from two fixed options: the Fixed
                       account and the Fixed LT account. The fixed options
The fixed options      provide a guaranteed minimum annual rate of interest.
are not securities,    The amounts allocated to the fixed options are held in
so they do not fall    our general account.
under any
securities act. For    Here are some things you need to know about the fixed
this reason, the       options:
SEC has not
reviewed the           . Accumulated value allocated to the fixed options earn
disclosure in this       interest on a daily basis, using a 365-day year. Our
prospectus about         minimum annual interest rate is 3%.
these options.         . During the first 10 policy years, a portion of any
However, other           allocation you make to the Fixed LT account earns a
federal securities       higher guaranteed minimum rate of 4.5%. This amount
laws may apply to        equals the Fixed LT enhancement guaranteed amount
the accuracy and         multiplied by the number of policy years. The Fixed
completeness of the      LT enhancement guaranteed amount is listed on your
disclosure about         policy specification sheets when your policy is
these options. For       issued, and equals your policy's sales load target.
more information         Any allocation to the Fixed LT account that exceeds
about the general        the Fixed LT enhancement guaranteed amount earns the
account, see About       minimum guaranteed rate of 3%.
Pacific Life.

YOUR INVESTMENT OPTIONS

                       . We may offer a higher annual interest rate on the
                         fixed options. If we do, we'll guarantee the higher rate for one year.
                       . There are no investment risks or direct charges.

                       . There are limitations on when and how much you can
                         transfer from the fixed options. These limitations are described below in Transferring among investment options.


                       . We may place a limit of $1,000,000 on amounts
                         allocated to the Fixed LT account in any 12-month period. This includes allocations of net premium, transfers, and loan repayments for all Pacific Life policies you own. Any allocations in excess of $1,000,000 will be allocated to your other investment options according to your most recent instructions. We may increase the $1,000,000 limit at any time at our sole discretion. To find out if a higher limit is in effect, contact us.


                      ---------------------------------------------------------
Transferring among     You can transfer among your investment options any time
investment options     during the life of your policy without triggering any
                       current income tax. You can make transfers by writing
If your state          to us, by making a telephone or electronic transfer, or
requires us to         by signing up for one of our automatic transfer
refund your            programs. You'll find more information about making
premiums when you      telephone and electronic transfers in Pacific Select
exercise your right    Estate Preserver V basics.
to cancel, you can
make transfers and     Transfers will normally be effective as of the end of
use transfer           the business day we receive your written, telephone or
programs only after    electronic request.
the free look
transfer date. For     Here are some things you need to know about making
more information,      transfers:
please see Pacific
Select Estate          . Your policy's accumulated value may be invested in up
Preserver V basics.      to 20 investment options at one time.
                       . If you're making transfers between variable
If you live in           investment options, there is no minimum amount
Connecticut,             required and you can make as many transfers as you
Georgia, Maryland,       like.
North Carolina,        . You can make transfers from the variable investment
North Dakota, or         options to the Fixed account at any time.
Pennsylvania, you      . You can make transfers from the variable investment
can make a transfer      options to the Fixed LT account only in the policy
to the fixed             month right before each policy anniversary.

options any time
during the first 18    . You can only make one transfer in any 12-month period
months of your           from each fixed option, except if you've signed up
policy.                  for the first year transfer program. Such transfers
                         are limited to:
We reserve the
right, in our sole      . $5,000 or 25% of your policy's accumulated value in
discretion, to            the Fixed account
waive the transfer      . $5,000 or 10% of your policy's accumulated value in
restrictions on the       the Fixed LT account.
fixed options.
Please contact us        The restrictions for transfers from the Fixed LT
or your registered       account are temporarily waived during the first
representative to        policy year. You will be permitted to transfer any
find out if a            amount out of the Fixed LT account at any time during
waiver is currently      the first twelve policy months. We reserve the right
in effect.               to discontinue this waiver at any time. However, if
                         the waiver is in effect on the date you sign the
You'll find more         application for your policy, the waiver on transfer
about the first          restrictions will remain in effect for your first
year transfer            policy year.

program later in
this section.          . Currently, there is no charge for making a transfer
                         but we may charge you $25 per transfer in the future. You will always be permitted at least 12 free transfers per policy year.
                       . There is no minimum required value for the investment
                         option you're transferring to or from.
                       . You cannot make a transfer if your policy is in the
                         grace period and is in danger of lapsing.
                       . We can restrict or suspend transfers.

                       . We may choose to impose limits on transfer amounts,
                         the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.

                      ---------------------------------------------------------
Transfer programs      We offer three programs that allow you to make
                       automatic transfers of accumulated value from one investment option to another. Under the dollar cost averaging and portfolio rebalancing programs, you can transfer among the variable investment options. Under the first year transfer program, you can make transfers from the Fixed account to the Fixed LT account and the variable investment options.

Since the value of     Dollar cost averaging program
accumulation units     Our dollar cost averaging program allows you to make
can change, more       scheduled transfers of $50 or more between variable
units are credited     investment options. It does not allow you to make
for a scheduled        transfers to or from either of the fixed options.
transfer when unit     Here's how the program works:
values are lower,
and fewer units        . You need to complete a request form to enroll in the
when unit values         program. You may enroll by telephone or
are higher. This         electronically if you have a completed telephone and
allows you to            electronic authorization form on file.
average the cost of    . You must have at least $5,000 in a variable
investments over         investment option to start the program.
time. Investing        . We'll automatically transfer accumulated value from
this way does not        one variable investment option to one or more of the
guarantee profits        other variable investment options you've selected.
or prevent losses.     . We'll process transfers as of the end of the business
                         day on your policy's monthly, quarterly, semi-annual or annual anniversary, depending on the interval you've chosen. We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.
                       . We will not charge you for the dollar cost averaging
                         program or for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.
                       . We have the right to discontinue, modify or suspend
                         the program at any time.

                       We'll keep making transfers at the intervals you've chosen until one of the following happens:

                       . the total amount you've asked us to transfer has been
                         transferred
                       . there is no more accumulated value in the investment
                         option you're transferring from
                       . your policy enters the grace period and is in danger
                         of lapsing
                       . you tell us in writing to cancel the program
                       . we discontinue the program.

Because the            Portfolio rebalancing program
portfolio              As the value of the underlying portfolios changes, the
rebalancing program    value of the allocations to the variable investment
matches your           options will also change. The portfolio rebalancing
original percentage    program automatically transfers your policy's
allocations, we may    accumulated value among the variable investment options
transfer money from    according to your original percentage allocations.
an investment
option with            Here's how the program works:
relatively higher
returns to one with    . You enroll in the program by sending us a written
relatively lower         signed request or a completed automatic rebalancing
returns.                 form. You may enroll by telephone or electronically
                         if you have a completed telephone and electronic authorization form on file.
                       . Your first rebalancing will take place on the monthly
                         payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.

YOUR INVESTMENT OPTIONS

                       . If you cancel this program, you must wait 30 days to
                         begin it again.
                       . You cannot use this program if you're already using
                         the dollar cost averaging program.
                       . We do not currently charge for the portfolio
                         rebalancing program or for transfers made under this program.
                       . We can discontinue, modify or suspend the program at
                         any time.

This program allows    First year transfer program
you to average the     Our first year transfer program allows you to make
cost of investments    monthly transfers during the first policy year from the
over your first        Fixed account to the variable investment options or the
policy year.           Fixed LT account. It does not allow you to transfer
Investing this way     among variable investment options.
does not guarantee
profits or prevent     Here's how the program works:
losses.
                       . You enroll in the program when you apply for your
                         policy.
                       . You choose a regular amount to be transferred every
                         month for 12 months.
                       . We make the first transfer on the day we allocate
                         your first net premium to the investment options you've chosen. Each transfer will be made on the same day every month.
                       . If you sign up for this program, we'll waive the
                         usual transfer limit for the Fixed account during the first policy year.
                       . If we make the last transfer during the second policy
                         year, we will not count it toward the usual one transfer per year limit for the Fixed account.
                       . If the accumulated value in the Fixed account is less
                         than the amount to be transferred, we'll transfer the balance and then cancel the program.
                       . If there is accumulated value remaining in the Fixed
                         account at the end of the program, our usual rules for the Fixed account will apply.
                       . We do not currently charge for the first year
                         transfer program or for transfers made under this program.

WITHDRAWALS, SURRENDERS AND LOANS

                       You can take out all or part of your policy's
Making a               accumulated value while your policy is in force by
withdrawal, taking     making withdrawals or surrendering your policy. You can
out a loan or          take out a loan from us using your policy as security.
surrendering your      You can also use your policy's loan and withdrawal
policy can change      features to supplement your income, for example, during
your policy's tax      retirement.
status, generate
taxable income, or
make your policy
more susceptible to
lapsing. Be sure to
plan carefully
before using these
policy benefits.

If you withdraw a
larger amount than
you've paid into
your policy, your
withdrawal may be
considered taxable
income.

For more
information, see
Variable life
insurance and your
taxes.

                      ---------------------------------------------------------
Making withdrawals     You can withdraw part of your policy's net cash
                       surrender value starting on your policy's first
You can choose to      anniversary. Here's how it works:
receive your
withdrawal in a        . You must send us a written request that's signed by
lump sum or use it       all owners.
to buy an income       . Each withdrawal must be at least $500, and the net
benefit. Please see      cash surrender value of your policy after the
the discussion           withdrawal must be at least $500.
about income           . If your policy has an outstanding loan amount, the
benefits in General      maximum withdrawal you can take is the amount, if
information about        any, by which the cash surrender value just before
your policy.             the withdrawal, exceeds the outstanding loan amount
                         divided by 90%.
We will not accept     . We'll charge you $25 for each withdrawal you make.
your request to        . If you do not tell us which investment options to
make a withdrawal        take the withdrawal from, we'll deduct the withdrawal
if it will cause         and the withdrawal charge from all of your investment
your policy to           options in proportion to the accumulated value you
become a modified        have in each option.
endowment contract,    . The accumulated value, cash surrender value and net
unless you've told       cash surrender value of your policy will be reduced
us in writing that       by the amount of each withdrawal.

you want your
policy to become a     . If the survivor dies after you've sent a withdrawal
modified endowment       request to us, but before we've made the withdrawal,
contract.                we'll deduct the amount of the withdrawal from any
                         death benefit proceeds owing.


                       How withdrawals affect your policy's death benefit Making a withdrawal will affect your policy's death benefit in the following ways:

                       . if your policy's death benefit does not equal the
                         guideline minimum death benefit, the death benefit may decrease by the amount of your withdrawal.
                       . if your policy's death benefit equals the guideline
                         minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.

                       How withdrawals affect your policy's face amount
                       If you've chosen death benefit Option B or Option C, making a withdrawal does not reduce your policy's face amount.

                       If you've chosen death benefit Option A or Option D, a withdrawal may reduce your face amount. You can make one withdrawal during each of the first 15 policy years of $10,000 or 10% of your policy's cash surrender value, whichever is less, without reducing your policy's face amount. If you withdraw a larger amount, or make additional withdrawals, the face amount will be reduced by the amount if any, by which the face amount exceeds the death benefit immediately before the withdrawal, minus the amount of the withdrawal.

WITHDRAWALS, SURRENDERS AND LOANS

                      ---------------------------------------------------------
Taking out a loan      You can borrow money from us any time while your policy
                       is in force either by sending us a request in writing,
The amount in the      over the telephone or electronically. You'll find more
loan account, plus     information about requesting a loan by telephone or
any interest you       electronically in Pacific Select Estate Preserver V
owe, is referred to    basics.
throughout this
prospectus as your     When you borrow money from us, we use your policy's
outstanding loan       accumulated value as security. You pay interest on the
amount. Your policy    amount you borrow. The accumulated value set aside to
refers to this         secure your loan also earns interest. Here's how it
amount as policy       works:
debt.
                       . To secure the loan, we transfer an amount equal to
Taking out a loan        the amount you're borrowing from your accumulated
will affect the          value in the investment options to the loan account.
growth of your           We'll transfer this amount from your investment
policy's                 options in proportion to the accumulated value you
accumulated value,       have in each option, unless you tell us otherwise.
and may affect the     . Interest owing on the amount you've borrowed accrues
death benefit.           daily at an annual rate of 3.25%. Interest that has
                         accrued during the policy year is due on your policy anniversary. If you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.
                       . The amount in the loan account earns interest daily
                         at an annual rate of at least 3.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.
                       . We currently intend to credit interest on the amount
                         in the loan account at an annual rate of 3.25% in policy year 6 and thereafter. We can decrease the rate credited if we believe the change is needed to ensure that your policy loan is not treated as a taxable distribution under federal income tax laws, or any applicable ruling, regulation, or court decision. We will not decrease the annual rate to less than 3.0% on the amount in the loan account.

                       How much you can borrow
                       The minimum amount you can borrow is $200, unless there
                       are other restrictions in your state. You can borrow up
An example             to the larger of the following amounts:

For a policy in        . 100% of the accumulated value in the fixed options,
policy year 13           plus 90% of the accumulated value in the variable
with:                    investment options, less any surrender charges that
                         would apply if you surrendered your policy on the day
.. accumulated value      you took out the loan.
  of $100,000          . the result of a x (b / c) - d, where:
.. a most recent
  monthly charge of      a = the accumulated value of your policy less any
  $100                       surrender charges that would have applied if you
.. an outstanding             surrendered your policy on the day you took out
  loan amount of             the loan, and less 12 times the most recent
  $50,000                    monthly charge
                         b = 1.03
The maximum amount       c = 1.0325
you can borrow is        d = any outstanding loan amount.
$48,560.78
(($100,000 -           Paying off your loan
$1,200) X (1.03 /      You can pay off all or part of the loan any time while
1.0325)- $50,000)      your policy is in force. Unless you tell us otherwise,
                       we'll transfer any loan payments you make proportionately to your investment options according to your most recent allocation instructions.

                       While you have an outstanding loan, we'll treat any money you send us as a loan payment unless you tell us otherwise in writing.

                       What happens if you do not pay off your loan
                       If you do not pay off your loan, we'll deduct the
Your outstanding       amount in the loan account, including any interest you
loan amount could      owe, from one of the following:
result in taxable
income if you          . the death benefit proceeds before we pay them to your
surrender your           beneficiary
policy, if your        . the cash surrender value if you surrender your policy
policy lapses, or      . the amount we refund if you exercise your right to
if your policy is a      cancel.
modified endowment
contract. You          Taking out a loan, whether or not you repay it, will
should talk to your    have a permanent effect on the value of your policy.
tax advisor before     For example, while your policy's accumulated value is
taking out a loan      held in the loan account, it will miss out on the
under your policy.     potential earnings available through the variable
For more               investment options. The amount of interest you earn on
information, please    the loan account may be less than the amount of
turn to Taking out     interest you would have earned from the fixed options.
a loan in Variable     These could lower your policy's accumulated value,
life insurance and     which could reduce the amount of the death benefit.
your taxes.
                       When a loan is outstanding, the amount in the loan account is not available to help pay for any policy charges. If, after deducting your outstanding loan amount, there is not enough accumulated value in your policy to cover the policy charges, your policy could lapse. You may need to make additional premium payments or loan repayments to prevent your policy from lapsing.

                      ---------------------------------------------------------
Ways to use your       You can use your policy's loan and withdrawal features
policy's loan and      to supplement your income, for example, during
withdrawal features    retirement.

If you're              Using your policy to supplement your income does not
interested in using    change your rights or our obligations under the policy.
your life insurance    The terms for loans and withdrawals described in this
policy to              prospectus remain the same.
supplement your
retirement income,     Here are some things you should consider when setting
please contact us      up an income stream:
for more
information.           . the rate of return you expect to earn on your
                         investment options
We can provide you     . how long you would like to receive regular income
with illustrations     . the amount of accumulated value you want to maintain
that give you            in your policy.
examples of how
this could affect      Understanding the risks
the accumulated        Setting up an income stream may not be suitable for all
value, net cash        policy owners. It's important to understand the risks
surrender value and    that are involved in using your policy's loan and
death benefit of       withdrawal features.
your policy based
on different           You must always leave enough accumulated value in your
hypothetical gross     policy to help ensure your policy will continue to
rates of return. We    qualify as life insurance and will not lapse. Your
will not use a         policy will lapse if there is not enough accumulated
higher rate than       value, after subtracting any outstanding loan amount,
12%, and will          to cover the monthly charge on the day we make the
always compare it      deduction and the grace period expires. If your policy
with a rate of 0%      lapses, we'll end your life insurance coverage.
based on guaranteed
insurance costs.       There are also charges associated with reinstating a
                       lapsed policy.
The hypothetical
rates of return are    You should consult with your financial adviser and
not illustrative of    carefully consider how much you can withdraw and borrow
past or future         from your policy each year to set up your income
results. Policy        stream.

values and benefits
would be different     Remember that the performance of your investment
if:                    options also affects your policy's accumulated value.
                       Poor performance can increase the danger of your policy
.. the gross annual     lapsing. And as the cost of insurance generally
  rates of return      increases with the ages of the insureds, this can also
  are different        reduce the accumulated value.

  from the
  hypothetical
  rates
.. premiums were not
  paid as
  illustrated
.. loan interest was
  paid when due.

WITHDRAWALS, SURRENDERS AND LOANS

You can also ask       In addition, you should carefully review the policy
for accompanying       statements we send you. Your statements will allow you
charts and graphs      to monitor your policy's accumulated value, less your
that compare           outstanding loan amount, to ensure your policy can
results from           continue to support the income stream you have chosen.
various retirement
strategies.            If your policy lapses, or you surrender your policy
                       after you have taken out a loan, you could face
You can ask your       significant income tax liability in the year of the
registered             lapse or surrender. Any outstanding loan amount will
representative for     automatically be repaid when your policy lapses or you
illustrations          surrender your policy. You could be taxed to the extent
showing how policy     that the net surrender value plus the outstanding loan
charges may affect     amount repaid exceeds the cost basis of your policy.
existing
accumulated value      Interest on a loan is due to us on each policy
and how future         anniversary. If we do not receive the interest when
withdrawals and        due, we'll add it to the outstanding loan amount and
loans may affect       begin accruing interest from the day it was due. This
the accumulated        has a compounding effect and can add to your income tax
value and death        liability.

benefit.
                       If both insureds die, we'll deduct any outstanding loan
Tax issues are         amount from the death benefit. This means the death
described in detail    benefit proceeds will be less than the death benefit
in Variable            and may be less than the face amount.

insurance and your
taxes.

                      ---------------------------------------------------------
Automated income       Our automated income option ("AIO") program allows you
option                 to make scheduled withdrawals or loans. Your policy is
                       eligible after the 7th policy anniversary. To begin the
Withdrawals and        program, you must have a minimum net cash surrender
loans may reduce       value of $50,000, and your policy must not qualify as a
policy values and      modified endowment contract.
benefits. They may
also increase your     You request participation in the AIO program and
risk of lapse. In      specify your AIO preferences by sending us an AIO
order to minimize      request form. If you wish to do so, contact your
the risk of lapse,     registered representative for an AIO request form.
you should not take
additional loans or    There is no fee to participate in the AIO program. The
withdrawals while      $25 fee for withdrawals under the AIO program is
you are in the AIO     currently waived.
program.
                       Here's how the program works:
Distributions under
the AIO program may    . You can set up the income stream from your policy on
result in tax            either a monthly or annual basis. Each scheduled
liability. Please        income payment must be at least $500 if you choose to
consult your tax         receive monthly payments, or $1,000 if you choose
advisor.                 annual payments.

For more               . You may choose to receive either a fixed amount of
information, see         income or an amount based on a fixed duration.
Variable life            Depending upon your objectives, you may wish to
insurance and your       reduce your face amount or change your policy's death
taxes.                   benefit option in order to maximize your income.

                       . You choose the scheduled income payment date. You may
                         elect to have your income payments sent either by check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the business day before any income payment date.

                       . If the scheduled income payment date falls on a
                         weekend or holiday, the actual income payment date will be the business day before the scheduled income payment date.

                       . The withdrawal or loan will be taken from your
                         policy's investment options in proportion to the accumulated value in each option.

Over time, your        Upon our receipt of your AIO request form, we will run
policy's actual        a hypothetical illustration to determine if your
performance, and       request can be fulfilled, or if any adjustments will be
perhaps your use of    necessary. We use the illustration to test your policy
the policy's           for the minimum net cash surrender value requirement.
options, are likely    Your policy must continue to have an illustrated net
to vary from the       cash surrender value at age 100 sufficient to meet the
assumptions used in    minimum accumulated value required to allow for payment
the illustrations.     of policy charges, including policy loan interest.
Changes in your
policy's investment    Illustrations generally will be run at an annual gross
option allocations     earnings rate chosen by you, not to exceed 10%. No
can impact your        earnings rate used is a guarantee or indication of
future values and      actual earnings.
income you receive.
Your policy may        We will complete an AIO agreement form, and send it and
also be more           the illustration to your registered representative for
susceptible to         delivery to you. The AIO agreement form will confirm
lapse.                 your income payment amount, frequency and duration, and
                       will also confirm your policy's cost basis and other
You are responsible    information about your elections under the AIO program.
to monitor your
policy's               Unless you request otherwise, distributions under the
accumulated value      AIO program will be taken first as withdrawals if not
to ensure your         taxable, then they will be taken as loans.
policy is not in
danger of lapsing.     Payments under the AIO program will begin as scheduled
You may need to        once we receive your signed AIO agreement form. We will
make additional        send you a letter confirming the date and amount of the
premium payments or    first income payment.
loan repayments to
prevent your policy    The income payments will usually remain constant during
from lapsing.          each income period, unless there is insufficient net
                       cash surrender value to make a payment. The duration of
You will not           each income period is one year, except that the first
receive a notice to    income period may differ depending on the following:
remind you of your
scheduled premium      . If the AIO program start date is six months or more
payments while you       from your next policy anniversary, the income period
are in the AIO           will end on the next policy anniversary. In this
program.                 case, the first income period will last at least six
                         months, but not more than one year.

                       . If the AIO program start date is less than six months
                         from your next policy anniversary, the income period will extend to the following policy anniversary. In this case, the first income period will last at least one year, but not more than 18 months.

There is no charge     After the first income period, and each year you remain
for illustrations      in the AIO program, we will run an illustration after
we run in              each policy anniversary. This illustration will
connection with the    generally be run at a rate chosen by you, not to exceed
AIO program. They      a gross annual rate of 10%. Your policy must continue
do not count toward    to have an illustrated net cash surrender value at age
your one free          100 sufficient to meet the minimum accumulated value
illustration per       required to allow for payment of policy charges,
year.                  including policy loan interest.

                       We will send you a letter and the illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

                       You may discontinue participation in the AIO program at any time by sending a written notice to us.

WITHDRAWALS, SURRENDERS AND LOANS

                      ---------------------------------------------------------

Surrendering your
policy                 You can surrender or cash in your policy at any time
                       while either insured is still living. Your policy's
You can choose to      cash surrender value is its accumulated value less any
receive your money     surrender charge that applies. The net cash surrender
in a lump sum or       value equals your policy's cash surrender value after
use it to buy an       deducting any outstanding loan amount.

income benefit.
Please see the         Here are some things you need to know about
discussion about       surrendering your policy:
income benefits in
General information    . You must send us your policy and a written request.
about your policy.     . We'll send you the policy's net cash surrender value.
                         If you surrender your policy during the first 10
If you increase          policy years, we'll deduct a surrender charge that
your policy's face       helps cover our costs for underwriting, issuing and
amount, we'll send       distributing our policies. The box on the next page
you a supplemental       describes how we calculate the surrender charge.

schedule of
benefits that shows    . Your policy's surrender charge is based on the
the surrender            initial face amount of your policy and each
charge associated        additional coverage segment. The surrender charge is
with the increase.       calculated on each coverage segment at a rate that is
                         based on the age and risk classification of both insureds on the date each coverage segment is effective, and each $1,000 of coverage segment.

                       . There is no surrender charge on the initial face
                         amount after 10 policy years.
                       . We guarantee the surrender charge rates will not
                         increase. We can reduce or waive the surrender charge on policies sold to our directors or employees, to any of our affiliates or to any trustees or employees or affiliates of the Pacific Select Fund.

                       . If you increase your policy's face amount, each
                         increase has a surrender charge based on the amount of the increase and the age and risk classification of both insureds at the time of the increase, for 10 policy years.

                       . If you decrease the face amount, the decrease will
                         not affect your policy's surrender charge.

                      ---------------------------------------------------------
Estate tax waiver      Subject to state availability, your policy has an
of surrender charge    Estate tax waiver of surrender charge rider.
rider.
                       If there is no federal estate tax in effect for the
Tax legislation        estates of persons dying after December 31, 2010, the
passed in 2001         option date, you may elect to surrender your policy and
provides for           we will waive any surrender charge on the initial face
reductions in          amount of your policy. If you elect this benefit, you
federal estate tax     must notify us in proper form within 60 days after the
rates, and a           option date, and your policy and all attached riders
"repeal" of the        will end. There is no additional charge for the rider
federal estate tax     or to elect the benefit under this rider.
in 2010. However,
the legislation
provides for full
reinstatement of
the federal estate
tax in the year
2011.

                      ---------------------------------------------------------
An example             How we calculate the surrender charge

For a policy:          The surrender charge is assessed against your policy's
                       accumulated value. The surrender charge is based on the
.. that insures a       age and risk class on the policy date of both insureds,
  male non-smoker      and on the initial face amount of your policy.


  and a female non-
  smoker, each of      The surrender charge is designed to help cover our cost
  whom is age 50       of distributing the policies and our administrative
  when the policy      expenses for underwriting and issuing a policy,
  is issued            including the costs of processing applications,
.. has an initial       conducting medical examinations, determining the
  face amount of       insurability and underwriting classes of the insureds,
  $2,000,000.          and establishing policy records.


For death benefit      The amount of the charge does not change during the
Option A, Option C     first policy year. Starting on the first policy
or Option D, the       anniversary, the charge decreases by 0.9259% each month
surrender charge       until it reaches zero at the end of the 10th policy
is:                    year.

.. $21,960 in the       If you increase your policy's face amount, each
  first policy year    increase has a surrender charge based on the amount of
  (($2,000,000 /       the increase.
  1,000) X $10.98)
.. $17,080.14 at the    Please refer to your policy and any supplemental
  end of the third     schedule of benefits for surrender charge.
  policy year
  (($21,960 -         ---------------------------------------------------------
  ($21,960 X           Calculating the surrender charge on a decrease in face
  0.9259% X 24         amount
  months))
                       Here's how we calculate the partial surrender charge on
For death benefit      a decrease in face amount:
Option B, the
surrender charge       . Step 1: we divide the amount of the decrease by your
is:                      policy's face amount immediately before the decrease
                       . Step 2: we multiply the amount we calculated in step
.. $28,540 in the         1 by the total surrender charge that would apply if
  first policy year      you surrendered your policy.
  (($2,000,000 /
  1,000) X $14.27)     We deduct the amount we calculated in step 2 from your
.. $22,197.96 at the    investment options in proportion to the accumulated
  end of the third     value you have in each option.
  policy year
  (($28,540 -          After a face amount decrease, the total surrender
  ($28,540 X           charge for your policy is reduced by the amount
  0.9259% X 24         deducted from the accumulated value at the time of the
  months))             decrease.

The most we will       We currently waive the partial surrender charge on a
assess on any          decrease in face amount.
surrendered
coverage segment is
$55.00 per $1,000
of face amount.

                      ---------------------------------------------------------

Policy restoration
                       You may request to restore a policy you surrender if at least one insured is still living. Here's how it works:

                        . We must receive your request to restore the policy
                          along with the full amount of the surrender proceeds within 30 days from the original date of the surrender. We will not require evidence of insurability.
                        . If we assessed a surrender charge when you
                          surrendered your policy, we will add the value of the charge to the surrender proceeds we receive from you.
                        . The surrender proceeds and any refunded surrender
                          charge will be placed into the Fixed account as of the original date of the surrender. We will calculate and pay interest on this amount from the date of surrender to the date we process your restoration request.
                        . On the date we process your restoration request, we
                          will transfer your accumulated value in the Fixed account to the investment options you choose according to your most recent premium allocation instructions.
                        . If you had an outstanding loan amount when you
                          surrendered your policy, we will reinstate the loan amount that was outstanding the day you surrendered your policy.
                        . Once we have restored the policy, we will send you a
                          written confirmation.

                       We will not restore a policy that has been surrendered for an income benefit.

GENERAL INFORMATION ABOUT YOUR POLICY

                       This section tells you some additional things you should know about your policy.

                      ---------------------------------------------------------
Income benefit         If you surrender or make a withdrawal from your policy,
                       you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

                       The following is one income benefit available under the Pacific Select Estate Preserver V policy:

                       . The income benefit is based on the life of the person
                         receiving the income. If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                       . We'll pay a monthly income for at least 10 years
                         regardless of whether the person receiving the income is still alive.
                       . After 10 years, we'll only pay the monthly income for
                         as long as the person receiving it is still alive.
                       . The minimum monthly income benefit calculated must be
                         at least $100.
                       . For this income benefit, the amount you receive will
                         always be at least as much as the amount guaranteed by your policy.

                      ---------------------------------------------------------

Paying the death
benefit in the         If either insured, whether sane or insane, commits
case of suicide        suicide within two years of the policy date, death
                       benefit proceeds will be the total of all premiums you've paid, less any outstanding loan amount, any withdrawals you've made, and any cash dividends we've paid.


                      ---------------------------------------------------------
Replacement of life    The term replacement has a special meaning in the life
insurance or           insurance industry. Before you make a decision to buy,
annuities              we want you to understand what impact a replacement may
                       have on your existing insurance policy.

                       A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

                       . lapsed, forfeited, surrendered or partially
                         surrendered, assigned to the replacing insurer, or otherwise terminated
                       . converted to reduced paid-up insurance, continued as
                         extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                       . amended to effect either a reduction in benefits or
                         in the term for which coverage would otherwise remain in force or for which benefits would be paid
                       . reissued with any reduction in cash value, or . pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

                       There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

                      ---------------------------------------------------------

Errors on your
application            If the age of either insured is stated incorrectly on
                       your application, we'll adjust the face amount to reflect the correct age. Here's how we'll do it:


                       . Using the monthly cost of insurance rate for the
                         policy year in which we discover the mistake, we'll multiply the face amount by the rate based on the incorrect age. We'll then divide the result by the monthly cost of insurance rate that's based on the correct age.
                       . We'll calculate accumulated value using cost of
                         insurance, rider and benefit charges based on the correct age, for all policy months following the month we discover the mistake.
                       . We will not recalculate accumulated value for the
                         policy months up to and including the month in which we discover the mistake.
                       . We will not recalculate mortality and expense risk
                         charges or surrender charges.

                      ---------------------------------------------------------

Contesting the
validity               We have the right to contest the validity of your
of your policy         policy for two years from the policy date. Once your
                       policy has been in force for two years from the policy date during the lifetime of the insureds, we generally lose the right to contest its validity.


                       We also have the right to contest the validity of a policy that you reinstate for two years from the day that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the lifetime of the insureds, we generally lose the right to contest its validity. During this period, we may contest your policy only if there is a material misrepresentation on your application for reinstatement.


                       Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time. The policy will terminate upon successful contest with respect to either insured.


                      ---------------------------------------------------------
Assigning your         You can assign your policy as collateral to secure a
policy as              loan, mortgage, or other kind of debt. Here's how it
collateral             works:

Assigning a policy     . An assignment does not change the ownership of the
that's a modified        policy.
endowment contract     . After the policy has been assigned, your rights and
may generate             the rights of your beneficiary will be subject to the
taxable income and       assignment. The entire policy, including any income
a 10% penalty tax.       benefit, rider, benefit and endorsement, will also be
                         subject to the assignment.
                       . We're not responsible for the validity of any
                         assignment.
                       . We must receive and record a copy of the original
                         assignment in a form that's acceptable to us before we'll consider it binding.
                       . Unless otherwise provided, the person or organization
                         you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                      ---------------------------------------------------------
Dividends              We do not expect to pay any dividends. If we do pay
                       dividends, we'll pay them annually in cash.

VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax                This discussion about taxes is based on our
consequences of        understanding of the present federal income tax laws as
owning a policy or     they are currently interpreted by the Internal Revenue
receiving proceeds     Service (IRS). It's based on the Internal Revenue Code
from it may vary by    (the tax code) and does not cover any state or local
jurisdiction and       tax laws.
according to the
circumstances of       This is not a complete discussion of all federal income
each owner or          tax questions that may arise under the policy. There
beneficiary.           are special rules that we do not include here that may
                       apply in certain situations.
Speak to a
qualified tax          We do not know whether the current treatment of life
adviser for            insurance policies under current federal income tax or
complete               estate or gift tax laws will continue. We also do not
information about      know whether the current interpretations of the laws by
federal, state and     the IRS or the courts will remain the same. Future
local taxes that       legislation may adversely change the tax treatment of
may apply to you.      life insurance policies, other tax consequences
                       described in this discussion or tax consequences that
Recently passed tax    relate directly or indirectly to life insurance
legislation            policies.
provides, among
other things, for      We do not make any guarantees about the tax status of
reductions in          your policy, and you should not consider the discussion
federal estate tax     that follows to be tax advice.
rates, increases in
the exemption
amount, and a
"repeal" of the
federal estate tax
in 2010. However,
the legislation
provides for full
reinstatement of
the federal estate
tax in the year
2011. If you are
considering the
purchase of the
policy to help pay
federal estate
taxes at death,
consult with your
tax advisor.
                      ---------------------------------------------------------
Tax treatment of       Definition of life insurance
life insurance         We believe that the policy qualifies as life insurance.
policies               That means it will receive the same tax advantages as a
                       conventional fixed life insurance policy. The two main
In order to qualify    tax advantages are:
as a life insurance
contract for           . In general, your policy's beneficiary will not be
federal income tax       subject to federal income tax when he or she receives
purposes, the            the death benefit proceeds. This is true regardless
policy must meet         of whether the beneficiary is an individual,
the statutory            corporation, or other entity.
definition of life     . You'll generally not be taxed on your policy's
insurance.               accumulated value unless you receive a cash
                         distribution by making a withdrawal, surrendering
Death benefits may       your policy, or in some instances, taking a loan from
be excluded from         your policy.
income under
Section 101(a) of      The tax laws defining life insurance, however, do not
the tax code.          cover all policy features. Your policy may have
                       features that could prevent it from qualifying as life
We believe that        insurance. For example, the tax laws have yet to
last survivor          address many issues concerning the treatment of
policies meet the      substandard risk policies, policies with term insurance
statutory              on the people insured by the policy or certain tax
definition of life     requirements relating to joint survivorship life
insurance under        insurance policies. We can make changes to your policy
Section 7702 of the    if we believe the changes are needed to ensure that
tax code. However,     your policy continues to qualify as a life insurance
the area of tax law    contract.
relating to the
definition of life     The tax code and tax regulations impose limitations on
insurance does not     unreasonable mortality and expense charges for purposes
explicitly address     of determining whether a policy qualifies as life
all relevant issues    insurance for federal tax purposes. For life insurance
relating to last       policies entered into on or after October 21, 1988,
survivor life          these calculations must be based upon reasonable
insurance policies.    mortality charges and other charges reasonably expected
We reserve the         to be actually paid.
right to make
changes to the
policy if we deem
the changes
appropriate to
continue to qualify
your policy as a
life insurance
contract. If a
policy were
determined not to
qualify as life
insurance, the
policy would not
provide the tax
advantages normally
provided by life
insurance. This
includes excluding
the death benefit
from the gross
income of the
beneficiary.

                       While the Treasury Department has issued proposed regulations about reasonable standards for mortality charges, the standards that apply to joint survivor life insurance policies are not entirely clear. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.

Section 817(h) of      Diversification rules and ownership of the separate
the tax code           account

describes the
diversification        Your policy will not qualify for the tax benefit of a
rules.                 life insurance contract unless, among other
                       requirements, the separate account follows certain
For more               rules requiring diversification of investments
information about      underlying the policy. In addition, the IRS requires
diversification        that the policyholder does not have control over the
rules, please see      underlying assets.
Managing Pacific
Select Fund in the     The Treasury Department has announced that the
attached Pacific       diversification rules "do not provide guidance
Select Fund            concerning the circumstances in which it will treat an
prospectus.            investor, rather than the insurance company, as the

                       owner of the assets in a separate account." The IRS treats a variable policy owner as the owner of separate account assets if he or she has the ability to exercise investment control over them. Owners of the assets are taxed on any income or gains the assets generate. Although the Treasury Department announced several years ago that it would provide further guidance on the issue, it had not done so when we wrote this prospectus.

                       The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                       We do not know what will be in future Treasury Department regulations or other guidance. We cannot guarantee that the fund's portfolios will be able to operate as currently described in the prospectus, or that the fund will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.

Policy exchanges       Policy exchanges
fall under Section     If you exchange your policy for another one that
1035(a) of the tax     insures the same people, it generally will be treated
code.                  as a tax-free exchange and, if so, will not result in
                       the recognition of gain or loss. If any of the people insured by the policy are changed, the exchange will be treated as a taxable exchange.

                       Change of ownership
                       You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.

There are special      Corporate owners
rules for              There are special tax issues for corporate owners:
corporate-owned
policies. You          . using your policy to fund deferred compensation
should consult your      arrangements for employees has special tax
tax adviser.             consequences
                       . corporate ownership of a policy may affect your
Section 59A of the       liability under to the alternative minimum tax and
tax code deals with      the environmental tax.
the environmental
tax.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                      ---------------------------------------------------------
Conventional life      The tax treatment of your policy will depend upon
insurance policies     whether it is a type of contract known as a modified
                       endowment contract. We describe modified endowment
Under Section 7702A    contracts later in this section. If your policy is not
of the tax code,       a modified endowment contract, it will be treated as a
policies that are      conventional life insurance policy and will have the
not classified as      following tax treatment:
modified endowment
contracts are taxed    Surrendering your policy
as conventional        When you surrender, or cash in, your policy, you'll
life insurance         generally be taxed on the difference, if any, between
policies.              the cash surrender value and the cost basis in your
                       policy.
The cost basis in
your policy is         Making a withdrawal
generally the          If you make a withdrawal after your policy has been in
premiums you've        force for 15 years, you'll only be taxed on the amount
paid plus any          you withdraw that exceeds the cost basis in the policy.
taxable
distributions less     Special rules apply if you make a withdrawal within the
any withdrawals or     first 15 policy years and it's accompanied by a
premiums previously    reduction in benefits. In this case, there is a special
recovered that were    formula under which you may be taxed on all or a
not taxable.           portion of the withdrawal amount.

                       Taking out a loan
                       If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered or lapses and you have not repaid your outstanding loan amount. The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                       Loans and corporate-owned policies

                       If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20% owners, officers, directors or employees of the entity. For more information about this exception, you should consult your tax adviser.


                      ---------------------------------------------------------
Modified endowment     A modified endowment contract is a special type of life
contracts              insurance policy. If your policy is a modified
                       endowment contract, it will have the tax treatment
Section 7702A of       described below. Any distributions you receive during
the tax code           the life of the policy are treated differently than
defines a class of     under conventional life insurance policies.
life insurance         Withdrawals, loans, pledges, assignments and
policies known as      surrendering your policy are all considered
modified endowment     distributions and may be subject to tax on an income-
contracts. Like        first basis and a 10% penalty.
other life
insurance policies,    When a policy becomes a modified endowment contract
the death benefit      A life insurance policy becomes a modified endowment
proceeds paid to       contract if, at any time during the first seven policy
your beneficiary       years, the sum of actual premiums paid exceeds the
generally are not      seven-pay limit. The seven-pay limit is the cumulative
subject to federal     total of the level annual premiums (or seven-pay
income tax and your    premiums) required to pay for the policy's future death
policy's               and endowment benefits.
accumulated value
grows on a tax-        For example, if the seven-pay premiums were $1,000 a
deferred basis         year, the maximum premiums you could pay during the
until you receive a    first seven years to avoid modified endowment treatment
cash distribution.     would be $1,000 in the first year, $2,000 through the
                       first two years and $3,000 through the first three
If there is a          years, etc. Under this test, a Pacific Select Estate
material change to     Preserver V policy may or may not be a modified
your policy, like a    endowment contract, depending on the amount of premiums
change in the death    paid during the policy's first seven contract years or
benefit, we may        after a material change has been made to the policy.
have to retest your
policy and restart
the seven-pay
premium period to
determine whether
the change has
caused the policy
to become a
modified endowment
contract.

                       Surrendering your policy
                       If you surrender your policy, you're taxed on the amount by which the cash surrender value exceeds the cost basis in the policy.

                       Making a withdrawal or taking out a loan

                       If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. You should consult your tax adviser.


                       All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                       10% penalty tax
                       If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount.

                       A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

                       . you're at least 59 1/2 years old
                       . you're receiving an amount because you've become
                         disabled
                       . you're receiving an amount that's part of a series of
                         substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                       Distributions before a policy becomes a modified endowment contract
                       If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.

                      ---------------------------------------------------------
Policy riders          Accelerated living benefits rider
                       Amounts received under this rider should be generally
Please see the         excluded from taxable income under Section 101(g) of
discussion of          the tax code.
optional riders in
The death benefit.     Benefits under the rider will be taxed, however, if
                       they are paid to someone other than a person insured by
Please consult with    the policy, and either person insured by the policy:
your tax adviser if
you want to            . is a director, officer or employee of the person
exercise your            receiving the benefit, or
rights under either    . has a financial interest in a business of the person
of these riders.         receiving the benefit.

                       In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet technical aspects of the definition of "life insurance contract" under the tax code. We may reserve the right (but are not obligated) to modify the rider to conform under tax code requirements.

                       Policy split option rider
                       This rider allows a policy to be split into two individual policies. If the split is not treated as a nontaxable exchange, it could result in the recognition of taxable income up to any gain or income in the policy at the time of the split.

ABOUT PACIFIC LIFE

                       Pacific Life Insurance Company is a life insurance company based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, pension and institutional products, group employee benefits, broker-dealer operations, and investment and advisory services. At the end of 2001, we had $124.8 billion of individual life insurance in force and total admitted assets of approximately $52.0 billion. We are ranked the 15th largest life insurance carrier in the U.S. in terms of 2001 admitted assets.


                       The Pacific Life family of companies has total assets and funds under management of $357 billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except
                       New York. Our principal office is at 700 Newport Center Drive, Newport Beach, California 92660.


                      ---------------------------------------------------------
How we're organized    Pacific Life was established on January 2, 1868 under
                       the name, Pacific Mutual Life Insurance Company of
                       California. It was reincorporated as Pacific Mutual
                       Life Insurance Company on July 22, 1936. On September
                       1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company.
                       Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

                       Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

                      ---------------------------------------------------------
How policies are       Pacific Select Distributors, Inc. (PSD), our
distributed            subsidiary, is the distributor of our policies. PSD is
                       located at 700 Newport Center Drive, Newport Beach,
                       California 92660.

                       PSD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers (NASD). We pay PSD for its services as our distributor.

                       The policies are sold by registered representatives of broker-dealers who have signed agreements with us and PSD. Registered representatives must be licensed to sell variable life insurance under the state insurance and securities regulations that apply. Broker-dealers must be registered with the SEC.

                       How we pay broker-dealers
                       We pay broker-dealers commission for promoting, marketing and selling our policies. Broker-dealers pay a portion of the commission to their registered representatives, under their own arrangements.

                       Commissions are based on "target" premiums we determine. The commission we pay will vary with the agreement, but the most common schedule of commissions we pay is:

                       . 90% of premiums paid up to the first target premium . 4% of the premiums paid under targets 2-10
                       . 2% of premiums paid in excess of the 10th target
                         premium.

                       Under certain circumstances and in exchange for lower initial commissions, we may pay certain broker-dealers an annual renewal commission of up to 0.40% of a policy's accumulated value less any outstanding loan amount. We calculate the renewal amount monthly and it becomes payable on each policy anniversary.

                       We may also pay override payments, expense and marketing allowances, bonuses, wholesaler fees and training allowances.

                       Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips, expense-paid educational seminars, and merchandise.


                      ---------------------------------------------------------
How our accounts       We own the assets in our general account and our
work                   separate account. We allocate your net premiums to
                       these accounts according to the investment options you've chosen.

                       General account
We can provide you     Our general account includes all of our assets, except
with reports of our    for those held in our separate accounts. We guarantee
ratings as an          you an interest rate for up to one year on any amount
insurance company      allocated to the fixed options. The rate is reset
and our ability to     annually. The fixed options are part of our general
pay claims with        account, which we may invest as we wish, according to
respect to our         any laws that apply. We'll credit the guaranteed rate
general account        even if the investments we make earn less. Our ability
assets.                to pay these guarantees is backed by our strength as a
                       company.

                       The fixed options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the fixed options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the fixed options.

                       Separate account

                    Amounts allocated to the variable investment options
You'll find the        are held in our separate account. The assets in this
audited financial      account are kept separate from the assets in our
statements for the     general account and our other separate accounts, and
Pacific Select Exec    are protected from our general creditors.
separate account
later in this          The separate account was established on May 12, 1988
prospectus.            under California law under the authority of our Board

                       of Directors. It's registered with the SEC as a type of

                    investment company called a unit investment trust. The
This prospectus        SEC does not oversee the administration or investment
also includes the      practices or policies of the account.
audited
consolidated           The separate account is divided into variable accounts.
financial              Each variable account invests in shares of a designated
statements for         portfolio of the Pacific Select Fund. We may add
Pacific Life, which    variable accounts that invest in other portfolios of
we include to show     the fund or in other securities.
our strength as a
company and our
ability to meet our
obligations under
the policies.

ABOUT PACIFIC LIFE

                       We're the legal owner of the assets in the separate
                       account, and pay its operating expenses. The separate
The separate           account is operated only for our variable life
account is not the     insurance policies. We must keep enough money in the
only investor in       account to pay anticipated obligations under the
the Pacific Select     insurance policies funded by the account, but we can
Fund. Investment in    transfer any amount that's more than these anticipated
the fund by other      obligations to our general account. Some of the money
separate accounts      in the separate account may include charges we collect
for variable           from the account and any investment results on those
annuity contracts      charges.
and variable life
insurance contracts    We cannot charge the assets in the separate account
could cause            attributable to our reserves and other liabilities
conflicts. For more    under the policies funded by the account with any
information, please    liabilities from our other business.
see the Statement
of Additional          Similarly, the income, gains or losses, realized or
Information for the    unrealized, of the assets of any variable account
Pacific Select         belong to that variable account and are credited to or
Fund.                  charged against the assets held in that variable
                       account without regard to our other income, gains or losses.

                       Making changes to the separate account
                       We can add, change or remove any securities that the separate account or any variable account holds or buys, as long as we comply with the laws that apply.

                       We can substitute shares of one Pacific Select Fund portfolio with shares of another portfolio or fund if:

                       . any portfolio is no longer available for investment
                       . our management believes that a portfolio is no longer
                         appropriate in view of the purposes of the policy.

                       We'll give you any required notice or receive any required approval from policy owners or the SEC before we substitute any shares. We'll comply with the filing or other procedures established by insurance regulators as required by law.

                       We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate accounts or they may invest in a new portfolio of the fund, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

                       We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to existing policy owners.

                       We can also eliminate any of our variable accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                       If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

                       If we believe it's in the best interests of people holding voting rights under the policies and we meet any required regulatory approvals we can do the following:

                       . operate the separate account as a management
                         investment company, unit investment trust, or any other form permitted under securities or other laws
                       . register or deregister the separate account under
                         securities law

                       . combine the separate account with one of our other
                         separate accounts or our affiliates' separate accounts
                       . combine one or more variable accounts
                       . create a committee, board or other group to manage
                         the separate account
                       . change the classification of any variable account.

                       Taxes we pay
                       We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the policy. If these taxes increase significantly, we may deduct them from the separate account.

                       We may charge the separate account for any federal, state and local taxes that apply to the separate account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

                      ---------------------------------------------------------
Voting rights          We're the legal owner of the shares of the Pacific
                       Select Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the fund. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                       Your voting interest is calculated as of a day set by the Board of Trustees of the fund called the record date. Your voting interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                       We'll send you documents from the fund called proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we've received timely instructions.

                       We'll vote shares of any portfolio we hold in our general account in the same proportion as the total votes for all of our separate accounts, including this separate account. We'll vote shares of any portfolio held by our non-insurance affiliates in the same proportion as the total votes for all separate accounts of ours and our insurance affiliates.

                       If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                       When required by state insurance regulatory authorities, we may disregard voting instructions that:

                       . would change a portfolio's investment objective or
                         subclassification
                       . would approve or disapprove an investment advisory
                         contract.

                       We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment policy, investment adviser or portfolio manager if:

                       . our disapproval is reasonable

ABOUT PACIFIC LIFE

                       . we determine in good faith that the change would be
                         against state law or otherwise be inappropriate, considering the portfolio's objectives and purpose, and considering what effect the change would have on us.

                       If we disregard any voting instructions, we'll include a summary of the action we took and our reasons for it in the next report to policy owners.

                      ---------------------------------------------------------
Illustrations          We will provide you with illustrations based on
                       different sets of assumptions upon your request. You
If you ask us,         can request such illustrations at any time.
we'll provide you      Illustrations may help you understand how your policy
with different         values would vary over time based on different
kinds of               assumptions. We have filed examples of such an
illustrations.         illustration as an exhibit to the registration
                       statement that relates to the policy on file with the

                    SEC.
.. Illustrations
  based on
  information you
  give us about the
  age of the people
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

.. Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  portfolio of the
  Fund in which the
  variable account
  invests.

.. Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

                      ---------------------------------------------------------
State regulation       We're subject to the laws of the state of California
                       governing insurance companies and to regulations issued by the Commissioner of Insurance of California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                       An annual statement in a prescribed form must be filed with the Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

                      ---------------------------------------------------------
Legal proceedings      The separate account is not involved in any legal
and legal matters      proceedings that would have a material effect on policy
                       owners.

                       Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert.

                      ---------------------------------------------------------
Registration           We've filed a registration statement with the SEC for
statement              Pacific Select Estate Preserver V, under the Securities
                       Act of 1933. The SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it from the SEC's office in Washington, D.C. They may charge you a fee.

                      ---------------------------------------------------------
Management             The following is a list of our directors and certain
                       officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                       The business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.


  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and former President of Pacific Select Fund; Trustee and Chairman of
                       Pacific Funds, June 2001 to present; Director, Chairman of the Board and Chief
                       Executive Officer of Pacific Life & Annuity Company; former Management Board Member of PIMCO Advisors L.P.; former Equity Board Member of PIMCO Advisors L.P.; former
                       Director of Pacific Corinthian Life Insurance Company; Director of: Newhall Land &
                       Farming; The Irvine Company; Edison International; and similar positions with other affiliated companies of Pacific Life.

  Glenn S. Schafer     Director and President of Pacific Life; Director and President of Pacific LifeCorp,
  Director and         August 1997 to present; Director and President of Pacific Mutual Holding Company,
  President            August 1997 to present; President (since February 1999) and former Trustee of
                       Pacific Select Fund; Trustee and President of Pacific Funds, June 2001 to present;
                       former Management Board Member of PIMCO Advisors L.P.; former Equity Board Member of
                       PIMCO Advisors L.P.; former Director of Pacific Corinthian Life Insurance Company;
                       Director and President (since August 2001) of Pacific Life & Annuity Company; and
                       similar positions with other affiliated companies of Pacific Life.

  Khanh T. Tran        Director (since August 1997), Executive Vice President (since April 2001) and Chief
  Director, Executive  Financial Officer of Pacific Life; Senior Vice President of Pacific Life, June 1996
  Vice President and   to April 2001; Executive Vice President (since April 2001) and Chief Financial
  Chief Financial      Officer of Pacific LifeCorp, August 1997 to present; Senior Vice President of
  Officer              Pacific LifeCorp, August 1997 to April 2001; Executive Vice President (since April
                       2001) and Chief Financial Officer of Pacific Mutual Holding Company, August 1997 to
                       present; Senior Vice President of Pacific Mutual Holding Company, August 1997 to
                       April 2001; Director (since August 2001), Executive Vice President (since April
                       2001) and Chief Financial Officer of Pacific Life & Annuity Company, February 1999
                       to present; Senior Vice President of Pacific Life & Annuity Company, February 1999
                       to April 2001; Executive Vice President and Chief Financial Officer to other affiliated companies of Pacific Life; Director of Prandium, Inc.

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present; Director, Senior Vice President (since July 1998)
                       and General Counsel (since July 1998) of Pacific Life & Annuity Company; Director of
                       Association of California Life and Health Insurance Companies; and President-Elect
                       and former Director of Association of Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; Secretary of Pacific Funds, June 2001
                       to present; similar positions with other affiliated companies of Pacific Life.

  James T. Morris      Executive Vice President of Pacific Life, January 2002 to present; Senior Vice
  Executive Vice       President of Pacific Life, April 1996 to January 2002; Executive Vice President of
  President            Pacific Life & Annuity Company, January 2002 to present; Senior Vice President of
                       Pacific Life & Annuity Company, August 1999 to January 2002.

  Edward R. Byrd       Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and   Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller           Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens     Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and   Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer            December 1998; Vice President and Treasurer of Pacific LifeCorp, June 1999 to
                       present; Vice President and Treasurer of Pacific Mutual Holding Company, June 1999
                       to present; Vice President and Treasurer of Pacific Select Fund; Vice President and
                       Treasurer of other affiliated companies of Pacific Life.

ABOUT PACIFIC LIFE



                      ---------------------------------------------------------
Financial              The next several pages contain the statement of assets
statements             and liabilities of the Pacific Select Exec Separate
                       Account as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended and the statements of changes in net assets for each of the two years in the period then ended.


                       These are followed by the consolidated statements of financial condition for Pacific Life as of December 31, 2001 and 2000 and the consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended
                       December 31, 2001, which are included in this prospectus so you can assess our ability to meet our obligations under the policies.


                      ---------------------------------------------------------
Experts The consolidated statements of financial condition of Pacific Life as of December 31, 2001 and 2000 and the consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001, as well as the statement of assets and liabilities of Pacific Select Exec Separate Account as of December 31, 2001, the related statement of operations and financial highlights for the year then ended and statements of changes in net assets for each of the two years in the period then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT
The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (the "Separate Account") (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account IV) as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001), and the statement of changes in net assets for each of the two years in the period then ended (as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts, for the year ended December 31, 2001 and for each of the periods from commencement of operations through December 31, 2000, and as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001). These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of December 31, 2001. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2001 and the results of their operations, financial highlights, and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 8, 2002

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(In thousands)

                           Blue   Aggressive Emerging Diversified Small-Cap International   I-Net    Financial  Health
                           Chip     Growth   Markets   Research    Equity     Large-Cap   Tollkeeper Services  Sciences
                         Variable  Variable  Variable  Variable   Variable    Variable     Variable  Variable  Variable
                         Account   Account   Account    Account    Account     Account     Account    Account  Account
                         ----------------------------------------------------------------------------------------------
ASSETS

Investments:
 Blue Chip Portfolio.... $21,810
 Aggressive Growth
 Portfolio..............            $5,514
 Emerging Markets
 Portfolio..............                     $20,822
 Diversified Research
 Portfolio..............                                $21,942
 Small-Cap Equity
 Portfolio..............                                          $234,944
 International Large-Cap
 Portfolio..............                                                       $32,280
 I-Net Tollkeeper
 Portfolio..............                                                                    $4,057
 Financial Services
 Portfolio..............                                                                              $2,685
 Health Sciences
 Portfolio..............                                                                                        $5,978

Receivables:
 Due from Pacific Life
 Insurance Company......                12                   19                     60          11         2        27
 Fund shares redeemed...                          61                   124
                          --------------------------------------------------------------------------------------------
Total Assets............  21,810     5,526    20,883     21,961    235,068      32,340       4,068     2,687     6,005
                          --------------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......       5                  61                   124
 Fund shares purchased..       6        12                   19                     76          11         2        27
                         ---------------------------------------------------------------------------------------------
Total Liabilities.......      11        12        61         19        124          76          11         2        27
                         ---------------------------------------------------------------------------------------------
NET ASSETS.............. $21,799    $5,514   $20,822    $21,942   $234,944     $32,264      $4,057    $2,685    $5,978
                         =============================================================================================
Shares Owned in each
Portfolio...............   2,680       687     3,391      2,058     13,500       5,077         905       290       648
                         =============================================================================================
Cost of Investments..... $23,865    $5,961   $19,146    $21,915   $277,137     $32,667      $5,438    $2,691    $5,869
                         =============================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

                                     Telecom-    Multi-   Equity  Strategic  Growth  Focused  Mid-Cap  International
                         Technology munications Strategy  Income    Value      LT       30     Value       Value
                          Variable   Variable   Variable Variable Variable  Variable Variable Variable   Variable
                          Account     Account   Account  Account   Account  Account  Account  Account     Account
                         -------------------------------------------------------------------------------------------
ASSETS

Investments:
 Technology Portfolio...   $3,903
 Telecommunications
 Portfolio..............               $765
 Multi-Strategy
 Portfolio..............                        $156,631
 Equity Income
 Portfolio..............                                 $195,359
 Strategic Value
 Portfolio..............                                           $3,292
 Growth LT Portfolio....                                                    $346,026
 Focused 30 Portfolio...                                                              $1,890
 Mid-Cap Value
 Portfolio..............                                                                      $72,026
 International Value
 Portfolio..............                                                                                 $170,228

Receivables:
 Due from Pacific Life
 Insurance Company......                  5                            21         92       9       95         185
 Fund shares redeemed...        1                  5,485       15
                            ----------------------------------------------------------------------------------------
Total Assets............    3,904       770      162,116  195,374   3,313    346,118   1,899   72,121     170,413
                            ----------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......        1                  5,485       15
 Fund shares purchased..                  5                            21         96       9      103         184
                           -----------------------------------------------------------------------------------------
Total Liabilities.......        1         5        5,485       15      21         96       9      103         184
                           -----------------------------------------------------------------------------------------
NET ASSETS..............   $3,903      $765     $156,631 $195,359  $3,292   $346,022  $1,890  $72,018    $170,229
                           =========================================================================================
Shares Owned in each
Portfolio...............      661       144       10,572    9,312     375     18,615     266    5,085      14,115
                           =========================================================================================
Cost of Investments.....   $3,903      $732     $164,496 $228,996  $3,424   $581,272  $2,041  $67,814    $217,163
                           =========================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

                            Capital    Mid-Cap   Global   Equity  Small-Cap                      Managed   Money
                         Opportunities  Growth   Growth   Index     Index     REIT   Inflation     Bond    Market
                           Variable    Variable Variable Variable Variable  Variable   Managed   Variable Variable
                            Account    Account  Account  Account   Account  Account  Account (1) Account  Account
                         -----------------------------------------------------------------------------------------
ASSETS

Investments:
 Capital Opportunities
 Portfolio..............    $8,503
 Mid-Cap Growth
 Portfolio..............                $5,948
 Global Growth
 Portfolio..............                          $967
 Equity Index
 Portfolio..............                                 $426,520
 Small-Cap Index
 Portfolio..............                                           $35,837
 REIT Portfolio.........                                                    $21,181
 Inflation Managed
 Portfolio (1)..........                                                              $42,398
 Managed Bond
 Portfolio..............                                                                         $206,821
 Money Market
 Portfolio..............                                                                                  $227,673

Receivables:
 Due from Pacific Life
 Insurance Company......         7          22       4         83       92                 28         404      370
 Fund shares redeemed...                                                          5
                         -----------------------------------------------------------------------------------------
Total Assets............     8,510       5,970     971    426,603   35,929   21,186    42,426     207,225  228,043
                         -----------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......                                                          5
 Fund shares purchased..         7          22       4         82       92                 31         399      369
                         -----------------------------------------------------------------------------------------
Total Liabilities.......         7          22       4         82       92        5        31         399      369
                         -----------------------------------------------------------------------------------------
NET ASSETS..............    $8,503      $5,948    $967   $426,521  $35,837  $21,181   $42,395    $206,826 $227,674
                         =========================================================================================
Shares Owned in each
Portfolio...............     1,008         733     114     14,437    3,477    1,655     3,951      18,753   22,566
                         =========================================================================================
Cost of Investments.....    $9,277      $5,613    $999   $451,571  $37,509  $20,046   $41,690    $202,723 $227,888
                         =========================================================================================

(1) Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

                         High Yield          Aggressive Large-Cap
                            Bond     Equity    Equity     Value   Variable Variable Variable Variable
                          Variable  Variable  Variable  Variable  Account  Account  Account  Account
                          Account   Account   Account    Account     I        II      III       IV
                         ----------------------------------------------------------------------------
ASSETS

Investments:
 High Yield Bond
 Portfolio..............  $54,146
 Equity Portfolio.......            $53,102
 Aggressive Equity
 Portfolio..............                      $30,701
 Large-Cap Value
 Portfolio..............                                 $74,923
 Brandes International
 Equity Portfolio.......                                          $24,187
 Turner Core Growth
 Portfolio..............                                                   $11,356
 Frontier Capital
 Appreciation
 Portfolio..............                                                            $19,940
 Clifton Enhanced U.S.
 Equity Portfolio.......                                                                     $11,335

Receivables:
 Due from Pacific Life
 Insurance Company......                 36        12        274       18
 Fund shares redeemed...        4                                                        27        7
                         ----------------------------------------------------------------------------
Total Assets............   54,150    53,138    30,713     75,197   24,205   11,356   19,967   11,342
                         ----------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......        3                                                        27        7
 Fund shares purchased..                 36        12        282       18
                         ----------------------------------------------------------------------------
Total Liabilities.......        3        36        12        282       18                27        7
                         ----------------------------------------------------------------------------
NET ASSETS..............  $54,147   $53,102   $30,701    $74,915  $24,187  $11,356  $19,940  $11,335
                         ============================================================================
Shares Owned in each
Portfolio...............    7,663     2,764     3,347      6,385    1,955      847    1,178      836
                         ============================================================================
Cost of Investments.....  $59,851   $79,382   $40,788    $78,896  $28,329  $15,716  $19,287  $13,779
                         ============================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                      Blue     Aggressive  Emerging  Diversified Small-Cap International   I-Net     Financial    Health
                      Chip       Growth    Markets    Research    Equity     Large-Cap   Tollkeeper  Services    Sciences
                    Variable    Variable   Variable   Variable   Variable    Variable     Variable   Variable    Variable
                   Account (1) Account (1) Account     Account    Account     Account     Account   Account (1) Account (1)
                   --------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends.......        $14                   $31       $26      $37,839        $218                    $7
                   --------------------------------------------------------------------------------------------------------
Net Investment
Income...........         14                    31        26       37,839         218                     7
                   --------------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS

 Net realized
 gain (loss) from
 security
 transactions....        (70)     ($133)   (10,792)     (133)     (68,486)     (6,365)    ($2,791)      (36)        $44
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (2,054)      (447)     9,305        14       24,790       1,397         856        (7)        109
                   --------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments.....     (2,124)      (580)    (1,487)     (119)     (43,696)     (4,968)     (1,935)      (43)        153
                   --------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS..    ($2,110)     ($580)   ($1,456)     ($93)     ($5,857)    ($4,750)    ($1,935)     ($36)       $153
                   ========================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                                      Telecom-    Multi-    Equity   Strategic            Focused  Mid-Cap  International
                         Technology  munications Strategy   Income     Value   Growth LT     30     Value       Value
                          Variable    Variable   Variable  Variable  Variable  Variable   Variable Variable   Variable
                         Account (1) Account (1) Account   Account    Account   Account   Account  Account     Account
                        -------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends.............                    $1     $4,250     $3,839      $11     $67,117      $1    $1,610      $4,872
                        -------------------------------------------------------------------------------------------------

Net Investment Income..                     1      4,250      3,839       11      67,117       1     1,610       4,872
                        -------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS

 Net realized gain
 (loss) from security
 transactions..........    ($1,025)      (232)     2,814      5,623     (168)     12,936    (222)    1,646     (11,754)

 Net unrealized
 appreciation
 (depreciation)
 on investments........                    33     (8,595)   (29,183)    (121)   (227,892)     (1)    2,200     (38,846)
                        -------------------------------------------------------------------------------------------------

Net Realized and
Unrealized Gain (Loss)
on Investments.........     (1,025)      (199)    (5,781)   (23,560)    (289)   (214,956)   (223)    3,846     (50,600)
                        -------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS........    ($1,025)     ($198)   ($1,531)  ($19,721)   ($278)  ($147,839)  ($222)   $5,456    ($45,728)
                        =================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                            Capital     Mid-Cap      Global     Equity   Small-Cap          Inflation   Managed   Money
                         Opportunities   Growth      Growth     Index      Index     REIT    Managed      Bond    Market
                           Variable     Variable    Variable   Variable  Variable  Variable  Variable   Variable Variable
                          Account (1)  Account (1) Account (1) Account    Account  Account  Account (2) Account  Account
                        -------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends.............        $10                               $6,210   $1,861      $703    $1,359     $9,748   $8,530
                        -------------------------------------------------------------------------------------------------
Net Investment Income..         10                                6,210    1,861       703     1,359      9,748    8,530
                        -------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS

 Net realized gain
 (loss) from security
 transactions..........       (228)      ($745)       ($15)      16,104     (693)      601       (29)       177     (153)
 Net unrealized
 appreciation
 (depreciation)
 on investments........       (774)        335         (33)     (79,415)    (408)      105        82      3,287      208
                        -------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments.........     (1,002)       (410)        (48)     (63,311)  (1,101)      706        53      3,464       55
                        -------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS........      ($992)      ($410)       ($48)    ($57,101)    $760    $1,409    $1,412    $13,212   $8,585
                        =================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                         High Yield           Aggressive Large-Cap
                            Bond     Equity     Equity     Value   Variable  Variable  Variable Variable
                          Variable  Variable   Variable  Variable  Account   Account   Account  Account
                          Account   Account    Account    Account     I         II       III       IV
                         --------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends..............   $4,974     $3,830               $1,836   $1,220       $13      $139     $495
                         --------------------------------------------------------------------------------
Net Investment Income...    4,974      3,830                1,836    1,220        13       139      495
                         --------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS

 Net realized gain
 (loss) from security
 transactions...........   (3,013)   (11,055)  ($3,000)       115      297    (2,816)   (4,760)    (536)
 Net unrealized
 appreciation
 (depreciation)
 on investments.........   (1,328)    (8,440)   (3,044)    (4,813)  (4,705)     (708)    4,675   (1,060)
                         --------------------------------------------------------------------------------
Net Realized and
Unrealized Loss
on Investments..........   (4,341)   (19,495)   (6,044)    (4,698)  (4,408)   (3,524)      (85)  (1,596)
                         --------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........     $633   ($15,665)  ($6,044)   ($2,862) ($3,188)  ($3,511)      $54  ($1,101)
                         ================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                      Blue     Aggressive  Emerging  Diversified Small-Cap  International   I-Net     Financial    Health
                      Chip       Growth    Markets    Research    Equity      Large-Cap   Tollkeeper  Services    Sciences
                    Variable    Variable   Variable   Variable   Variable     Variable     Variable   Variable    Variable
                   Account (1) Account (1) Account     Account    Account      Account     Account   Account (1) Account (1)
                  ----------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS

 Net investment
 income..........        $14                   $31         $26    $37,839         $218                     $7
 Net realized
 gain (loss) from
 security
 transactions....        (70)     ($133)   (10,792)       (133)   (68,486)      (6,365)    ($2,791)       (36)        $44
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (2,054)      (447)     9,305          14     24,790        1,397         856         (7)        109
                  ----------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..     (2,110)      (580)    (1,456)        (93)    (5,857)      (4,750)     (1,935)       (36)        153
                  ----------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS

 Transfer of net
 premiums........      3,469        989      5,004       2,750     31,448        7,829       1,347        396         703
 Transfers
 between variable
 accounts, net...     22,184      5,556       (965)     15,217     (3,988)      14,059         (81)     2,497       5,413
 Transfers--
 policy charges
 and deductions..     (1,261)      (324)    (1,786)       (764)   (16,016)      (2,550)       (582)      (133)       (241)
 Transfers--
 surrenders......       (143)       (19)      (785)       (588)    (8,737)      (1,344)        (85)       (18)        (23)
 Transfers--
 other...........       (340)      (108)      (327)       (519)    (1,904)      (1,296)        (27)       (21)        (27)
                  ----------------------------------------------------------------------------------------------------------
Net Increase in
Net Assets
Derived from
Policy
Transactions.....     23,909      6,094      1,141      16,096        803       16,698         572      2,721       5,825
                  ----------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........     21,799      5,514       (315)     16,003     (5,054)      11,948      (1,363)     2,685       5,978
                  ----------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of
 Year............                           21,137       5,939    239,998       20,316       5,420
                  ----------------------------------------------------------------------------------------------------------
 End of Year.....    $21,799     $5,514    $20,822     $21,942   $234,944      $32,264      $4,057     $2,685      $5,978
                  ==========================================================================================================

(1)  Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                                       Telecom-    Multi-    Equity   Strategic  Growth   Focused  Mid-Cap   International
                          Technology  munications Strategy   Income     Value      LT        30     Value        Value
                           Variable    Variable   Variable  Variable  Variable  Variable  Variable Variable    Variable
                          Account (1) Account (1) Account   Account    Account  Account   Account  Account      Account
                         -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment income..                   $1       $4,250    $3,839      $11    $67,117       $1   $1,610       $4,872
 Net realized gain
 (loss) from security
 transactions...........    ($1,025)     (232)       2,814     5,623     (168)    12,936     (222)   1,646      (11,754)
 Net unrealized
 appreciation
 (depreciation)
 on investments.........                   33       (8,595)  (29,183)    (121)  (227,892)      (1)   2,200      (38,846)
                         -----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............     (1,025)     (198)      (1,531)  (19,721)    (278)  (147,839)    (222)   5,456      (45,728)
                         -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS

 Transfer of net
 premiums...............        533       234       13,677    27,200      764     71,991      503   10,622       28,776
 Transfers between
 variable accounts,
 net....................      4,642       808        6,932   (11,482)   2,204     (8,033)     700   39,918       (2,165)
 Transfers--policy
 charges and
 deductions.............       (206)      (63)      (8,214)  (13,720)    (222)   (31,637)    (180)  (3,821)     (12,349)
 Transfers--surrenders..        (25)       (6)      (9,555)   (6,691)     (31)   (14,287)     (19)  (2,297)      (5,006)
 Transfers--other.......        (16)      (10)      (1,782)   (3,194)     (24)    (5,117)       3   (1,359)      (1,679)
                         -----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Derived from Policy
Transactions............      4,928       963        1,058    (7,887)   2,691     12,917    1,007   43,063        7,577
                         -----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........      3,903       765         (473)  (27,608)   2,413   (134,922)     785   48,519      (38,151)
                         -----------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year......                           157,104   222,967      879    480,944    1,105   23,499      208,380
                         -----------------------------------------------------------------------------------------------
 End of Year............     $3,903      $765     $156,631  $195,359   $3,292   $346,022   $1,890  $72,018     $170,229
                         ===============================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                            Capital     Mid-Cap      Global     Equity   Small-Cap            Inflation  Managed    Money
                         Opportunities   Growth      Growth     Index      Index     REIT      Managed     Bond     Market
                           Variable     Variable    Variable   Variable  Variable  Variable   Variable   Variable  Variable
                          Account (1)  Account (1) Account (1) Account    Account  Account   Account (2) Account   Account
                        ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment
 income................        $10                               $6,210    $1,861     $703      $1,359     $9,748    $8,530
 Net realized gain
 (loss) from security
 transactions..........       (228)       ($745)       ($15)     16,104      (693)     601         (29)       177      (153)
 Net unrealized
 appreciation
 (depreciation)
 on investments........       (774)         335         (33)    (79,415)     (408)     105          82      3,287       208
                        ----------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations.............       (992)        (410)        (48)    (57,101)      760    1,409       1,412     13,212     8,585
                        ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net
 premiums..............      1,350        1,109         135      82,811     3,609    3,940       6,292     24,814   295,870
 Transfers between
 variable accounts,
 net...................      8,853        5,601         942       3,463    17,627    5,351       7,498     23,038  (239,807)
 Transfers--policy
 charges and
 deductions............       (488)        (247)        (43)    (32,661)   (1,510)  (1,443)     (2,702)   (11,435)  (21,449)
 Transfers--
 surrenders............        (46)         (62)        (14)    (14,259)     (601)    (580)     (1,209)    (5,935)  (11,483)
 Transfers--other......       (174)         (43)         (5)     (5,132)     (220)    (727)       (362)    (1,929)   (6,587)
                        ----------------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions...........      9,495        6,358       1,015      34,222    18,905    6,541       9,517     28,553    16,544
                        ----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS..........      8,503        5,948         967     (22,879)   19,665    7,950      10,929     41,765    25,129
                        ----------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.....                                         449,400    16,172   13,231      31,466    165,061   202,545
                        ----------------------------------------------------------------------------------------------------
 End of Year...........     $8,503       $5,948        $967    $426,521   $35,837  $21,181     $42,395   $206,826  $227,674
                        ====================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                                    High Yield           Aggressive Large-Cap
                                       Bond     Equity     Equity     Value   Variable  Variable  Variable  Variable
                                     Variable  Variable   Variable  Variable  Account   Account   Account   Account
                                     Account   Account    Account    Account     I         II       III        IV
                                   ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

 Net investment income............    $4,974    $3,830                $1,836   $1,220       $13      $139      $495
 Net realized gain (loss) from
 security transactions............    (3,013)  (11,055)   ($3,000)       115      297    (2,816)   (4,760)     (536)
 Net unrealized appreciation
 (depreciation) on investments....    (1,328)   (8,440)    (3,044)    (4,813)  (4,705)     (708)    4,675    (1,060)
                                   ----------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..       633   (15,665)    (6,044)    (2,862)  (3,188)   (3,511)       54    (1,101)
                                   ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS

 Transfer of net premiums.........     7,576    14,123      7,605     11,740    6,296     3,330     3,306     2,644
 Transfers between variable
 accounts, net....................     9,314    (1,791)    (2,146)    49,282    1,298      (434)    3,966     3,150
 Transfers--policy charges and
 deductions.......................    (3,393)   (5,205)    (2,914)    (4,255)  (1,400)     (813)   (1,034)     (598)
 Transfers--surrenders............    (2,019)   (1,534)    (1,081)    (1,217)  (1,198)     (264)     (515)     (470)
 Transfers--other.................      (480)   (1,087)      (601)      (850)  (1,369)      (54)     (431)     (113)
                                   ----------------------------------------------------------------------------------
Net Increase in Net Assets
Derived from Policy Transactions..    10,998     4,506        863     54,700    3,627     1,765     5,292     4,613
                                   ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS............................    11,631   (11,159)    (5,181)    51,838      439    (1,746)    5,346     3,512
                                   ----------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year................    42,516    64,261     35,882     23,077   23,748    13,102    14,594     7,823
                                   ----------------------------------------------------------------------------------
 End of Year......................   $54,147   $53,102    $30,701    $74,915  $24,187   $11,356   $19,940   $11,335
                                   ==================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                        Emerging  Diversified Small-Cap  International   I-Net      Multi-    Equity    Strategic   Growth
                        Markets    Research    Equity      Large-Cap   Tollkeeper  Strategy   Income      Value       LT
                        Variable   Variable   Variable     Variable     Variable   Variable  Variable   Variable   Variable
                        Account   Account (1)  Account    Account (1)  Account (1) Account   Account   Account (1) Account
                       -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment
 income...............      $12        $16     $22,131          $17                 $15,492   $20,983       $1      $86,293
 Net realized gain
 (loss) from security
 transactions.........    2,174         33      37,014         (899)       ($39)      1,836     6,806                54,726
 Net unrealized
 appreciation
 (depreciation)
 on investments.......  (12,692)        13    (130,859)      (1,783)     (2,237)    (16,234)  (43,571)     (11)    (277,267)
                       -----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting from
Operations............  (10,506)        62     (71,714)      (2,665)     (2,276)      1,094   (15,782)     (10)    (136,248)
                       -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY
TRANSACTIONS

 Transfer of net
 premiums.............    5,600        834      38,899        4,114       1,210      15,754    33,109       52       84,921
 Transfers between
 variable accounts,
 net..................    8,725      5,218      16,628       20,341       7,035      (1,013)    1,768      861       55,046
 Transfers--policy
 charges and
 deductions...........   (1,542)      (157)    (14,915)        (794)       (272)     (6,614)  (11,919)      (8)     (30,926)
 Transfers--
 surrenders...........     (570)        (3)    (12,744)        (114)        (13)     (2,799)   (6,034)              (17,105)
 Transfers--other.....     (480)       (15)     (5,225)        (566)       (264)     (1,215)   (3,641)     (16)     (11,190)
                       -----------------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions..........   11,733      5,877      22,643       22,981       7,696       4,113    13,283      889       80,746
                       -----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS................    1,227      5,939     (49,071)      20,316       5,420       5,207    (2,499)     879      (55,502)
                       -----------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year....   19,910                289,069                              151,897   225,466               536,446
                       -----------------------------------------------------------------------------------------------------
 End of Year..........  $21,137     $5,939    $239,998      $20,316      $5,420    $157,104  $222,967     $879     $480,944
                       =====================================================================================================

(1) Operations commenced on January 4, 2000 for the Diversified Research Variable Account, January 3, 2000 for the International Large-Cap Variable Account, May 1, 2000 for the I-Net Tollkeeper Variable Account, and October 2, 2000 for the Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                           Focused   Mid-Cap   International  Equity   Small-Cap            Inflation  Managed    Money
                             30       Value        Value      Index      Index     REIT      Managed     Bond     Market
                          Variable   Variable    Variable    Variable  Variable  Variable   Variable   Variable  Variable
                         Account (1) Account      Account    Account    Account  Account   Account (2) Account   Account
                         -------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment income..       $5       $192       $6,503      $9,274      $240     $406      $1,405     $8,482    $9,399
 Net realized gain
 (loss) from security
 transactions...........       (4)     1,064        3,605      27,250       (19)     537        (359)      (737)      245
 Net unrealized
 appreciation
 (depreciation)
 on investments.........     (150)     1,946      (35,319)    (81,837)   (1,931)   1,170       1,794      7,338      (175)
                         -------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............     (149)     3,202      (25,211)    (45,313)   (1,710)   2,113       2,840     15,083     9,469
                         -------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net
 premiums...............       43      4,295       36,625      92,486     4,652    1,931       4,994     20,167   316,982
 Transfers between
 variable accounts,
 net....................    1,263     12,071        2,733      13,565     8,085    7,479       4,631     26,330  (220,717)
 Transfers--policy
 charges and
 deductions.............      (18)    (1,042)     (11,035)    (26,801)     (868)    (517)     (1,531)    (6,394)  (15,498)
 Transfers--surrenders..                 (54)      (6,805)    (13,558)     (122)    (251)     (1,229)    (3,001)  (10,933)
 Transfers--other.......      (34)      (181)      (3,276)     (5,544)     (291)    (167)       (457)    (1,321)   (7,804)
                         -------------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions............    1,254     15,089       18,242      60,148    11,456    8,475       6,408     35,781    62,030
                         -------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........    1,105     18,291       (6,969)     14,835     9,746   10,588       9,248     50,864    71,499
                         -------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year......               5,208      215,349     434,565     6,426    2,643      22,218    114,197   131,046
                         -------------------------------------------------------------------------------------------------
 End of Year............   $1,105    $23,499     $208,380    $449,400   $16,172  $13,231     $31,466   $165,061  $202,545
                         =================================================================================================

(1) Operations commenced on October 2, 2000.

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                             High Yield           Aggressive Large-Cap
                                Bond     Equity     Equity     Value   Variable  Variable  Variable  Variable
                              Variable  Variable   Variable  Variable  Account   Account   Account   Account
                              Account   Account    Account    Account     I         II       III        IV
                            ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS

 Net investment income.....    $4,404    $4,305     $1,226       $217   $1,858    $1,826    $3,567    $1,054
 Net realized gain (loss)
 from security
 transactions..............    (4,022)    4,154      1,368        785      305     1,170     1,545       318
 Net unrealized
 appreciation
 (depreciation)
 on investments............    (2,080)  (28,706)   (11,733)       781     (879)   (6,036)   (6,187)   (2,074)
                            ---------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets
Resulting from Operations..    (1,698)  (20,247)    (9,139)     1,783    1,284    (3,040)   (1,075)     (702)
                            ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net premiums..     8,079    17,220      9,760      5,067    4,882     3,857     3,548     1,298
 Transfers between variable
 accounts, net.............    (7,770)   14,858      6,623     12,710    9,591    (7,257)    5,683     2,156
 Transfers--policy charges
 and deductions............    (2,543)   (4,462)    (2,604)    (1,110)    (902)     (716)     (713)     (336)
 Transfers--surrenders.....    (1,322)   (1,490)      (944)      (186)    (636)     (917)     (793)     (515)
 Transfer--other...........      (262)   (1,217)      (849)      (565)    (398)     (447)     (519)      (83)
                            ---------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Derived from
Policy Transactions........    (3,818)   24,909     11,986     15,916   12,537    (5,480)    7,206     2,520
                            ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS.................    (5,516)    4,662      2,847     17,699   13,821    (8,520)    6,131     1,818
                            ---------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.........    48,032    59,599     33,035      5,378    9,927    21,622     8,463     6,005
                            ---------------------------------------------------------------------------------
 End of Year...............   $42,516   $64,261    $35,882    $23,077  $23,748   $13,102   $14,594    $7,823
                            =================================================================================

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2001 is comprised of thirty-five subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account IV. The assets in each of the first thirty-one Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets in each of the last four Variable Accounts (I-IV) are invested in the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity Portfolios, respectively, which are all portfolios of M Fund, Inc. (collectively, the "Funds"). Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account organized and registered with the Securities and Exchange Commission nine new Variable Accounts: the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, which commenced operations in 2001. The Aggressive Growth Variable Account commenced operations on January 2, 2001, the Telecommunications Variable Account commenced operations on January 3, 2001, the Blue Chip, Financial Services, Health Sciences, Mid-Cap Growth, and Global Growth Variable Accounts commenced operations on January 4, 2001, the Technology Variable Account commenced operations on January 5, 2001, and the Capital Opportunities Variable Account commenced operations on January 12, 2001.

 On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the "reorganization"). In connection with the reorganization a total of 657,265 outstanding accumulation units (valued at $8,510,243) of the Bond and Income Variable Account were exchanged for 326,731 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 2001, the Funds declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, and Aggressive Equity Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS' SHARES

 The investment in the Funds' shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Funds as of December 31, 2001 were as follows (amounts in thousands):

                                                            Variable Accounts
                        -----------------------------------------------------------------------------------------
                             Blue      Aggressive   Emerging    Diversified   Small-Cap  International   I-Net
                           Chip (1)    Growth (1)   Markets      Research       Equity     Large-Cap   Tollkeeper
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year                                  $28,766        $5,926      $306,981     $22,104      $7,665
Add: Total net proceeds
     from policy
     transactions           $24,185      $6,548      23,404        20,085       100,927      43,408       3,476
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income                  14                      31            26         1,385         218
     (b) Net realized
         gain                                                                    36,454
                        -----------------------------------------------------------------------------------------
            Sub-Total        24,199       6,548      52,201        26,037       445,747      65,730      11,141
Less: Cost of
      investments
      disposed during
      the year                  334         587      33,055         4,122       168,610      33,063       5,703
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                        23,865       5,961      19,146        21,915       277,137      32,667       5,438
Add: Unrealized
     appreciation
     (depreciation)          (2,055)       (447)      1,676            27       (42,193)       (387)     (1,381)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                       $21,810      $5,514     $20,822       $21,942      $234,944     $32,280      $4,057
                        =========================================================================================

                          Financial      Health      Tech-       Telecom-       Multi-                 Strategic
                         Services (1) Sciences (1) nology (1) munications (1)  Strategy  Equity Income   Value
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year                                                             $156,374    $227,421        $890
Add: Total net proceeds
     from policy
     transactions            $3,122      $9,461      $7,204        $1,565        22,130      19,854       4,399
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income                   7                                     1         3,965       1,411          11
     (b) Net realized
         gain                                                                       285       2,428
                        -----------------------------------------------------------------------------------------
            Sub-Total         3,129       9,461       7,204         1,566       182,754     251,114       5,300
Less:Cost of
 investments disposed
 during the year                438       3,592       3,301           834        18,258      22,118       1,876
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                         2,691       5,869       3,903           732       164,496     228,996       3,424
Add: Unrealized
     appreciation
     (depreciation)              (6)        109                        33        (7,865)    (33,637)       (132)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                        $2,685      $5,978      $3,903          $765      $156,631    $195,359      $3,292
                        =========================================================================================

                                                                  Inter-       Capital
                            Growth      Focused     Mid-Cap      national     Opportuni-    Mid-Cap      Global
                              LT           30        Value         Value       ties (1)   Growth (1)   Growth (1)
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year         $488,298      $1,256     $21,488      $216,468
Add: Total net proceeds
     from policy
     transactions            79,311       1,550      55,055        52,652       $10,204     $14,481      $1,102
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income               4,241           1         403         1,823            10
     (b) Net realized
         gain                62,876                   1,207         3,049
                        -----------------------------------------------------------------------------------------
            Sub-Total       634,726       2,807      78,153       273,992        10,214      14,481       1,102
Less:Cost of
 investments disposed
 during the year             53,454         766      10,339        56,829           937       8,868         103
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       581,272       2,041      67,814       217,163         9,277       5,613         999
Add: Unrealized
     appreciation
     (depreciation)        (235,246)       (151)      4,212       (46,935)         (774)        335         (32)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $346,026      $1,890     $72,026      $170,228        $8,503      $5,948        $967
                        =========================================================================================

                                       Small-Cap                 Inflation     Managed                 High Yield
                         Equity Index    Index        REIT      Managed (2)      Bond    Money Market     Bond
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year         $395,037     $17,437     $12,201       $30,840      $164,249    $202,967     $46,893
Add: Total net proceeds
     from policy
     transactions            75,155      22,930      11,281        20,194        46,724     408,771      30,540
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income               4,572         228         642         1,359         9,748       8,530       4,974
     (b) Net realized
         gain                 1,638       1,633          61
                        -----------------------------------------------------------------------------------------
            Sub-Total       476,402      42,228      24,185        52,393       220,721     620,268      82,407
Less:Cost of
 investments disposed
 during the year             24,831       4,719       4,139        10,703        17,998     392,380      22,556
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       451,571      37,509      20,046        41,690       202,723     227,888      59,851
Add: Unrealized
     appreciation
     (depreciation)         (25,051)     (1,672)      1,135           708         4,098        (215)     (5,705)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $426,520     $35,837     $21,181       $42,398      $206,821    $227,673     $54,146
                        =========================================================================================

----------------
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

(2) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


                                                            Variable Accounts
                         ---------------------------------------------------------------------------------------
                                       Aggressive  Large-Cap
                            Equity       Equity      Value           I            II          III          IV
                         ---------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year         $82,101      $42,926     $22,237       $23,185      $16,753      $18,615      $9,207
Add: Total net proceeds
     from policy
     transactions           25,312        7,926      62,927        10,021        5,959       28,643       6,511
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income                 27                      433         1,172           13                      495
     (b) Net realized
         gain                3,803                    1,403            48                       139
                         ---------------------------------------------------------------------------------------
            Sub-Total      111,243       50,852      87,000        34,426       22,725       47,397      16,213
Less:Cost of
 investments disposed
 during the year            31,861       10,064       8,104         6,097        7,009       28,110       2,434
                         ---------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       79,382       40,788      78,896        28,329       15,716       19,287      13,779
Add: Unrealized
     appreciation
     (depreciation)        (26,280)     (10,087)     (3,973)       (4,142)      (4,360)         653      (2,444)
                         ---------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $53,102      $30,701     $74,923       $24,187      $11,356       19,940     $11,335
                         ========================================================================================

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

 Transactions in Separate Account units for the year ended December 31, 2001 were as follows (units in thousands):

                                                            Variable Accounts
                         ----------------------------------------------------------------------------------------
                             Blue      Aggressive   Emerging    Diversified   Small-Cap  International   I-Net
                           Chip (1)    Growth (1)   Markets      Research       Equity     Large-Cap   Tollkeeper
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                                 3,028           522        5,308        2,589         800
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                  442          122         784           251          734        1,163         266
 (b) Transfers between
     variable accounts,
     net                     2,591          617         (92)        1,378          (84)       2,045         (21)
 (c) Transfers--policy
     charges and
     deductions               (161)         (40)       (284)          (71)        (376)        (382)       (114)
 (d) Transfers--
     surrenders                (19)          (2)       (122)          (53)        (204)        (195)        (14)
 (e) Transfers--other          (41)         (10)        (47)          (45)         (47)        (188)        (12)
                         ----------------------------------------------------------------------------------------
            Sub-Total        2,812          687         239         1,460           23        2,443         105
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at end of year              2,812          687       3,267         1,982        5,331        5,032         905
                         ========================================================================================
                          Financial      Health      Tech-       Telecom-       Multi-                 Strategic
                         Services (1) Sciences (1) nology (1) munications (1) Strategy   Equity Income   Value
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                                                            4,239        4,665          90
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                   43           72          82            44          376          611          84
 (b) Transfers between
     variable accounts,
     net                       268          556         583           128          196         (261)        229
 (c) Transfers--policy
     charges and
     deductions                (15)         (25)        (32)          (12)        (226)        (310)        (25)
 (d) Transfers--
     surrenders                 (2)          (2)         (3)           (1)        (262)        (149)         (3)
 (e) Transfers--other           (1)          (2)         (2)                       (48)         (71)         (2)
                         ----------------------------------------------------------------------------------------
            Sub-Total          293          599         628           159           36         (180)        283
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at end of year                293          599         628           159        4,275        4,485         373
                         ========================================================================================
                                                                  Inter-       Capital
                            Growth      Focused     Mid-Cap      national     Opportuni-    Mid-Cap      Global
                              LT           30        Value         Value       ties (1)   Growth (1)   Growth (1)
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year        9,673          134       1,819         8,754
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                1,829           71         780         1,440          171          142          16
 (b) Transfers between
     variable accounts,
     net                      (319)          88       2,864           (88)       1,012          654         109
 (c) Transfers--policy
     charges and
     deductions               (812)         (26)       (281)         (621)         (62)         (32)         (5)
 (d) Transfers--
     surrenders               (357)          (2)       (165)         (248)          (6)          (7)         (2)
 (e) Transfers--other         (135)          (1)        (97)          (83)         (22)          (6)
                         ----------------------------------------------------------------------------------------
            Sub-Total          206          130       3,101           400        1,093          751         118
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at end of year              9,879          264       4,920         9,154        1,093          751         118
                         ========================================================================================

----------------
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                        Variable Accounts
                                --------------------------------------------------------------------
                                Equity  Small-Cap             Inflation  Managed  Money   High Yield
                                Index     Index      REIT    Managed (1)  Bond   Market      Bond
                                --------------------------------------------------------------------
Total units outstanding at
 beginning of year               9,728    1,429        998      1,209     6,071   10,749    1,581
Increase (decrease) in
 units resulting from policy
 transactions:
 (a) Transfer of net premiums    1,984      331        288        243       722   15,396      275
 (b) Transfers between
     variable accounts, net         46    1,563        386        253       859  (12,467)     344
 (c) Transfers--policy
     charges and deductions       (783)    (138)      (106)       (91)     (335)  (1,112)    (123)
 (d) Transfers--surrenders        (339)     (54)       (41)       (40)     (175)    (596)     (73)
 (e) Transfers--other             (127)     (19)       (54)       (12)      (54)    (337)     (17)
                                --------------------------------------------------------------------
          Sub-Total                781    1,683        473        353     1,017      884      406
                                --------------------------------------------------------------------
Total units outstanding at
 end of year                    10,509    3,112      1,471      1,562     7,088   11,633    1,987
                                ====================================================================
                                        Aggressive Large-Cap
                                Equity    Equity     Value        I        II      III        IV
                                --------------------------------------------------------------------
Total units outstanding at
 beginning of year               4,147    2,798      1,840      1,288       599      724      421
Increase (decrease) in units
 resulting from policy
 transactions:
 (a) Transfer of net premiums    1,087      706        967        372       187      155      173
 (b) Transfers between
     variable accounts, net       (249)    (182)     3,915         74       (45)     206      188
 (c) Transfers--policy
     charges and deductions       (406)    (275)      (351)       (83)      (45)     (53)     (38)
 (d) Transfers--surrenders        (118)     (99)      (102)       (69)      (14)     (25)     (26)
 (e) Transfers--other              (81)     (55)       (70)       (78)       (3)      (8)     (17)
                                --------------------------------------------------------------------
          Sub-Total                233       95      4,359        216        80      275      280
                                --------------------------------------------------------------------
Total units outstanding at
 end of year                     4,380    2,893      6,199      1,504       679      999      701
                                ====================================================================

----------------
(1) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

7. FINANCIAL HIGHLIGHTS

 Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for the year ended December 31, 2001 were as follows:

----------------------------------------------------------------------------------
                                                            Ratios of
                             AUV     Number      Total     Investment
                             at        of         Net       Income to
     Variable                End      Units      Assets    Average Net   Total
     Accounts              of Year Outstanding (in $000's)   Assets    Returns (1)
----------------------------------------------------------------------------------
 Blue Chip (2)               $7.75   2,811,771    $21,799        0.12%   (21.39%)
----------------------------------------------------------------------------------
 Aggressive Growth (2)        8.02     687,433      5,514        0.00%   (18.82%)
----------------------------------------------------------------------------------
 Emerging Markets             6.37   3,266,714     20,822        0.16%    (9.32%)
----------------------------------------------------------------------------------
 Diversified Research        11.07   1,981,854     21,942        0.27%    (2.05%)
----------------------------------------------------------------------------------
 Small-Cap Equity            44.07   5,331,480    234,944       16.62%    (1.75%)
----------------------------------------------------------------------------------
 International Large-Cap      6.41   5,031,727     32,264        0.84%   (18.63%)
----------------------------------------------------------------------------------
 I-Net Tollkeeper             4.48     904,785      4,057        0.00%   (32.93%)
----------------------------------------------------------------------------------
 Financial Services (2)       9.17     292,594      2,685        0.49%    (7.97%)
----------------------------------------------------------------------------------
 Health Sciences (2)          9.98     598,921      5,978        0.00%     1.04%
----------------------------------------------------------------------------------
 Technology (2)               6.22     627,943      3,903        0.00%   (36.41%)
----------------------------------------------------------------------------------
 Telecommunications (2)       4.82     158,754        765        0.18%   (51.36%)
----------------------------------------------------------------------------------
 Multi-Strategy              36.64   4,275,164    156,631        2.68%    (0.79%)
----------------------------------------------------------------------------------
 Equity Income               43.56   4,485,299    195,359        1.88%    (7.87%)
----------------------------------------------------------------------------------
 Strategic Value              8.82     373,489      3,292        0.43%    (9.20%)
----------------------------------------------------------------------------------
 Growth LT                   35.03   9,878,677    346,022       17.28%   (28.84%)
----------------------------------------------------------------------------------
 Focused 30                   7.16     264,148      1,890        0.07%   (13.24%)
----------------------------------------------------------------------------------
 Mid-Cap Value               14.64   4,920,202     72,018        3.58%    13.93%
----------------------------------------------------------------------------------
 International Value         18.60   9,153,924    170,229        2.73%   (22.30%)
----------------------------------------------------------------------------------
 Capital Opportunities (2)    7.78   1,093,055      8,503        0.21%   (21.52%)
----------------------------------------------------------------------------------
 Mid-Cap Growth (2)           7.92     750,712      5,948        0.00%   (19.83%)
----------------------------------------------------------------------------------
 Global Growth (2)            8.21     117,688        967        0.00%   (17.57%)
----------------------------------------------------------------------------------
 Equity Index                40.58  10,509,402    426,521        1.46%   (11.18%)
----------------------------------------------------------------------------------
 Small-Cap Index             11.52   3,111,792     35,837        9.13%     2.78%
----------------------------------------------------------------------------------
 REIT                        14.40   1,471,261     21,181        4.06%     8.79%
----------------------------------------------------------------------------------
 Inflation Managed (3)       27.14   1,561,993     42,395        3.63%     4.28%
----------------------------------------------------------------------------------
 Managed Bond                29.18   7,087,634    206,826        5.14%     6.65%
----------------------------------------------------------------------------------
 Money Market                19.57  11,632,924    227,674        3.70%     3.85%
----------------------------------------------------------------------------------
 High Yield Bond             27.25   1,987,170     54,147        9.89%     1.17%
----------------------------------------------------------------------------------
 Equity                      12.12   4,379,878     53,102        6.78%   (20.84%)
----------------------------------------------------------------------------------
 Aggressive Equity           10.61   2,892,614     30,701        0.00%   (16.90%)
----------------------------------------------------------------------------------
 Large-Cap Value             12.08   6,199,163     74,915        3.85%    (3.04%)
----------------------------------------------------------------------------------
 I                           16.08   1,503,806     24,187        5.27%   (12.77%)
----------------------------------------------------------------------------------
 II                          16.71     679,453     11,356        0.11%   (22.46%)
----------------------------------------------------------------------------------
 III                         19.96     999,083     19,940        0.84%    (0.36%)
----------------------------------------------------------------------------------
 IV                          16.16     701,361     11,335        5.49%   (12.38%)
----------------------------------------------------------------------------------

------------------
(1) Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract, which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(2) Variable Accounts commenced operations during 2001 (See Note 1 to Financial Statements). The ratios of investment income to average daily net assets are annualized.

(3) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

INDEPENDENT AUDITORS' REPORT
----------------------------

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the Company) as of December 31, 2001 and 2000, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, CA
February 27, 2002

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                              December 31,
                                                              2001     2000
------------------------------------------------------------------------------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturity securities available for sale, at estimated
   fair value                                                $17,047  $15,136
  Equity securities available for sale, at estimated fair
   value                                                         266      179
  Trading securities, at fair value                              458       71
  Mortgage loans                                               2,933    3,026
  Real estate                                                    183      221
  Policy loans                                                 4,899    4,680
  Other investments                                            2,796    2,654
-----------------------------------------------------------------------------
TOTAL INVESTMENTS                                             28,582   25,967
Cash and cash equivalents                                        510      211
Deferred policy acquisition costs                              2,113    1,796
Accrued investment income                                        377      335
Other assets                                                     642      557
Separate account assets                                       23,458   25,918
-----------------------------------------------------------------------------
TOTAL ASSETS                                                 $55,682  $54,784
=============================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products                $21,796  $19,410
  Future policy benefits                                       4,580    4,542
  Short-term and long-term debt                                  439      359
  Other liabilities                                            1,690    1,323
  Separate account liabilities                                23,458   25,918
-----------------------------------------------------------------------------
TOTAL LIABILITIES                                             51,963   51,552
-----------------------------------------------------------------------------
Commitments and contingencies (Note 18)
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                         30       30
  Paid-in capital                                                151      147
  Unearned ESOP shares                                            (3)      (6)
  Retained earnings                                            3,271    3,030
  Accumulated other comprehensive income                         270       31
-----------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                     3,719    3,232
-----------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   $55,682  $54,784
=============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    Years Ended December 31,
                                                     2001      2000     1999
------------------------------------------------------------------------------
                                                         (In Millions)
REVENUES
Universal life and investment-type product policy
 fees                                              $    821  $    769 $    654
Insurance premiums                                      812       552      484
Net investment income                                 1,628     1,683    1,510
Net realized investment gain (loss)                     (14)      997       99
Commission revenue                                      181       270      234
Other income                                            225       209      145
------------------------------------------------------------------------------
TOTAL REVENUES                                        3,653     4,480    3,126
------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Policy benefits paid or provided                      1,163       879      735
Interest credited to universal life and invest-
 ment-type products                                   1,029       997      938
Commission expenses                                     524       576      485
Operating expenses                                      634       575      453
------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                           3,350     3,027    2,611
------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                303     1,453      515
Provision for income taxes                               55       458      144
------------------------------------------------------------------------------

INCOME BEFORE CUMULATIVE ADJUSTMENTS DUE
 TO CHANGES IN ACCOUNTING PRINCIPLES                    248       995      371
Cumulative adjustments due to changes in account-
 ing principles, net of taxes                            (7)
------------------------------------------------------------------------------

NET INCOME                                         $    241  $    995 $    371
==============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                Accumulated Other
                                                                           Comprehensive Income (Loss)
                                                                     ----------------------------------------
                                                                       Unrealized
                                                                     Gain (Loss) on              Unrealized
                                                                      Derivatives     Foreign      Gain on
                                                   Unearned          and Securities  Currency    Interest in
                                    Common Paid-in   ESOP   Retained Available for  Translation     PIMCO
                                    Stock  Capital  Shares  Earnings   Sale, Net    Adjustment  Advisors L.P. Total
--------------------------------------------------------------------------------------------------------------------
                                                                     (In Millions)
BALANCES, JANUARY 1, 1999            $30    $126             $1,664      $ 507          $ 1                   $2,328
Comprehensive loss:
  Net income                                                    371                                              371
  Other comprehensive loss                                                (785)          (1)                    (786)
                                                                                                              ------
Total comprehensive loss                                                                                        (415)
Other equity adjustments                      11                                                                  11
Capital contribution                           3                                                                   3
Purchase of ESOP note                                $(13)                                                       (13)
Allocation of unearned ESOP shares                      1                                                          1
--------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 1999           30     140      (12)    2,035       (278)          -                     1,915
Comprehensive income:
  Net income                                                    995                                              995
  Other comprehensive income (loss)                                        236           (4)         $77         309
                                                                                                              ------
Total comprehensive income                                                                                     1,304
Other equity adjustments                       5                                                                   5
Allocation of unearned ESOP shares             2        6                                                          8
--------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2000           30     147       (6)    3,030        (42)          (4)          77       3,232
Comprehensive income:
  Net income                                                    241                                              241
  Other comprehensive income (loss)                                        129           (1)         111         239
                                                                                                              ------
Total comprehensive income                                                                                       480
Other equity adjustments                       1                                                                   1
Allocation of unearned ESOP shares             3        3                                                          6
--------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2001          $30    $151     $ (3)   $3,271      $  87          $(5)        $188      $3,719
====================================================================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                    Years Ended December 31,
                                                        2001     2000     1999
-------------------------------------------------------------------------------
                                                         (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                           $   241  $   995  $   371
Adjustments to reconcile net income to net cash
 provided by operating activities:
  Amortization on fixed maturity securities              (73)     (72)     (78)
  Depreciation and other amortization                     26       36       21
  Earnings of equity method investees                     (6)     (23)     (93)
  Deferred income taxes                                   56      424       (8)
  Net realized investment (gain) loss                     14     (997)     (99)
  Net change in deferred policy acquisition costs       (317)    (350)    (545)
  Interest credited to universal life and
   investment-type products                            1,029      997      938
  Change in trading securities                          (387)      29       (3)
  Change in accrued investment income                    (42)     (48)     (28)
  Change in future policy benefits                        38      156       58
  Change in other assets and liabilities                 154       24      172
-------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                733    1,171      706
-------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed maturity and equity securities available
 for sale:
  Purchases                                           (4,864)  (2,903)  (4,173)
  Sales                                                  941    1,595    2,334
  Maturities and repayments                            1,652    1,601    1,400
Repayments of mortgage loans                             682      700      681
Proceeds from sales of mortgage loans and real
 estate                                                   44        1       24
Purchases of mortgage loans and real estate             (593)    (806)    (886)
Change in policy loans                                  (219)    (422)    (255)
Cash received from acquisition of insurance block
 of business                                                               165
Other investing activity, net                            467     (664)     390
-------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                 (1,890)    (898)    (320)
-------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                               Years Ended December 31,
(Continued)                                     2001      2000      1999
--------------------------------------------------------------------------
                                                    (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                    $  4,690  $  4,090  $  4,453
  Withdrawals                                   (3,320)   (4,734)   (4,322)
Net change in short-term and long-term debt         80       135      (220)
Purchase of ESOP note                                                  (13)
Allocation of unearned ESOP shares                   6         8         1
--------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING
 ACTIVITIES                                      1,456      (501)     (101)
--------------------------------------------------------------------------

Net change in cash and cash equivalents            299      (228)      285
Cash and cash equivalents, beginning of year       211       439       154
--------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF YEAR        $    510  $    211  $    439
==========================================================================

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES

In connection with the acquisition of an annuity block of business in 1999, as discussed in Note 4, the following assets and liabilities were assumed:

     Fixed maturity securities                                    $  1,593
     Cash and cash equivalents                                         165
     Other assets                                                      100
                                                                  --------
        Total assets assumed                                      $  1,858
                                                                  ========

     Annuity reserves                                             $  1,847
     Other liabilities                                                  11
                                                                  --------
        Total liabilities assumed                                 $  1,858
                                                                  ========

==========================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Income taxes paid (received)                  $    (48) $     74  $     83
Interest paid                                 $     23  $     28  $     23
==========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION AND DESCRIPTION OF BUSINESS

   Pacific Life Insurance Company (Pacific Life) was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California (CA DOI) and the implementation of a plan of conversion to form a mutual holding company structure in 1997 (the Conversion).

   Pacific Life and its subsidiaries and affiliates have primary business operations consisting of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the CA DOI. These consolidated financial statements differ from those filed with regulatory authorities (Note 2).

   NEW ACCOUNTING PRONOUNCEMENTS

   Effective January 1, 2001, the Company adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of SFAS No. 133. SFAS No. 133 and SFAS No. 138 establish accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item are recognized in net realized investment gain (loss). If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in other comprehensive income (loss) (OCI) and are recognized in earnings when the hedged item affects earnings. For derivative instruments not designated as hedges, the change in fair value of the derivative is recorded in net realized investment gain (loss).

   Upon adoption of SFAS No. 133 and SFAS No. 138, the Company recorded an increase to net income of $1 million, net of taxes, as a cumulative adjustment due to change in accounting principle. This increase was primarily attributable to recording derivatives not designated as hedges at fair value, offset by the recording of initial ineffectiveness on fair value hedges. In addition, upon adoption the Company recorded an increase to accumulated OCI of $38 million, net of taxes. This increase was primarily attributable to the designation of derivatives as fair value hedges. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of the hedged items were not affected by the implementation of SFAS No. 133 and SFAS No. 138.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   Upon adoption of SFAS No. 133 and SFAS No. 138, the Company transferred $306 million of fixed maturity securities available for sale into the trading category. The transfer resulted in a reclassification of unrealized losses of $4 million, net of taxes, from accumulated OCI into net realized investment gain (loss).

   Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue (EITF) 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets. Under EITF 99-20, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for a decline in value, which is other than temporary. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a decrease to net income of $8 million, net of taxes, as a cumulative adjustment due to change in accounting principle.

   Effective April 1, 2001, the Company adopted the requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125, which revises the standards of accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosures, but it carries over most of FASB Statement No. 125's provisions without reconsideration. Adoption of SFAS No. 140 did not have a material impact on the Company's consolidated financial statements.

   In June 2001, the FASB issued SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141, which was effective July 1, 2001, for any business combination entered into subsequent to June 30, 2001, requires the purchase method of accounting and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial statements. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, requires that ratable amortization of goodwill be replaced with periodic impairment tests of the goodwill asset and that intangible assets, other than goodwill, should be amortized over their useful lives. Amortization of goodwill was $5 million, $3 million and $12 million for the years ended December 31, 2001, 2000 and 1999, respectively. The Company has not yet finalized the quantification of the impact, if any, on its consolidated financial statements of applying the new requirements of SFAS No. 142.

   In August 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses accounting and reporting for the impairment of long-lived assets and for long-lived assets to be disposed of. SFAS No. 144 is effective for fiscal years beginning after December 15, 2001. The Company has not yet finalized the quantification of the impact, if any, on its consolidated financial statements of applying the new requirements of SFAS No. 144.

   INVESTMENTS

   Fixed maturity and equity securities available for sale are reported at estimated fair value, with unrealized gains and losses, net of deferred income taxes and adjustments related to deferred policy acquisition costs, recorded as a component of OCI. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary and changes in fair value of fixed maturity securities attributable to the risk designated in a fair value hedge. Trading securities are reported at fair value with changes in fair value included in net realized investment gain (loss).

   For mortgage-backed securities included in fixed maturity securities available for sale, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gain (loss).

   Mortgage loans, net of valuation allowances and writedowns, and policy loans are stated at unpaid principal balances.

   Real estate is carried at depreciated cost, net of writedowns, or, for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition, if lower than the related unpaid balance.

   Partnership and joint venture interests in which the Company does not have a controlling interest or a majority ownership are generally recorded using the equity method of accounting and are included in other investments.

   Investments in low income housing tax credits (LIHTC) are included in other investments. These investments are recorded under either the effective interest method or the equity method. For investments in LIHTC recorded under the effective interest method, the amortization of the original investment and the tax credits are recorded in the provision for income taxes. For investments in LIHTC recorded under the equity method, the amortization of the initial investment is included in net investment income and the related tax credits are recorded in the provision for income taxes. The amortization recorded in net investment income was $27 million, $33 million and $22 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC and subsidiaries (PAM), had an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. (PIMCO Advisors) as of December 31, 1999 and May 4, 2000, through the direct and indirect ownership of PIMCO Advisors' Class A limited partnership units (Class A units). This interest was accounted for using the equity method through May 4, 2000.

   On May 5, 2000, a transaction was closed whereby Allianz of America, Inc. (Allianz), a subsidiary of Allianz AG, acquired substantially all interests in PIMCO Advisors other than those beneficially owned by PAM. PAM exchanged its Class A units for a new security, PIMCO Advisors Class E limited partnership units (Class E units). This exchange resulted in a realized, pretax nonmonetary exchange gain of $1,082 million, based on the fair value of the Class A units exchanged, or $38.75 per unit, the per unit value that Allianz paid to acquire its interest in PIMCO Advisors. This gain is included in net realized investment gain (loss) for the year ended December 31, 2000. A net deferred tax liability of $365 million was also established.

   As a result of this transaction, the Company has virtually no influence over PIMCO Advisors' operating and financial policies. Effective May 5, 2000, the interest in PIMCO Advisors is being accounted for using the cost method. The interest in PIMCO Advisors, which is included in other investments, is being reported at estimated fair value, as determined by the put and call option price described below. Unrealized gains of $177 million and $124 million, net of deferred income taxes of $66 million and $47 million, for the years ended December 31, 2001 and 2000, respectively, are reported as a component of OCI.

   In connection with this transaction, PAM entered into a Continuing Investment Agreement with Allianz with respect to its interest in PIMCO Advisors. The interest in PIMCO Advisors held by PAM is subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the interest in PIMCO Advisors held by PAM. The put option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its interest in PIMCO Advisors to Allianz. The call option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14 and can be exercised only if the call per unit value reaches a minimum value.

   Effective January 1, 2002, PIMCO Advisors changed its name to
   Allianz Dresdner Asset Management of America L.P.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all investments with a remaining maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life and investment-type products, such costs are generally amortized over the expected life of the contract in proportion to the present value of expected gross profits using investment, mortality, expense margins and surrender charge assumptions and estimates. Adjustments are reflected in income or equity in the period the Company experiences deviations in gross profit assumptions and estimates. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in securities available for sale. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves.

   Value of business acquired (VOBA), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The VOBA balance was $91 million and $94 million as of December 31, 2001 and 2000, respectively.

   Components of deferred policy acquisition costs are as follows:

                                               Years Ended December 31,
                                                2001      2000      1999
                                              ----------------------------
                                                    (In Millions)
        Balance, January 1                      $1,796    $1,446    $  901
                                              ----------------------------
        Additions:
          Capitalized during the year              566       646       538
          Acquisition of insurance block of
           business                                                     75
                                              ----------------------------
        Total additions                            566       646       613
                                              ----------------------------
        Amortization:
          Allocated to commission expenses        (181)     (188)     (112)
          Allocated to operating expenses          (65)      (54)      (49)
          Allocated to OCI, unrealized gains
           (losses)                                 (3)      (54)       93
                                              ----------------------------
        Total amortization                        (249)     (296)      (68)
                                              ----------------------------
        Balance, December 31                    $2,113    $1,796    $1,446
                                              ============================

   UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   Universal life and investment-type products, including guaranteed interest contracts (GICs) and funding agreements, are valued using the retrospective deposit method and consist principally of deposits received plus interest credited, less accumulated assessments. Interest credited to these policies primarily ranged from 2.0% to 8.0% during 2001, 2000 and 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 2001, 2000 and 1999. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 2001 and 2000, participating experience rated policies paying dividends represent less than 1% of direct written life insurance in force.

   REVENUES, BENEFITS AND EXPENSES

   Insurance premiums are recognized as revenues when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life and investment-type products are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is recorded on the trade date.

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives, which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income. Depreciation and amortization of certain other assets is included in operating expenses.

   INCOME TAXES

   Pacific Life and its wholly owned life insurance subsidiary domiciled in Arizona, Pacific Life & Annuity Company (PL&A), are taxed as life insurance companies for income tax purposes. Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return of PMHC and are allocated an expense or benefit based principally on the effect of including their operations in the consolidated return. Pacific Life's non insurance subsidiaries are either included in PMHC's combined California franchise tax return or file separate state tax returns. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at fair value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

   FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments, disclosed in Notes 5, 6 and 7, has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is often required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   RISKS AND UNCERTAINTIES

   The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, investment market risk, credit risk and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments, the liabilities for future policy benefits and the carrying amount of deferred policy acquisition costs. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques that attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining deferred policy acquisition costs, investment valuation and allowances, derivative valuation, and liabilities for future policy benefits. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 2001 financial statement presentation.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS

   Pacific Life prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the CA DOI, which is a comprehensive basis of accounting other than U.S. GAAP. Effective
   January 1, 2001, the CA DOI required that insurance companies domiciled in the State of California prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners'
   (NAIC) Accounting Practices and Procedures Manual, version effective January 1, 2001 (NAIC SAP), subject to any deviations prescribed or permitted by the CA DOI. As a result of adopting NAIC SAP, Pacific Life reported a statutory cumulative effect of change in accounting principle that increased statutory surplus by $229 million as of January 1, 2001.

   NAIC SAP does not allow for restatement of prior year amounts. Therefore, prior year statutory amounts presented in this footnote are not comparable to current year statutory amounts.

   The following are reconciliations of statutory capital and surplus, and statutory net income for Pacific Life as compared to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                   December 31,
                                                    2001    2000
                                                   --------------
                                                   (In Millions)
         Statutory capital and surplus             $1,869  $1,678
           Deferred policy acquisition costs        2,124   1,764
           Asset valuation reserve                    524     524
           Non admitted assets                        378     115
           Accumulated other comprehensive income     270      31
           Surplus notes                             (150)   (150)
           Deferred income taxes                     (356)    181
           Insurance and annuity reserves            (795)   (767)
           Other                                     (145)   (144)
                                                   --------------
         Stockholder's equity as reported herein   $3,719  $3,232
                                                   ==============

                                              Years Ended December 31,
                                               2001      2000      1999
                                              ---------------------------
                                                    (In Millions)
         Statutory net income                 $    24  $    141  $    168
           Deferred policy acquisition costs      329       393       379
           Insurance and annuity reserves          25      (106)     (184)
           Deferred income taxes                  (29)      (87)       (3)
           Earnings of subsidiaries               (60)      674       (27)
           Other                                  (48)      (20)       38
                                              ---------------------------
         Net income as reported herein        $   241  $    995  $    371
                                              ===========================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)

   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2001 and 2000, Pacific Life and PL&A exceeded the minimum risk-based capital requirements.

   PERMITTED PRACTICE

   For the year ended December 31, 2000, the CA DOI approved a permitted practice effective May 5, 2000, allowing Pacific Life to apply the accounting guidance promulgated for limited liability companies in Statement of Statutory Accounting Principle (SSAP) No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 46, Investments in Subsidiary, Controlled and Affiliated Entities, prior to the effective date of NAIC SAP, for its investment in PAM. Under this permitted practice, PAM was accounted for using the equity method of accounting. The permitted practice also required that the equity of PAM be adjusted for certain tax effects not recorded at PAM due to its limited liability company structure. As of January 1, 2001, this permitted practice became prescribed practice.

   Prior to May 5, 2000, net cash distributions received on PAM's interest in PIMCO Advisors were recorded as income, as permitted by the CA DOI.

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to Pacific LifeCorp in any 12-month period cannot exceed the greater of 10% of adjusted statutory capital and surplus as of the preceding year end or the statutory net gain from operations for the previous calendar year, without prior approval from the CA DOI. Based on this limitation and 2001 statutory results, Pacific Life could pay $165 million in dividends in 2002 without prior approval. No dividends were paid during 2001, 2000 and 1999.

   The maximum amount of ordinary dividends that can be paid by PL&A to Pacific Life without restriction cannot exceed the lesser of 10% of statutory surplus as regards to policyholders, or the statutory net gain from operations. No dividends were paid during 2001, 2000 and 1999. Based on this limitation and 2001 statutory results, PL&A could pay $21 million in dividends in 2002 without prior approval.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the Closed Block) was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets that support the Closed Block, which are primarily included in fixed maturity securities, policy loans and accrued investment income, amounted to $292 million and $290 million as of December 31, 2001 and 2000, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $326 million and $330 million as of December 31, 2001 and 2000, respectively. The contribution to income from the Closed Block amounted to $5 million, $6 million and $4 million and is primarily included in insurance premiums, net investment income and policy benefits paid or provided for the years ended December 31, 2001, 2000 and 1999, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4. ACQUISITIONS

   All of the Company's acquisitions are accounted for using the purchase method of accounting.

   On December 31, 2001, a transaction was closed whereby Pacific Life exchanged its 100% common stock ownership in World-Wide Holdings Limited (World-Wide) for a 22.5% common stock ownership in Scottish Annuity & Life Holdings, Ltd. (Scottish). World-Wide's assets and liabilities were approximately $164 million and $103 million, respectively. Scottish, a publicly traded specialty reinsurer, issued new ordinary shares in exchange for World-Wide at a value of $78 million. Pacific Life recorded a nonmonetary exchange gain of $13 million, net of taxes, in connection with this exchange. Pacific Life will account for its investment in Scottish using the equity method of accounting. The Company has not yet completed the allocation of the purchase price to assets and liabilities acquired.

   In 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation. On the effective date, this block of business consisted of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash.

   During 1999, Pacific Life acquired a 95% interest in Grayhawk Golf Holdings, LLC (Grayhawk) for $65 million, which owns 100% of a real estate investment property in Arizona. Goodwill resulting from this transaction was $22 million.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS

   The net carrying amount, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The net carrying amount represents amortized cost adjusted for other than temporary declines in value and change in fair value of fixed maturity securities attributable to the risk designated in a fair value hedge. The fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, fair values were estimated based on amounts provided by independent pricing services specializing in matrix pricing and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                    Net    Gross Unrealized
                                  Carrying ------------------   Estimated
                                   Amount  Gains     Losses     Fair Value
                                  ----------------------------------------
                                             (In Millions)
    As of December 31, 2001:
    ------------------------
    U.S. Treasury securities and
     obligations of
     U.S. government authorities
     and agencies                 $    32       $  2               $    34
    Obligations of states and
     political subdivisions           669         92                   761
    Foreign governments               292         27       $ 11        308
    Corporate securities           10,985        377        194     11,168
    Mortgage-backed and asset-
     backed securities              4,822        137        190      4,769
    Redeemable preferred stock          8                     1          7
                                  ----------------------------------------
    Total fixed maturity
     securities                   $16,808       $635       $396    $17,047
                                  ========================================
    Total equity securities       $   255       $ 20       $  9    $   266
                                  ========================================
    As of December 31, 2000:
    ------------------------
    U.S. Treasury securities and
     obligations of
     U.S. government authorities
     and agencies                 $    32       $  2               $    34
    Obligations of states and
     political subdivisions           641         55       $  1        695
    Foreign governments               302         20          5        317
    Corporate securities            8,780        258        232      8,806
    Mortgage-backed and asset-
     backed securities              5,230        101        100      5,231
    Redeemable preferred stock         52          9          8         53
                                  ----------------------------------------
    Total fixed maturity
     securities                   $15,037       $445       $346    $15,136
                                  ========================================
    Total equity securities       $   173       $ 18       $ 12    $   179
                                  ========================================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   The net carrying amount and estimated fair value of fixed maturity securities available for sale as of December 31, 2001, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       Net
                                                     Carrying Estimated
                                                      Amount  Fair Value
                                                     -------------------
                                                        (In Millions)
        Due in one year or less                      $   794    $   811
        Due after one year through five years          4,785      4,924
        Due after five years through ten years         3,699      3,775
        Due after ten years                            2,708      2,768
                                                     ------------------
                                                      11,986     12,278
        Mortgage-backed and asset-backed securities    4,822      4,769
                                                     ------------------
        Total                                        $16,808    $17,047
                                                     ==================

   Major categories of investment income are summarized as follows:

                                               Years Ended December 31,
                                                 2001    2000    1999
                                               ------------------------
                                                    (In Millions)
        Fixed maturity securities                $1,118  $1,109  $1,030
        Equity securities                             5      13      15
        Mortgage loans                              206     230     208
        Real estate                                  64      61      46
        Policy loans                                202     182     159
        Other                                       172     218     166
                                               ------------------------
        Gross investment income                   1,767   1,813   1,624
        Investment expense                          139     130     114
                                               ------------------------
        Net investment income                    $1,628  $1,683  $1,510
                                               ========================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   Net realized investment gain (loss), including changes in valuation allowances, is as follows:

                                                           Years Ended
                                                           December 31,
                                                         2001    2000  1999
                                                         ------------------
                                                          (In Millions)
        Fixed maturity securities                        $(45) $    2  $16
        Equity securities                                  31     (13)  58
        Mortgage loans                                              6    7
        Real estate                                         9      (3)  18
        Interest in PIMCO Advisors (Note 1)                     1,082
        Other investments                                  (9)    (77)
                                                         -----------------
        Total                                            $(14) $  997  $99
                                                         =================

   The change in fair value on investments in available for sale and trading securities is as follows:

                                                        December 31,
                                                      2001  2000     1999
                                                      -------------------
                                                        (In Millions)
        Available for sale securities:
          Fixed maturity                              $140  $477  $  (925)
          Equity                                         5   (20)    (157)
                                                      -------------------
        Total                                         $145  $457  $(1,082)
                                                      ===================
        Trading securities                            $(17) $  6  $     0
                                                      ===================

  Gross gains of $67 million, $125 million and $188 million and gross losses of $48 million, $44 million and $62 million, which have been included in earnings as a result of sales of available for sale securities, were realized for the years ended December 31, 2001, 2000 and 1999, respectively. Trading securities as of December 31, 2001 and 2000, included net unrealized losses of $15 million and net unrealized gains of $2 million, respectively.

  As of December 31, 2001 and 2000, investments in fixed maturity securities of $13 million were on deposit with state insurance departments to satisfy regulatory requirements. The Company's interest in PIMCO Advisors (Note 1) exceeds 10% of total stockholder's equity as of December 31, 2001.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The carrying amount and estimated fair value of the Company's financial instruments are as follows:

                                         December 31, 2001   December 31, 2000
                                        ------------------- -------------------
                                        Carrying  Estimated Carrying  Estimated
                                        Amount   Fair Value   Amount Fair Value
                                        ---------------------------------------
                                                     (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 5)              $17,313   $17,313   $15,315   $15,315
      Trading securities                    458       458        71        71
      Mortgage loans                      2,933     3,088     3,026     3,246
      Policy loans                        4,899     4,899     4,680     4,680
      Cash and cash equivalents             510       510       211       211
      Interest in PIMCO Advisors (Note
       1)                                 1,703     1,703     1,548     1,548
      Derivative instruments (Note 7)        26        26        15        15
      Notes receivable from affiliates       88        88
    Liabilities:
      Guaranteed interest contracts       7,498     7,625     6,676     6,803
      Deposit liabilities                   482       495       470       483
      Annuity liabilities                 1,955     1,955     1,114     1,114
      Short-term debt                       275       275       195       195
      Long-term debt                        164       160       164       166
      Derivative instruments (Note 7)       530       530       445       445

   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2001 and 2000:

   TRADING SECURITIES

   The fair value of trading securities is based on quoted market prices.

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values because interest rates are generally variable and based on current market rates.

   CASH AND CASH EQUIVALENTS

   The carrying values approximate fair values due to the short-term maturities of these instruments.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

   NOTES RECEIVABLE FROM AFFILIATES

   The carrying amount of notes receivable from affiliates (Note 16) is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of GICs is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   LONG-TERM DEBT

   The estimated fair value of surplus notes (Note 10) is based on market quotes. The carrying amount of other long-term debt is a reasonable estimate of its fair value because the interest rate on the debt is approximately the same as current market rates.

7. DERIVATIVES AND HEDGING ACTIVITIES

   The Company primarily utilizes various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration mismatch of assets and liabilities.

   The Company uses hedge accounting as allowed by SFAS No. 133 and SFAS No. 138, by designating derivative instruments as either fair value or cash flow hedges on the date the Company enters into a derivative contract. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. Hedge effectiveness is assessed quarterly by a variety of techniques including Value-at-Risk, regression analysis and cumulative dollar offset. In certain cases, hedge effectiveness is assumed because the derivative instrument was constructed such that all critical terms of the derivative exactly match the hedged risk in the hedged item.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVES AND HEDGING ACTIVITIES (Continued)

   Fair Value Hedges
   -----------------

   The Company primarily uses interest rate and foreign currency swaps and options to manage its exposure to changes in the fair values of its assets and liabilities due to fluctuations in foreign currencies and the benchmark interest rate. For derivative instruments that are designated as fair value hedges, the change in value of the derivative instrument as well as the change in fair value of the hedged item associated with the risk being hedged is recorded in net realized investment gain (loss). Periodic net settlements on derivatives designated as fair value hedges are reflected on an accrual basis as an adjustment to net investment income or interest credited on universal life and investment-type products, based on the item being hedged. The change in value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item. Upon termination of the fair value hedging relationship, the accumulated cost basis adjustment is amortized into net investment income or interest credited to universal life or investment-type products over its remaining life or recognized immediately in connection with the disposal of the hedged item.

   For the year ended December 31, 2001, the ineffectiveness related to fair value hedges was approximately $0.2 million, net of tax, which is recorded in net realized investment gain (loss). No component of the hedging instrument's fair value is excluded from the determination of effectiveness.

   Cash Flow Hedges
   ----------------

   The Company primarily uses interest rate and foreign currency swaps and interest rate futures contracts to manage its exposure to variability in cash flows due to changes in foreign currencies and the benchmark interest rate. These cash flows include those associated with existing assets and liabilities as well as the forecasted interest cash flows related to anticipated investment purchases and liability issuances. Such anticipated investment purchases and liability issuances are considered to be probable to occur and are generally completed within 180 days of the inception of the hedge. The Company has not discontinued any cash flow hedges of anticipated transactions. For derivative instruments that are designated as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in OCI and is recognized as an adjustment to net investment income or interest credited on universal life and investment-type products when the hedged item affects earnings.

   The Company did not record any ineffectiveness for cash flow hedges during the year ended December 31, 2001. Over the next twelve months, the Company anticipates that $0.8 million of deferred gains on derivative instruments in accumulated OCI will be reclassified to earnings. For the year ended December 31, 2001, none of the Company's hedged forecasted transactions were determined to be probable of not occurring. No component of the hedging instrument's fair value is excluded from the determination of effectiveness.

   Derivatives Not Designated as Hedging Instruments
   -------------------------------------------------

   The Company enters into swap agreements, interest rate futures contracts, interest rate cap and floor agreements, and equity indexed futures contracts without designating the derivatives as hedging instruments. Derivatives that are not designated as hedging instruments are entered into primarily to manage the Company's interest rate risk from rising or falling interest rates, equity risk and yield enhancement. The Company uses credit default and total return swaps to manage the credit exposure of the portfolio, equity risk embedded in certain liabilities and to take advantage of market opportunities. Net realized investment gain (loss) for the year ended December 31, 2001 includes $2 million related to realized gains and losses and changes in fair value of derivative instruments not designated as hedges. Periodic net settlements on such derivatives are recorded as adjustments to net investment income or interest credited on universal life and investment-type products on an accrual basis, based upon the purpose of the derivative.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVES AND HEDGING ACTIVITIES (Continued)

   Embedded Derivatives
   --------------------

   The Company may enter into contracts that are not derivative instruments, but contain embedded derivatives. When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative. Such derivatives are recorded on the consolidated statement of financial condition at fair value, with changes in their fair value recorded in net realized investment gain (loss).

   Derivative Instruments
   ----------------------

   The Company uses a variety of derivative financial instruments, including swaps, caps, floors, and exchange traded futures contracts.

   Interest rate swap agreements involve the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index, market or security. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

   Foreign currency swaps involve the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed exchange rate. There is also periodic exchange of interest payments in the two currencies at specified intervals, calculated using agreed upon rates and the exchanged principal amounts.

   The Company issues synthetic GICs to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan). The ERISA Plan uses the contracts in its stable value or guaranteed fixed income option. Synthetic GICs provide certain of the ERISA Plan's assets a guarantee of principal and interest, as it relates to certain benefit payments. The Company has an off balance sheet risk that the value of the underlying assets is insufficient to meet these guarantees. To control this risk, the Company pre-approves all investment guidelines. Default risk is absorbed by the ERISA Plan. The interest rate guarantee is reset periodically to reflect actual performance results. As of December 31, 2001 the Company had outstanding commitments to maintain liquidity for benefit payments on notional amounts of $2.6 billion compared to $1.7 billion as of December 31, 2000. The notional amounts represent the value of the ERISA Plan's assets only and are not a measure of the exposure to the Company.

   Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition.

   Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVES AND HEDGING ACTIVITIES (Continued)

   Outstanding derivatives with off-balance sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair value as of December 31, 2001 and 2000 are as follows:

                                                          Assets (Liabilities)
                                                -----------------------------------------
                                 Notional or    Carrying  Estimated  Carrying  Estimated
                              Contract Amounts   Value    Fair Value  Value    Fair Value
                              ----------------- --------  ---------- --------  ----------
                                2001     2000     2001       2001      2000       2000
                              -----------------------------------------------------------
                                                    (In Millions)
    Interest rate swap
     contracts                $  3,512 $  2,648   $(144)     $(144)    $ (89)      $ (89)
    Credit default and total
     return swaps                2,375    3,896    (105)      (105)     (132)       (132)
    Foreign currency swaps       3,310    2,488    (281)      (281)     (224)       (224)
    Synthetic GICs               2,599    1,695
    Interest rate floors,
     caps, options and
     swaptions                     829      745      26         26        15          15
    Financial futures
     contracts                      97       58
                              ----------------------------------------------------------
    Total                      $12,722  $11,530   $(504)     $(504)    $(430)      $(430)
                              ==========================================================

   A reconciliation of the notional or contract amounts is as follows:

                                   Balance  Acquisitions Terminations Balance
                                  Beginning  and Other       and      End of
                                   of Year   Additions    Maturities   Year
                                  -------------------------------------------
                                                 (In Millions)
    December 31, 2001:
    ------------------
    Interest rate swap contracts   $ 2,648     $1,100       $  236    $ 3,512
    Credit default and total
     return swaps                    3,896        254        1,775      2,375
    Foreign currency swaps           2,488      1,439          617      3,310
    Synthetic GICs                   1,695      1,046          142      2,599
    Interest rate floors, caps,
     options and swaptions             745        103           19        829
    Financial futures contracts         58      3,398        3,359         97
                                  -------------------------------------------
    Total                          $11,530     $7,340       $6,148    $12,722
                                  ===========================================
    December 31, 2000:
    ------------------
    Interest rate swap contracts   $ 2,867     $2,419       $2,638    $ 2,648
    Credit default and total
     return swaps                    2,120      2,898        1,122      3,896
    Foreign currency swaps           1,685      1,079          276      2,488
    Synthetic GICs                   1,632        470          407      1,695
    Interest rate floors, caps,
     options and swaptions           1,033        160          448        745
    Financial futures contracts        677      2,762        3,381         58
                                  -------------------------------------------
    Total                          $10,014     $9,788       $8,272    $11,530
                                  ===========================================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   The detail of universal life and investment-type product liabilities is as follows:

                                                           December 31,
                                                           2001    2000
                                                          ---------------
                                                           (In Millions)
           Universal life                                 $12,278 $11,405
           Investment-type products                         9,518   8,005
                                                          ---------------
                                                          $21,796 $19,410
                                                          ===============

   The detail of universal life and investment-type products policy fees and interest credited, net of reinsurance ceded, is as follows:

                                       Years Ended December 31,
                                         2001     2000    1999
                                       -------------------------
                                             (In Millions)
           Policy fees:
             Universal life            $     582 $   541 $   509
             Investment-type products        239     228     145
                                       -------------------------
           Total policy fees           $     821 $   769 $   654
                                       =========================
           Interest credited:
             Universal life            $     500 $   467 $   444
             Investment-type products        529     530     494
                                       -------------------------
           Total interest credited     $   1,029 $   997 $   938
                                       =========================

9. LIABILITY FOR GROUP HEALTH UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSE

   Activity in the liability for group health unpaid claims and claim adjustment expenses, which is included in future policy benefits, is summarized as follows:

                                  Years Ended December 31,
                                      2001        2000
                                  ------------------------
                                        (In Millions)
          Balance at January 1        $130        $116
          Incurred related to:
            Current year               569         395
            Prior years                (12)        (19)
                                  ------------------------
          Total incurred               557         376
                                  ------------------------
          Paid related to:
            Current year               448         297
            Prior years                 80          65
                                  ------------------------
          Total paid                   528         362
                                  ------------------------
          Balance at December 31      $159        $130
                                  ========================

   As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $12 million and $19 million for the years ended December 31, 2001 and 2000, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. SHORT-TERM AND LONG-TERM DEBT

   Pacific Life borrows for short-term needs by issuing commercial paper. There was no commercial paper debt outstanding as of December 31, 2001 and 2000. As of December 31, 2001 and 2000, Pacific Life had a revolving credit facility of $350 million. There was no debt outstanding under the revolving credit facility as of December 31, 2001 and 2000.

   PAM had bank borrowings outstanding of $275 million and $195 million as of December 31, 2001 and 2000, respectively. The interest rate was 2.3% and 6.9% as of December 31, 2001 and 2000, respectively. The amount of the borrowings and the interest rates are reset monthly. The borrowing limit for PAM as of December 31, 2001 and 2000, was $275 million and $215 million, respectively.

   Grayhawk has a note payable with a maturity date of May 22, 2008. The note bears a fixed rate of interest of 7.6%. The outstanding balance as of December 31, 2001 and 2000 was $14 million.

   Pacific Life has $150 million of long-term debt, which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest and principal on the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $12 million for each of the years ended December 31, 2001, 2000 and 1999 and is included in net investment income.

11. INCOME TAXES

   The provision for income taxes is as follows:

                                                   Years Ended December 31,
                                                      2001      2000     1999
                                                  -----------------------------
                                                       (In Millions)
    Current                                          $(5)      $ 34     $152
    Deferred                                          60        424       (8)
                                                  -----------------------------
    Provision for income taxes on income before
     cumulative adjustments due to changes in
     accounting principles                            55        458      144
    Deferred income tax provision on cumulative
     adjustments due to changes in accounting
     principles                                       (4)
                                                  -----------------------------
    Total                                            $51       $458     $144
                                                  =============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)


   The sources of the Company's provision for deferred taxes are as follows:

                                                   Years Ended December 31,
                                                    2001      2000      1999
                                                  ----------------------------
                                                        (In Millions)
    Nonmonetary exchange of PIMCO Advisors units
     (Note 1)                                                   $447
    Deferred policy acquisition costs                 $ 99        57      $ 20
    Policyholder reserves                                7        19        51
    Duration hedging                                               3       (30)
    Investment valuation                                (7)      (19)      (28)
    Partnership income                                 (26)        3       (25)
    Low income housing credit carryover                (31)
    Other                                               14        (4)        4
                                                  ----------------------------
    Deferred taxes from operations                      56       506        (8)
    Release of deferred taxes in connection with
     nonmonetary exchange of PIMCO Advisors
     units (Note 1)                                              (82)
                                                  ----------------------------
    Provision for deferred taxes                      $ 56      $424      $ (8)
                                                  ============================

   In connection with the nonmonetary exchange of partnership units at PIMCO Advisors (Note 1), certain nonoperating deferred taxes previously established were released during the year ended December 31, 2000.

   A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                    Years Ended December 31,
                                                     2001      2000      1999
                                                   ----------------------------
                                                         (In Millions)
    Provision for income taxes at the statutory
     rate                                              $106      $509      $180
      State income taxes                                  4        25
      Nontaxable investment income                       (6)       (6)       (7)
      Low income housing and foreign tax credits        (28)      (22)      (19)
      Book to tax basis difference on nonmonetary
       exchange of PIMCO Advisors units (Note 1)                  (35)
      Other                                             (21)      (13)      (10)
                                                   ----------------------------
    Provision for income taxes on income before
     cumulative adjustments due to changes in
     accounting principles                               55       458       144
    Deferred income tax provision on cumulative
     adjustments due to changes in accounting
     principles                                          (4)
                                                   ----------------------------
    Total                                              $ 51      $458      $144
                                                   ============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)

   The net deferred tax liability, included in other liabilities as of December 31, 2001 and 2000, is comprised of the following tax effected temporary differences:

                                                             December 31,
                                                              2001    2000
                                                             --------------
                                                             (In Millions)
        Deferred tax assets
          Policyholder reserves                              $  177   $ 184
          Investment valuation                                   99      92
          Deferred compensation                                  40      35
          Low income housing credit carryover                    31
          Duration hedging                                       18      18
          Partnership income                                     10
          Dividends                                               7       7
          Postretirement benefits                                 6       8
          Other                                                   5      22
                                                             --------------
        Total deferred tax assets                               393     366
                                                             --------------
        Deferred tax liabilities
          Nonmonetary exchange of PIMCO Advisors units
           (Note 1)                                            (429)   (429)
          Deferred policy acquisition costs                    (200)   (101)
          Partnership income                                            (16)
          Depreciation                                           (2)     (2)
                                                             --------------
        Total deferred tax liabilities                         (631)   (548)
                                                             --------------
        Net deferred tax liability from operations             (238)   (182)
        Deferred taxes on World-Wide (Note 4)                           (11)
        Deferred taxes on OCI                                  (159)    (23)
                                                             --------------
        Net deferred tax liability                           $( 397)  $(216)
                                                             ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. COMPREHENSIVE INCOME (LOSS)

   The Company displays comprehensive income (loss) and its components on the accompanying consolidated statements of stockholder's equity and as follows. OCI is shown net of reclassification adjustments and net of deferred income taxes. The disclosure of the gross components of OCI is as follows:

                                                   Years Ended December 31,
                                                    2001      2000      1999
                                                   ---------------------------
                                                         (In Millions)
    Gross Holding Gain (Loss):
      Holding gain (loss) on securities available
       for sale                                       $151     $ 457     $(948)
      Holding loss on derivatives                      (20)      (70)     (226)
      Income tax (expense) benefit                     (45)     (135)      411
    Reclassification adjustment:
      Realized (gain) loss on sale of securities
       available for sale                               (5)        3       (78)
      Realized loss on derivatives                      71
      Provision for income taxes (benefit)             (24)       (1)       27
    Allocation of holding (gain) loss to deferred
     policy
     acquisition costs                                   2       (27)       44
    Provision for income (taxes) benefit                (1)        9       (15)
                                                   ---------------------------
    Net unrealized gain (loss) on securities
     available for sale                                129       236      (785)
    Foreign currency translation adjustment             (1)       (4)       (1)
    Unrealized gain on interest in PIMCO Advisors
     (Note 1)                                          111        77
                                                   ---------------------------
    Total                                             $239      $309     $(786)
                                                   ===========================

13. REINSURANCE

   The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger mortality risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance of future policy benefits, universal life deposits, and unpaid losses is included in other assets. All assets associated with business reinsured on a yearly renewable term and modified coinsurance basis remain with, and under the control of the Company. Amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                                        December 31,
                                                         2001    2000
                                                        --------------
                                                        (In Millions)
      Universal life deposits                             $(79)   $(66)
      Future policy benefits                               155     156
      Unpaid claims                                         34      26
      Paid claims                                           16      13
      Other                                                 17      33
                                                        --------------
      Net reinsurance recoverable                         $143    $162
                                                        ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (Continued)

   As of December 31, 2001, 75% of the reinsurance recoverables were from two reinsurers, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies. The components of insurance premiums are as follows:

                                                          Years Ended December 31,
                                                          2001      2000     1999
                                                        ---------------------------
                                                            (In Millions)
      Direct premiums                                    $ 923     $ 646     $563
      Ceded reinsurance                                   (129)     (108)     (93)
      Assumed reinsurance                                   18        14       14
                                                        ---------------------------
      Insurance premiums                                 $ 812     $ 552     $484
                                                        ===========================

   Revenues and benefits are shown net of the following reinsurance transactions:

                                                     Years Ended December 31,
                                                       2001     2000    1999
                                                     -------------------------
                                                           (In Millions)
      Ceded reinsurance netted against policy fees       $ 85     $ 74    $ 52
      Ceded reinsurance netted against net
       investment income                                  266      244     212
      Ceded reinsurance netted against interest
       credited                                           210      161     111
      Ceded reinsurance netted against policy
       benefits                                           115      110      88
      Assumed reinsurance included in policy
       benefits                                            11       12       8

14. SEGMENT INFORMATION

   The Company has five operating segments: Life Insurance, Institutional Products, Annuities, Group Insurance and Broker-Dealers. These segments are managed separately and have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

   Prior to May 4, 2000, the Company had another operating segment, Investment Management. In connection with the PIMCO Advisors transaction (Note 1), Investment Management was no longer considered an operating segment by management and, effective May 5, 2000, it's activities are included in Corporate and Other. PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

   The Life Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, sales centers, marketing organizations, National Association of Securities Dealers (NASD) firms and a national producer group that has produced over 10% of the segment's in force business.

   The Institutional Products segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team and other intermediaries.

   The Annuities segment offers variable and fixed annuities to individuals and small businesses through NASD firms, regional and national wirehouses, and financial institutions.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The Group Insurance segment primarily offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is primarily distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators.

   The Broker-Dealers segment includes five NASD registered firms that provide securities and insurance brokerage services and investment advisory services through approximately 3,100 registered representatives. Pacific Life's direct wholly owned broker-dealer subsidiary, Pacific Select Distributors, Inc. (PSD), primarily serves as the underwriter/distributor of registered investment-related products and services, principally variable life and annuity contracts issued by Pacific Life. During 2001, PSD became the distributor of the Pacific Funds, a multi-class, open end investment management company. Pacific Life is the investment adviser to the Pacific Funds.

   Corporate and Other primarily includes investment income, expenses and assets not attributable to the operating segments, and the operations of World-Wide (Note 4). Corporate and Other also includes the elimination of intersegment revenues, expenses and assets, including commission revenue and expense from the sale of Pacific Life's variable life and annuity products.

   The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and net realized investment gain (loss) are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The provision for income taxes is allocated based on each segment's actual tax provision.

   The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

   Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant noncash item disclosed herein is interest credited to universal life and investment-type products.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 2001:

                               Life    Institutional             Group   Broker- Corporate
                             Insurance   Products    Annuities Insurance Dealers and Other  Total
    -----------------------------------------------------------------------------------------------
                                                         (In Millions)
    REVENUES
    Policy fees               $   582     $     2     $   237                              $   821
    Insurance premiums            (59)        113                $723             $   35       812
    Net investment income         645         831          67      19     $  1        65     1,628
    Net realized investment
     gain (loss)                                5                   2                (21)      (14)
    Commission revenue                                                     580      (399)      181
    Other income                   28          10          99       2       40        46       225
                             ---------------------------------------------------------------------
    Total revenues              1,196         961         403     746      621      (274)    3,653
                             ---------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Policy benefits               205         351          27     557                 23     1,163
    Interest credited             506         456          67                                1,029
    Commission expenses           149           3         146      50      570      (394)      524
    Operating expenses            172          20         144     113       53       132       634
                             ---------------------------------------------------------------------
    Total benefits and
     expenses                   1,032         830         384     720      623      (239)    3,350
                             ---------------------------------------------------------------------

    Income (loss) before
     provision
     for income taxes
     (benefit)                    164         131          19      26       (2)      (35)      303
    Provision for income
     taxes (benefit)               38          34           1       7       (1)      (24)       55
                             ---------------------------------------------------------------------
    Income (loss) before
     cumulative adjustments
     due to changes in
     accounting principles        126          97          18      19       (1)      (11)      248
    Cumulative adjustments
     due to changes in
     accounting principles,
     net of taxes                  (3)         (8)         (1)      1                  4        (7)
                             ---------------------------------------------------------------------
    Net income (loss)         $   123     $    89     $    17    $ 20     $ (1)   $   (7)  $   241
                             =====================================================================


    Total assets              $18,216     $16,121     $17,928    $431     $ 74    $2,912   $55,682
    Deferred policy
     acquisition costs        $   923     $    75     $ 1,115                              $ 2,113
    Separate account assets   $ 3,615     $ 4,461     $15,382                              $23,458
    Policyholder and
     contract liabilities     $13,325     $10,965     $ 1,874    $212                      $26,376
    Separate account
     liabilities              $ 3,615     $ 4,461     $15,382                              $23,458

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 2000, except for the Investment Management Segment, which is for the period ended, May 4, 2000:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other  Total
    ---------------------------------------------------------------------------------------------------------
                                                               (In Millions)
    REVENUES
    Policy fees               $   541     $     3     $   225                                         $   769
    Insurance premiums            (49)         64           2    $511                        $   24       552
    Net investment income         609         838          58      29       $49      $  1        99     1,683
    Net realized investment
     gain (loss)                  (22)        (40)         (4)     (7)       10               1,060       997
    Commission revenue                                                                687      (417)      270
    Other income                   32           8          97       4         6        23        39       209
                             --------------------------------------------------------------------------------
    Total revenues              1,111         873         378     537        65       711       805     4,480
                             --------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Policy benefits               190         298           6     385                                     879
    Interest credited             474         458          53                                    12       997
    Commission expenses           161           2         135      36                 650      (408)      576
    Operating expenses            159          20         126      93        27        47       103       575
                             --------------------------------------------------------------------------------
    Total benefits and
     expenses                     984         778         320     514        27       697      (293)    3,027
                             --------------------------------------------------------------------------------
    Income before provision
     for income taxes             127          95          58      23        38        14     1,098     1,453
    Provision for income
     taxes                         29          18          21       6         8         6       370       458
                             --------------------------------------------------------------------------------

    Net income                $    98     $    77     $    37    $ 17       $30      $  8    $  728   $   995
                             ================================================================================

    Total assets              $17,232     $17,908     $16,661    $374                $ 72    $2,537   $54,784
    Deferred policy
     acquisition costs        $   825     $    75     $   886                                $   10   $ 1,796
    Separate account assets   $ 3,543     $ 7,104     $15,271                                         $25,918
    Policyholder and
     contract liabilities     $12,439     $10,218     $ 1,019    $189                        $   87   $23,952
    Separate account
     liabilities              $ 3,543     $ 7,104     $15,271                                         $25,918

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information for the year ended December 31, 1999:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other Total
    --------------------------------------------------------------------------------------------------------
                                                              (In Millions)
    REVENUES
    Policy fees               $  509       $  3        $142                                           $  654
    Insurance premiums           (32)        25           6      $476                         $   9      484
    Net investment income        582        679          78        23       $116     $  1        31    1,510
    Net realized investment
     gain (loss)                  11         26                    (1)        10                 53       99
    Commission revenue                                                                583      (349)     234
    Other income                  25         11          57         3         15       19        15      145
                             -------------------------------------------------------------------------------
    Total revenues             1,095        744         283       501        141      603      (241)   3,126
                             -------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Policy benefits              174        197          10       354                                    735
    Interest credited            451        418          65                                       4      938
    Commission expenses          163                     87        33                 549      (347)     485
    Operating expenses           128         17          48        84         78       42        56      453
                             -------------------------------------------------------------------------------
    Total benefits and
     expenses                    916        632         210       471         78      591      (287)   2,611
                             -------------------------------------------------------------------------------
    Income before provision
     for income taxes            179        112          73        30         63       12        46      515
    Provision for income
     taxes                        54         31          24        10         12        5         8      144
                             -------------------------------------------------------------------------------

    Net income                $  125       $ 81        $ 49      $ 20       $ 51     $  7     $  38   $  371
                             ===============================================================================

15. EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   Pacific Life provides a defined benefit pension plan covering all eligible employees of the Company. On July 1, 2000, Pacific Life converted this final average pay formula defined benefit plan to a cash balance approach. Active employees' existing benefits in this plan were converted to opening balances and will increase over time from credits, based on years of service and compensation levels, and quarterly interest accruals. The full-benefit vesting period for all participants is five years. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   Components of the net periodic pension expense (benefit) are as follows:

                                                  Years Ended December 31,
                                                   2001      2000      1999
                                                 ----------------------------
                                                       (In Millions)
        Service cost - benefits earned during
         the year                                    $ 12      $  6      $  5
        Interest cost on projected benefit
         obligation                                    12        12        11
        Expected return on plan assets                (16)      (17)      (16)
        Amortization of net obligations and
         prior service cost                            (1)       (4)       (2)
                                                 ----------------------------
        Net periodic pension expense (benefit)       $  7      $ (3)     $ (2)
                                                 ============================

   The following tables set forth the changes in projected benefit obligation and plan assets and funded status reconciliation:

                                                         December 31,
                                                          2001    2000
                                                         --------------
                                                         (In Millions)
        Change in Projected Benefit Obligation:
        ---------------------------------------
        Projected benefit obligation, beginning of year    $170    $156
          Service cost                                       12       6
          Interest cost                                      12      12
          Plan expense                                       (1)     (1)
          Actuarial loss                                      4       5
          Benefits paid                                     (19)     (8)
                                                         --------------
        Projected benefit obligation, end of year          $178    $170
                                                         ==============

        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year       $197    $212
          Actual return on plan assets                      (13)     (6)
          Employer contributions                             17
          Plan expense                                       (1)     (1)
          Benefits paid                                     (19)     (8)
                                                         --------------
        Fair value of plan assets, end of year             $181    $197
                                                         ==============

        Funded Status Reconciliation:
        -----------------------------
        Funded status                                      $  3    $ 27
        Unrecognized transition asset                                (1)
        Unrecognized actuarial (gain) loss                   15     (18)
                                                         --------------
        Prepaid pension cost                               $ 18    $  8
                                                         ==============

  In determining the actuarial present value of the projected benefit obligation as of December 31, 2001 and 2000, the weighted average discount rate used was 7.0% and 7.5%, respectively, and the rate of increase in future compensation levels was 4.5% and 5.0%, respectively. The expected long-term rate of return on plan assets was 8.5% in 2001 and 2000.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   POSTRETIREMENT BENEFITS

   Pacific Life provides a defined benefit health care plan and a defined benefit life insurance plan (the Plans) that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

   The net periodic postretirement benefit cost for the years ended December 31, 2001, 2000 and 1999 is $1 million. As of December 31, 2001 and 2000, the accumulated benefit obligation is $19 million and $20 million, respectively. The fair value of the plan assets as of December 31, 2001 and 2000 is zero. The amount of accrued benefit cost included in other liabilities is $24 million as of December 31, 2001 and 2000.

   The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 9.0% and 10.0% for 2001 and 2000, respectively, and is assumed to decrease gradually to 5.0% in 2005 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 8.0% and 9.0% for 2001 and 2000, respectively, and is assumed to decrease gradually to 4.5% in 2005 and remain at that level thereafter.

   The amount reported is materially affected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 2001 would be increased by 7.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 6.6%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 2001 would be decreased by 6.6%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 6.4%.

   The discount rate used in determining the accumulated postretirement benefit obligation is 7.0% and 7.5% for 2001 and 2000, respectively.

   OTHER PLANS

   Pacific Life provides a voluntary Retirement Incentive Savings Plan (RISP) pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Pacific Life's RISP matches 75% of each employee contributions, up to a maximum of 6.0% of eligible employee compensation, to an Employee Stock Ownership Plan (ESOP). ESOP contributions made by the Company amounted to $9 million, $8 million and $7 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are included in operating expenses.

   The ESOP was formed at the time of the Conversion and is only available to the participants of the RISP in the form of matching contributions. Pacific LifeCorp issued 1.7 million shares of common stock to the ESOP in 1997, in exchange for a promissory note of $21 million (ESOP Note) bearing an interest rate of 6.5%. Interest and principal payments are due semiannually in equal installments through September 2, 2012. Interest and principal payments made by the ESOP to Pacific LifeCorp were funded by contributions from Pacific Life. In 1999, Pacific Life loaned cash to the ESOP to pay off the ESOP Note due Pacific LifeCorp. Interest and principal payments made by the ESOP to Pacific Life continue to be funded by contributions from Pacific Life. The interest rate was reduced to 6.0% effective September 2, 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   The ESOP Note is included in unearned ESOP shares. The unearned ESOP shares account is reduced as ESOP shares are released for allocation to participants through ESOP contributions by Pacific Life. In addition, when the fair value of ESOP shares being released for allocation to participants exceeds the original issue price of those shares, paid-in capital is increased by this difference.

   On January 9, 2002, Pacific Life loaned cash of $46 million to the ESOP in exchange for a 5.5% promissory note due January 9, 2017. The ESOP then purchased 2 million shares of newly issued common stock of Pacific LifeCorp at a price of $23.00 per share in exchange for cash. These newly issued shares were purchased in order for the ESOP to maintain its matching contributions to participants in the plan.

   The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined annually. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts.

   The Company also has performance-based incentive compensation plans for its employees.

16. TRANSACTIONS WITH AFFILIATES

   Pacific Life serves as the investment adviser for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $117 million, $115 million and $70 million for the years ended December 31, 2001, 2000 and 1999, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund and other affiliates based on an allocation of actual costs. Fees amounted to $948,000, $698,000 and $1,288,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

   PAM has an agreement to loan Pacific LifeCorp up to $350 million at variable rates. The outstanding balance as of December 31, 2001 was $70 million. There was no balance outstanding as of December 31, 2000. The interest rate as of December 31, 2001 was 2.2%.

   During 2001, PAM entered into an agreement to loan Aviation Capital Group Holding Corp., a subsidiary of Pacific LifeCorp, up to $100 million at variable rates. The outstanding balance as of December 31, 2001 was $18 million. The interest rate as of December 31, 2001 was 4.1%.

17. TERMINATION AND NONCOMPETITION AGREEMENTS

   The Company had termination and noncompetition agreements with certain former key employees of PAM's subsidiaries. In connection with the closing of the PIMCO Advisors transaction (Note 1), these agreements were assumed by Allianz. These agreements provided terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other noncompete payments. For the years ended December 31, 2000 and 1999, $14 million and $54 million, respectively, is included in operating expenses related to these agreements.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. COMMITMENTS AND CONTINGENCIES


   The Company has outstanding commitments to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2002                                                    $290
          2003 through 2006                                        234
          2007 and thereafter                                       82
                                                                  ----
        Total                                                     $606
                                                                  ====

   The Company leases office facilities under various noncancelable operating leases. Rent expense, which is included in operating expenses, in connection with these leases was $15 million, $14 million and $9 million for the years ended December 31, 2001, 2000 and 1999, respectively. Aggregate minimum future commitments are as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2002                                                    $ 16
          2003 through 2006                                         53
          2007 and thereafter                                       31
                                                                  ----
        Total                                                     $100
                                                                  ====

   The Company has investments in entities that are not consolidated because of control and substantive ownership by independent third parties. There are no material unrecorded liabilities and all material guarantees and commitments have been disclosed herein.

   The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

   ----------------------------------------------------------------------------

APPENDIX A - JOINT EQUAL AGE


                      ----------------------------------------------------------
An example             Joint equal age is a calculation that combines the ages
                       and insurance risks of two people insured by a policy. It
This example           changes many possible combinations of ages, risk classes,
assumes a male         nonstandard ratings and genders for the insureds into a
smoker who is age      two life status. With joint equal age, we assume that
65 and a female        both people have the same age, gender (both always male),
nonsmoker who is       and risk class (both smoker or both nonsmoker).

age 55 and has a
Table D nonstandard    How we use joint equal age
rating.                We use the joint equal age for calculating the death
                       benefit under Option D.
Here's how we
calculate the joint    How we calculate joint equal age
equal age.

                    Here are the five steps we use to calculate joint equal
Step 1 age. We start with the actual ages of the insureds on the policy date.

Add 6 to the male
age of 65 because      Step 1 Adjust ages for smoker status
he is a smoker. For
the female, add 0      If one person is a smoker and the other is a nonsmoker,
to age 55 because      we add a specified number of years to the age of the
she is a nonsmoker.    smoker. We do not adjust the age of the nonsmoker. The
                       table below shows how we make the adjustment.
Adjusted ages after
Step 1:
..Male 71
..Female 55

                       -----------------------------------------------
                       Number of smokers     Add to actual age (years)
                       -----------------------------------------------
                       None                                         0
                       One female                                   4
                       One male                                     6
                       One unisex                                   6
                       Two                                          0
                       -----------------------------------------------

                       If both insureds are smokers, or if both insureds are nonsmokers, we do not adjust the age in this step.


Step 2                 Step 2 Adjust ages for gender

Subtract 0 from the    We subtract years from the adjusted age we calculated in
male age of 65. For    Step 1, based on gender. The table below shows how we
the female,            make the adjustment.
subtract 5 from age
55.

Adjusted ages after
Step 2:
..Male 71
..Female 50

                       -------------------------------------------------
                       Gender         Subtract from adjusted age (years)
                       -------------------------------------------------
                       Female                                         5
                       Male                                           0
                       Unisex                                         1
                       -------------------------------------------------

Step 3

The male's age is
not adjusted here
because he does not
have a nonstandard
table rating. Add 8
to the female's age
of 50 because her
table rating is D.


Adjusted ages after
Step 3:
..Male 71
..Female 58

Step 4

Subtract 58 from
71. The difference
is 13. The add-on
factor for 13 is 6
in the table.

Step 5

Add 6, the add-on
factor to 58, the
younger adjusted
age.

The joint equal age
is 64.

APPENDIX A - JOINT EQUAL AGE

Step 3 Adjust ages for table ratings

We add years to the adjusted age in Step 2, based on the nonstandard table rating for each insured. The table below shows how we make the adjustment.


Table ratings represent a multiple of standard mortality rates. Ratings other than 0 represent nonstandard ratings.

----------------------------------------------------------------
Table rating       0   A   B   C   D   E   F   H   J   L   N   P
Add to adjusted    0   2   4   6   8  10  12  14  15  16  18  19
 age (years)
----------------------------------------------------------------

We cap the adjusted age for nonstandard at age 100.

For people who are uninsurable, the adjusted age will always be 100, regardless of their age and gender. We reserve the right to reject an application for a policy.

After Steps 1 through 3, we have each person's adjusted age.

Step 4 Determine the add-on factor

We subtract the younger adjusted age from the older adjusted age. We find the difference between the two in the table below and go across the row to determine the add-on factor.

----------------------      ----------------------
Difference in   Add-on      Difference in   Add-on
adjusted age    factor      adjusted age    factor
(years)        (years)      (years)        (years)
----------------------      ----------------------
0                    0      40-44               12
1-2                  1      45-47               13
3-4                  2      48-50               14
5-6                  3      51-53               15
7-9                  4      54-56               16
10-12                5      57-60               17
13-15                6      61-64               18
16-18                7      65-69               19
19-23                8      70-75               20
24-28                9      76-82               21
29-34               10      83-91               22
35-39               11      92-100              23
----------------------      ----------------------

Step 5 Calculate joint equal age

We add the add-on factor to the younger adjusted age (from Step 3).

The sum is the joint equal age.

     APPENDIX B - DEATH BENEFIT PERCENTAGES


-----------------  ----------------  ----------------  -----------------
 Age  Percentage   Age  Percentage   Age  Percentage   Age   Percentage
-----------------  ----------------  ----------------  -----------------
0-40         250    50         185    60         130       70        115
  41         243    51         178    61         128       71        113
  42         236    52         171    62         126       72        111
  43         229    53         164    63         124       73        109
  44         222    54         157    64         122       74        107
  45         215    55         150    65         120    75-90        105
  46         209    56         146    66         119       91        104
  47         203    57         142    67         118       92        103
  48         197    58         138    68         117       93        102
  49         191    59         134    69         116      >93        101
-----------------  ----------------  ----------------  -----------------

     APPENDIX C - DEATH BENEFIT FACTOR TABLE
--------------------------------------------------------------------------------
Rate per $1.00 of Face Amount

------------------------------------------------------------------------------------------------
Joint
equal
  age                                        Policy years*
------------------------------------------------------------------------------------------------
           5    10    15    20    25    30    35    40    45    50    55    60    65    70   75+
------------------------------------------------------------------------------------------------
   15  1.000 1.000 1.000 1.001 1.002 1.005 1.010 1.022 1.048 1.102 1.210 1.415 1.702 1.957 2.000
   20  1.000 1.000 1.001 1.002 1.004 1.009 1.021 1.046 1.100 1.207 1.411 1.700 1.957 2.000 2.000
   25  1.000 1.000 1.001 1.003 1.008 1.019 1.044 1.097 1.204 1.408 1.697 1.956 2.000 2.000 2.000
   30  1.000 1.001 1.003 1.007 1.018 1.042 1.094 1.200 1.404 1.694 1.955 2.000 2.000 2.000 2.000
   35  1.000 1.002 1.006 1.016 1.039 1.091 1.197 1.400 1.692 1.954 2.000 2.000 2.000 2.000 2.000
   40  1.001 1.005 1.014 1.036 1.087 1.192 1.395 1.688 1.953 2.000 2.000 2.000 2.000 2.000 2.000
   45  1.002 1.011 1.032 1.081 1.185 1.388 1.682 1.952 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   50  1.006 1.025 1.072 1.174 1.376 1.674 1.949 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   55  1.015 1.058 1.157 1.358 1.660 1.945 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   60  1.035 1.128 1.327 1.636 1.936 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   65  1.079 1.274 1.595 1.920 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   70  1.175 1.519 1.891 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   75  1.357 1.822 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   80  1.620 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   85  1.894 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   90  1.969 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   95  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   99  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
------------------------------------------------------------------------------------------------

* Factors are portrayed for both joint equal ages and policy anniversaries, at five year intervals. See your policy for one year increments in death benefit factors.

PACIFIC SELECT
ESTATE PRESERVER V     WHERE TO GO FOR MORE INFORMATION

                      ---------------------------------------------------------
The Pacific Select     For more information about Pacific Select Estate
Estate Preserver V     Preserver V, please call or write to us at the address
variable life          below. You should also use this address to send us any
insurance policy is    notices, forms or requests about your policy.
underwritten by
Pacific Life
Insurance Company.

                      ---------------------------------------------------------
How to contact us      Pacific Life Insurance Company
                       Client Services Department
                       700 Newport Center Drive
                       P.O. Box 7500
                       Newport Beach, California 92658-7500

                       1-800-800-7681
                       7 a.m. through 5 p.m. Pacific time

                      ---------------------------------------------------------
How to contact the     You can also find reports and other information about
SEC                    the policy and separate account from the SEC. The SEC
                       may charge you a fee for this information.

                       Public Reference Section of the SEC
                       Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

                                Underwritten by:

                      [LOGO of PACIFIC LIFE APPEARS HERE]

                         Pacific Life Insurance Company
                            700 Newport Center Drive
                            Newport Beach, CA 92660
                                 (800) 800-7681

                 Visit us at our web site: www.PacificLife.com


                            [LOGO OF IMSA APPEARS HERE]

                  * Membership promotes ethical market conduct for individual life insurance and annuities

15-23872-01

                 Supplement to Prospectus Dated May 1, 2001 for
                  Pacific Select Exec, Pacific Select Choice,
                 Pacific Select Estate Preserver Last Survivor,
               Pacific Select Estate Preserver II Last Survivor,
               Pacific Select Estate Preserver III Last Survivor,
                Pacific Select Estate Preserver IV Last Survivor
                  and Pacific Estate Preserver V Last Survivor
               Flexible Premium Variable Life Insurance Policies
            and the Pacific Select Estate Maximizer Modified Single
            Premium Variable Life Insurance Policy (each a "policy")
                    Issued by Pacific Life Insurance Company

In this supplement, you and your mean the        This supplement provides information about four additional variable investment
Policyholder or Owner. Pacific Life, we, us,     options offered under your policy. Each of these investment options is set up
and our refer to Pacific Life Insurance          as a variable account under our separate account and invests in a corresponding
Company. M Fund refers to M Fund, Inc.           portfolio of the M Fund.
You'll find an explanation of what terms
used in this supplement mean in the              Variable Account I:   Brandes International Equity Fund
accompanying variable life insurance             Variable Account II:  Turner Core Growth Fund
prospectus or the M Fund prospectus.             Variable Account III: Frontier Capital Appreciation Fund
                                                 Variable Account IV:  Clifton Enhanced U.S. Equity Fund
The M Fund is described in detail in its         Variable Account V:   Business Opportunity Value Fund
prospectus and in its Statement of
Additional Information (SAI).                    You can allocate premium payments and transfer accumulated value to these variable investment options, as well as to the other investment options
Each policy is described in detail its           described in the accompanying variable life insurance prospectus.
accompanying variable life insurance
prospectus. Except as described below, all
features and procedures of each policy
described in its prospectus remain intact.

The M Fund is described in detail in its prospectus and in its Statement of Additional Information (SAI).

Each policy is described in detail in its accompanying variable life insurance prospectus. Except as described below, all features and procedures of each policy described in its prospectus remain intact.

Supplement dated May 1, 2002

Your policy's accumulated value will          About the variable investment options
fluctuate depending on the investment         The following chart is a summary of the M Fund portfolios. Each M Fund
options you've chosen.                        portfolio invests in different securities and has its own investment goals, strategies and risks. The value of each portfolio will fluctuate with the value of the investments it holds and returns are not guaranteed. You'll find detailed descriptions of the portfolios, including the risks associated with investing in the portfolios, in the accompanying M Fund prospectus. There's no guarantee that a portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

                                                                  The Portfolio's
                                                                  Investment         The Portfolio's Main         Portfolio
                                               Portfolio          Goal               Investments                  Manager

                                               Brandes            Long-term          Equity securities of         Brandes
                                               International      capital            foreign issuers,             Investment
                                               Equity             appreciation.      including common             Partners,
                                                                                     stocks, preferred            L.P.
                                                                                     stocks and securities
                                                                                     that are convertible
                                                                                     into common stocks.
                                                                                     Focuses on stocks with
                                                                                     capitalizations of
                                                                                     $1 billion or more.
                                                                                     May also invest in
                                                                                     emerging markets
                                                                                     securitites.

                                               Turner Core        Long-term          Common stocks of U.S.        Turner
                                               Growth Fund        capital            companies that the           Investment
                                                                  appreciation.      subadviser believes          Partners,
                                                                                     have strong earnings         Inc.
                                                                                     growth potential.

                                               Frontier Capital   Maximum            Common stock of U.S.         Frontier
                                               Appreciation       capital            companies of all             Capital
                                                                  appreciation.      sizes, with emphasis         Management
                                                                                     on stocks of companies       Company, LLC
                                                                                     with capitalizations
                                                                                     that are consistent
                                                                                     with the
                                                                                     capitalizations of
                                                                                     those companies found
                                                                                     in the Russell 2500.

                                               Clifton Enhanced   Above-market       Futures contracts on         The Clifton
                                               U.S. Equity        total return.      the Standard & Poor's        Group
                                                                                     500 Composite Stock
                                                                                     Price Index (the "S&P
                                                                                     500" or the "Index")
                                                                                     to have a 100%
We are not responsible for the operation                                             exposure to the S&P
of the M Fund or any of its portfolios. We                                           500 to try to earn a
also are not responsible for ensuring that                                           return equal to that
the M Fund and its portfolios comply with                                            of the Index.
any laws that apply.
                                               Business           Long-term          Equity securities of         Iridian Asset
                                               Opportunity        capital            U.S. issuers in the          Management
                                               Value Fund         appreciation       large-to-medium-             LLC
                                                                                     capitalization segment
                                                                                     of the U.S. stock
                                                                                     market.

                                              M Financial Investment Advisers, Inc. (MFIA) is the investment adviser for each portfolio of the M Fund, and has retained other firms to manage the portfolios.
                                              MFIA and the M Fund's Board of Directors oversee the management of all of the M
                                              Fund's portfolios.

You'll find more information about Policy       Fees and expenses paid by the M Fund
charges in An overview of the policy in the     The M Fund pays advisory fees and other expenses. These are deducted from the
accompanying variable life insurance            assets of each Portfolio and may vary from year to year. They are not fixed and
prospectus.                                     are not part of the terms of your policy. If you choose a variable investment option, these fees and expenses affect you indirectly because they reduce portfolio returns.

                                                M Fund's expenses are assessed at the Fund level and are not direct charges against the Variable Accounts or the Policy's Accumulated Value. The unit value of a variable account will change with the value of its corresponding M Fund portfolio.

You'll find more about M Fund fees and          . Advisory fee
expenses in the accompanying M Fund             MFIA is the investment adviser to the M Fund. The M Fund pays an advisory fee
prospectus.                                     to MFIA for these services. The table below shows the advisory fee as an annual percentage of each portfolio's average daily net assets.

                                                . Other expenses
                                                The table also shows expenses the M Fund paid in 2001 as an annual percentage of each portfolio's average daily net assets.

                                                ------------------------------------------------------------------------------
                                                                                    Distribution
                                                M Fund Portfolios/1/   Advisory fee (12b-I) fee  Other expenses Total expenses
                                                ------------------------------------------------------------------------------
                                                                             As an annual % of average daily net assets
                                                Brandes International
                                                 Equity                   0.76%          --          0.26%          1.02%
                                                Turner Core Growth        0.45%          --          0.45%          0.90%
                                                Frontier Capital
                                                 Appreciation             0.90%          --          0.25%          1.15%
                                                Clifton Enhanced U.S.
                                                 Equity                   0.39%          --          0.39%          0.78%
                                                Business Opportunity
                                                 Value Fund/2/            0.65%          --          0.54%          1.19%
                                                ------------------------------------------------------------------------------

                                                /1/ Until further notice, MFIA has voluntarily agreed to cap total annual operating expenses (on an annualized basis) for these portfolios at: 1.01% for the Brandes International Equity, 0.70% for the Turner Core Growth, 1.15% for
                                                Frontier Capital Appreciation, 0.64% for Clifton Enhanced U.S. Equity, and
                                                0.90% for Business Opportunity Value Fund. Fees and expenses shown are for the year ended December 31, 2001. Future fees and expenses may be different.

                                                /2/ Fees and expenses shown are estimates for the first year of operation.
                                                Future expenses may be different.

                                                Statements and reports we'll send you
                                                We'll send you financial statements that we receive from M Fund.

The rights we describe in the                   Voting rights
accompanying variable life insurance            We're the legal owner of the shares of the M Fund that are held by the variable
prospectus under Making changes to the          accounts. The voting rights we describe in the Voting rights section of the
separate account also apply to the              accompanying variable life insurance prospectus and how we'll exercise them
M Fund.                                         also apply to the M Fund.

PART II.  ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet.
     The cross-reference sheet.

     The Prospectus for Pacific Select Estate Preserver V Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 127 pages.


     Supplement dated May 1, 2002 to Prospectus dated May 1, 2002 consisting of 1 page.

     Supplement dated May 1, 2002 to Prospectus dated May 1, 2002 consisting of 3 pages.


     The undertaking to file reports.
     Representation pursuant to Section 26(e) of the Investment Company Act of 1940.

     Rule 484 undertaking.

     The signatures.

Written Consent of the following person (included in the exhibits shown below):

     Deloitte & Touche LLP, Independent Auditors
     Dechert, Outside Counsel


The following exhibits:

  1.  (1)   (a)  Resolution of the Board of Directors of the Depositor dated
                 November 22, 1989 and copies of the Memoranda concerning
                 Pacific Select Exec Separate Account dated May 12, 1988 and
                 January 26, 1993./1/

            (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./1/
      (2)   Inapplicable

      (3)   (a)  Distribution Agreement Between Pacific Mutual Life Insurance
                 Company and Pacific Equities Network /1/

            (b) Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers /1/
      (4)   Inapplicable

      (5)   (a)  Pacific Select Estate Preserver V Last Survivor Flexible
                 Premium Variable Life Insurance Policy (Form P01SP5) /2/
            (b)  Accelerated Living Benefit Rider (Form R92-ABR)/1/
            (c)  Policy Split Option Rider (Form R94-PSO)/1/
            (d)  Last Survivor Accounting Benefit Rider (Form R01LAB)/1/
            (e)  Individual Annual Renewable Term Rider (Form R96-ART)/1/
            (f)  Last Survivor Annual Renewable Term Rider (Form R01LRT)/1/

            (g)  No Lapse Guarantee Rider (Form R02NL5)


      (6)   (a)  Articles of Incorporation of Pacific Life Insurance
                 Company /1/

            (b)  Bylaws of Pacific Life Insurance Company /1/

      (7)   Inapplicable
      (8)   Inapplicable

      (9)   (a)  Participation Agreement between Pacific Life Insurance
                 Company and Pacific Select Fund /1/

            (b) M Fund Inc. Participation Agreement with Pacific Life Insurance Company /1/

            (c) Addendum to Participation Agreement between Pacific Life and Pacific Select Fund


            (d) Addendum to Participation Agreement between M Fund Inc. and Pacific Life 12/11/01 /2/

            (e) Addendum to Participation Agreement between M Fund Inc. and Pacific Life (dated 01/02/02)


      (10)  Applications and General Questionnaire /1/

  2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

  3.  Inapplicable

  4.  Inapplicable

  5.  Inapplicable

  6.  (a) Consent of Independent Auditors
      (b) Consent of Dechert /1/

  7. (a) Opinion of Actuary regarding Form of Illustrations for Pacific Select Estate Preserver V Policies


      (b) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver V Policies


  8.  Memorandum Describing Issuance, Transfer, and Redemption
      Procedures /1/

  9.  Powers of Attorney


_______________________

/1/ Filed as part of Registration Statement on Form S-6 filed via EDGAR on July
    19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement of Form S-6 filed via EDGAR on December 27, 2001, File No. 333-65458, Accession Number 0001017062-01-500978.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940


     Pacific Life Insurance Company and represents that the fees and charges to be deducted under the Variable Life Insurance Policy ("Policy") described in the prospectuses contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with each of the Policies.



                             RULE 484 UNDERTAKINGS

     Pacific Life's Bylaws provide in Article X, Section 1 for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 24th day of April, 2002.

                                       PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                       (Registrant)

                                  BY:  PACIFIC LIFE INSURANCE COMPANY
                                       (Depositor)

                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/ SHARON A. CHEEVER
      Sharon A. Cheever
      as attorney-in-fact



(Power of Attorney is contained as Exhibit 9 in this Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-65458.)

SIGNATURES


     Pursuant to the requirements of the Securities act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment
No. 2 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 24th day of April, 2002.



                                       PACIFIC LIFE INSURANCE COMPANY
                                       (Registrant)


                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer



*BY:  /s/ SHARON A. CHEEVER
      Sharon A. Cheever
      as attorney-in-fact



(Power of attorney is contained as Exhibit 9 in this Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-65458.)

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




Signature                              Title              Date

Thomas C. Sutton*             Director, Chairman          ____________, 2002
                              of the Board and
                              Chief Executive Officer

Glenn S. Schafer*             Director and President      ____________, 2002

Khanh T. Tran*                Director, Executive Vice    ____________, 2002
                              President and Chief
                              Financial Officer

David R. Carmichael*          Director, Senior Vice       ____________, 2002
                              President and General
                              Counsel

Audrey L. Milfs*              Director, Vice President    ____________, 2002
                              and Corporate Secretary

Edward R. Byrd*               Vice President and
                              Controller                  ____________, 2002

Brian D. Klemens*             Vice President and
                              Treasurer                   ____________, 2002

James T. Morris*              Executive Vice President    ____________, 2002


*BY: /s/ SHARON A. CHEEVER                                    April 24, 2002
Sharon A. Cheever
as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in this Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-65458.)